As filed with the Securities and Exchange Commission on February 8, 2011

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 80

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 80

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, Suite 1600

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☒	On May 1, 2011 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May [    ], 2011

Investor Class

Institutional Class

Tickers
Fund	Investor Class	Institutional Class
Forward Aggressive Growth Allocation Fund	ACAIX	AAGRX
Forward Balanced Allocation Fund	ACBIX	ABAAX
Forward Banking and Finance Fund	FFBFX	None
Forward Commodity Long/Short Strategy Fund	FCOMX	FCMLX
Forward CorePlus Fund	AGRIX	AGROX
Forward Credit Analysis Long/Short Fund	FLSRX	FLSIX
Forward EM Corporate Debt Fund	FFXRX	FFXIX
Forward Emerging Markets Fund	PGERX	PTEMX
Forward Focus Fund	FLFRX	FFLFX
Forward Frontier MarketStrat Fund	FRONX	FRNMX
Forward Global Infrastructure Fund	[ ]	KGIYX
Forward Growth & Income Allocation Fund	AGIIX	AGWAX
Forward Growth Allocation Fund	AGALX	ACGAX
Forward Growth Fund	None	FGROX
Forward High Yield Bond Fund	AHBIX	AHBAX
Forward Income & Growth Allocation Fund	ACIGX	AIGAX
Forward Income Allocation Fund	AIAIX	AIAAX
Forward International Dividend Fund	FFINX	FFIEX
Forward International Equity Fund	AIINX	ACIEX
Forward International Real Estate Fund	[ ]	KIRYX
Forward International Small Companies Fund	PISRX	PTSCX
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX
Forward Large Cap Equity Fund	None	FFLSX
Forward Mortgage Securities Fund	AMSIX	AMSFX
Forward Real Estate Fund	FFREX	FPREX
Forward Real Estate Long/Short Fund	[ ]	KSRYX
Forward Select EM Dividend Fund	[ ]	[ ]
Forward Select Income Fund	[ ]	KIFYX
Forward Small Cap Equity Fund	FFSCX	FFHIX
Forward SMIDPlus Fund	ACSIX	ASMCX
Forward Strategic Alternatives Fund	FSAFX	ASAFX
Forward Tactical Enhanced Fund	FTEEX	FTETX
Forward Tactical Growth Fund	FFTGX	FTGWX
Forward U.S. Government Money Fund	AUIXX	AUSXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class A, Class B, Class C, Class M, and Class Z shares by separate prospectuses, which are available upon request.

Forward Aggressive Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%	N/A
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of

1

Forward Aggressive Growth Allocation Fund

U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Aggressive Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Aggressive Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
S&P 500 Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

2

Forward Aggressive Growth Allocation Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%	N/A
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a

4

Forward Balanced Allocation Fund

perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

5

Forward Balanced Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Balanced Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Balanced Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%		%
S&P 500 Index		%		%		%		%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Banking and Finance Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

Fees and Expenses of The Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Banking- and Financial Services-Related Investment: The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

7

Forward Banking and Finance Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Class A shares, which are not offered in this prospectus, are presented because Investor Class and Institutional Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Banking and Finance Fund – Class A (Inception: 2/18/97)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Russell 2000 Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Emerald to act as sub-advisor to the Fund. Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald and has managed the Fund since its inception in February 1997.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Acquired Fund Fees and Expenses(1)(2)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(3)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.70% and 1.35%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the

9

Forward Commodity Long/Short Strategy Fund

Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [    ].

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

10

Forward Commodity Long/Short Strategy Fund

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and had a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 3, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund and the Subsidiary. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer and David L. Ruff, CFA, Portfolio Manager. Messrs. Rowader, O’Donnell, Herber and Ruff have managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Forward CorePlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of large capitalization issuers, such as those in the Fund’s benchmark, the S&P 500 Index (the “Benchmark”). For purposes of the Fund, large capitalization issuers have a capitalization of $3.5 billion or greater at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in large capitalization stocks to attempt to exceed the daily performance of the

Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the large capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [            ].

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short

12

Forward CorePlus Fund

commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

13

Forward CorePlus Fund

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On January 20, 2011, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before January 20, 2011 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward CorePlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
S&P 500 Index		%		%		%		%
S&P 500 Growth Index		%		%		%
Forward CorePlus Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes		%		%		%		%
S&P 500 Index		%		%		%		%
S&P 500 Growth Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Effective January 20, 2011, the S&P 500 Index replaced the S&P 500 Growth Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the S&P 500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader, Ruff, Herber, and O’Donnell have managed the Fund since January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

14

Forward CorePlus Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Interest Expense on Short Sales	%		%
Total Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that

16

Forward Credit Analysis Long/Short Fund

may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is

17

Forward Credit Analysis Long/Short Fund

included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Credit Analysis Long/Short Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward Credit Analysis Long/Short Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes		%		%
Barclays Capital U.S. Municipal Bond Index		%		%
Barclays Capital U.S. Corporate High-Yield Bond Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart, Managing Partner and Chief Investment Officer of Cedar Ridge, and Mr. Benstead, Partner and Chief Investment Officer of Cedar Ridge, have each managed the Fund since its inception in December 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Forward EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the

Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. The Fund seeks to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of secondary corporate debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment-grade and un-rated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in un-rated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus three years of the Fund’s benchmark, the Credit Suisse Emerging Markets Corporate Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [            ].

19

Forward EM Corporate Debt Fund

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

20

Forward EM Corporate Debt Fund

On February 14, 2011, SW assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward EM Corporate Debt Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward EM Corporate Debt Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes		%		%
Credit Suisse Emerging Market Corporate Bond Index		%		%
Citigroup World BIG ex-U.S. Index Unhedged USD		%		%

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)

		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Effective May 1, 2011, the Credit Suisse Emerging Market Corporate Bond Index was added as the Fund’s primary benchmark. The Advisor and the Sub-Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior indices, the Citigroup World BIG ex-U.S. Index and the International Fixed Income Blended Index, will continue to be included for at least a one-year transition period. In the future, however, only the Credit Suisse Emerging Market Corporate Bond Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW Management to act as sub-advisor for the Fund. [            ].

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) screens for countries that meet the following standards: safe custody of assets and freedom of capital movement; an ample number of undervalued stocks; favorable domestic liquidity environment; a liquid and diverse stock market; a good or improving fiscal balance; and an attractively valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual stocks, the Sub-Advisor looks for companies with the following: strong cash generation prospects; strong balance sheets; asset valuations below replacement cost or below the average for its sector; a high free cash flow relative to the stock price; and in the case of banks, a low price to asset value, combined with a high return on equity.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In

22

Forward Emerging Markets Fund

addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and had a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ] %
Worst Quarter – [ ]	[ ] %

23

Forward Emerging Markets Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)%			%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)%			%		%		%
MSCI Emerging Markets Index	%		%		%		%
Forward Emerging Markets Fund – Investor Class (Inception: 4/9/03)
Return Before Taxes	%		%		N/A		%
MSCI Emerging Markets Index	%		%		N/A		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Ms. Mahurkar has managed the Fund since May 2001. Mr. Bockstaller has managed the Fund since November 2009. Mr. Burrows has managed the Fund since October 2004. Mr. Bell has managed the Fund since May 2007.

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset

Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, O’Donnell, and Herber have managed the cash portion of the Fund since August 2009. Mr. Broughton has managed the cash portion of the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

Forward Focus Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the

Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $15 billion at the time of initial purchase or have a market capitalization below the largest capitalization in the Russell Midcap Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. The Fund may continue to hold securities whose market capitalizations exceed $15 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included

25

Forward Focus Fund

in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Focus Fund – Institutional Class Shares (Inception: 5/1/08)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Russell 2500 Index		%		%
Russell 2000 Index		%		%
Forward Focus Fund – Investor Class Shares (Inception: 10/21/08)
Return Before Taxes		%		%
Russell 2500 Index		%		%
Russell 2000 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since October 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 1-800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Forward Frontier MarketStrat Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss

27

Forward Frontier MarketStrat Fund

greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ] %
Worst Quarter – [ ]	[ ] %

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Frontier MarketStrat Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward Frontier MarketStrat Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes		%		%
MSCI Frontier Markets Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

28

Forward Frontier MarketStrat Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Herber, CFA, Investment Officer, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Herber, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Broughton, CFA, Assistant Portfolio Manager. Messrs. Rowader, Herber, and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

29

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact

30

Forward Global Infrastructure Fund

the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Global Infrastructure Fund.

31

Forward Global Infrastructure Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Global Infrastructure Fund – Institutional Class (Inception: 6/29/07)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
S&P Global Infrastructure Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief

Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager and Ian Goltra, Portfolio Manager. Mr. Visse has primary responsibility for the day-to-day management of the Fund. Messrs. Beam and Visse have managed the Fund since its inception in June 2007. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%	N/A
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

33

Forward Growth & Income Allocation Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Growth & Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Growth & Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%		%
S&P 500 Index		%		%		%		%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

34

Forward Growth & Income Allocation Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

35

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A

Shareholder Services Fees	%	N/A
Other Expenses	%		%

Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$

5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap

36

Forward Growth Allocation Fund

agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%		%
S&P 500 Index		%		%		%		%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

37

Forward Growth Allocation Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38

Forward Growth Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ]in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Insitutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least of 80% of its net assets plus borrowings for investment purposes, if any, in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Sub-Advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

39

Forward Growth Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for Investor Class shares are not presented because the Investor Class shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Growth Fund – Institutional Class (Inception: 10/21/08)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Russell 2000 Growth Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Emerald to act as sub-advisor for the Fund. The members of the team are: Kenneth G. Mertz II, CFA, President, Stacey L. Sears, Portfolio Manager, Peter J. Niedland, CFA, Portfolio Manager, Joseph W. Garner, Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc. Mr. Mertz is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund and has managed the Fund since its inception in October 1992. Ms. Sears is responsible for the management of the Fund’s portfolio and has managed the Fund since 2002. Mr. Niedland is responsible for the management of the Fund’s portfolio and has managed the Fund since May 2010. Mr. Garner is responsible for the management of the Fund’s portfolio and has managed the Fund since May 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.61%	0.61%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the

yield curve). As of March 31, 2011, the Benchmark’s duration was [            ]. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may

41

Forward High Yield Bond Fund

not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward High Yield Bond Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes		%		%		%		%
BofA Merrill Lynch U.S. High Yield Master II Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

42

Forward High Yield Bond Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

43

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%	N/A
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

44

Forward Income & Growth Allocation Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

45

Forward Income & Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Income & Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Income & Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%		%
S&P 500 Index		%		%		%		%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton,

CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46

Forward Income Allocation Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%	N/A
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a low risk tolerance and a 1-3 year investment time horizon. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

47

Forward Income Allocation Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR	5 YEARS		SINCE INCEPTION
Forward Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	%	%	%	%
Return After Taxes on Distributions(1)%		%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%
Forward Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	%	%	%	%
Barclays Capital U.S. Aggregate Bond Index	%	%	%	%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

48

Forward Income Allocation Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

49

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social

50

Forward International Dividend Fund

and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
MSCI All Country World Index ex-USA		%		%		%		%
Forward International Dividend Fund – Institutional Class (Inception: 5/1/07)
Return Before Taxes		%	N/A		N/A			%
MSCI All Country World Index ex-USA		%	N/A		N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

51

Forward International Dividend Fund

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52

Forward International Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities. The Fund will concentrate investments in international securities that are located in or traded in countries included in the MSCI EAFE + Emerging Markets Index (the “Benchmark”). The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or frontier markets by the Benchmark. A company generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Through the use of a proprietary model, Lazard Asset Management LLC (“Lazard” or the “Sub-Advisor”), uses a quantitative selection process to select securities within each underlying industry in the Benchmark. The Sub-Advisor’s bottom-up stock selection process is based on a quantitative multi-factor model that is used to select securities within each underlying industry in the Benchmark. The model factors evaluate the following metrics: value-comparing valuation measures on an industry and country basis; growth-measuring a company’s short and long term growth capabilities compared to its country and industry peers; sentiment-gauging market optimism for a stock measured in terms of price momentum and analyst expectations; and quality-assessing a company’s strength and operating efficiency.

Portfolio construction focuses on strong risk controls relative to the Benchmark, specifically for controlling country, sector and size exposures.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to

53

Forward International Equity Fund

share Forward Management, LLC’s (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward International Equity Fund – Institutional Class (Inception: 10/3/94)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
MSCI EAFE + Emerging Markets Index		%		%		%		%
Forward International Equity Fund – Investor Class (Inception: 7/6/98)
Return Before Taxes		%		%		%		%
MSCI EAFE + Emerging Markets Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

54

Forward International Equity Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Lazard to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Paul Moghtader, CFA, Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA. Messrs. Moghtader, Ivanenko, Kashanek, and Scholl have managed the Fund since December 2008. Mr. Lai has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

56

Forward International Real Estate Fund

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for Investor Class shares are not presented because the Investor Class shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington International Real Estate Fund.

57

Forward International Real Estate Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
FTSE EPRA/NAREIT Developed ex-US Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager,

Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. McGowan has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in April 2006. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58

Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which

59

Forward International Small Companies Fund

in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ] %
Worst Quarter – [ ]	[ ] %

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward International Small Companies Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
MSCI EAFE Small Cap Index		%		%		%		%
Forward International Small Companies Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes		%		%	N/A			%
MSCI EAFE Small Cap Index		%		%	N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

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Forward International Small Companies Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

61

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.58%	0.58%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, including credit default swaps, forwards, including currency forwards, and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/

Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [            ].

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related

62

Forward Investment Grade Fixed-Income Fund

securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Barclays Capital U.S. Government/Credit Bond Index		%		%		%		%
Forward Investment Grade Fixed-Income Fund – Investor Class (Inception: 7/14/98)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Government/Credit Bond Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

63

Forward Investment Grade Fixed-Income Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64

Forward Large Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects dividend paying equity securities based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not presented because Investor Class shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

65

Forward Large Cap Equity Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Large Cap Equity Fund – Institutional Class Shares (Inception: 1/31/07)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.61%	0.61%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [            ].

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a

67

Forward Mortgage Securities Fund

perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 30, 2002, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 30, 2002 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

68

Forward Mortgage Securities Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Mortgage Securities Fund – Institutional Class (Inception: 5/18/92)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Barclays Capital U.S. Mortgage Backed Securities Index		%		%		%		%
Forward Mortgage Securities Fund – Investor Class (Inception: 07/8/98)
Return Before Taxes		%		%		%		%
Barclays Capital U.S. Mortgage Backed Securities Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of BlackRock to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

69

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class shares and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

70

Forward Real Estate Fund

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
S&P 500 Index		%		%		%		%
FTSE NAREIT Equity REITs Index		%		%		%		%
Forward Real Estate Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes		%	N/A		N/A			%
S&P 500 Index		%	N/A		N/A			%
FTSE NAREIT Equity REITs Index		%	N/A		N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Messrs. Beam and Goltra have co-primary responsibility for the day-to-day management of the Fund. Messrs. Beam, Goltra, McGowan, O’Donnell, and Visse have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

71

Forward Real Estate Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72

Forward Real Estate Long/Short Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Dividend Expense on Short Sales(1)	%		%
Interest Expense(1)	%		%
Total Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Dividend Expense on Short Sales and Interest Expense are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

73

Forward Real Estate Long/Short Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and had a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Strategic Realty Fund.

74

Forward Real Estate Long/Short Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Real Estate Long/Short Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
FTSE NAREIT Composite Index		%		%
FTSE NAREIT Equity REITs Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief

Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Goltra is primarily responsible for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in September 1999. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

75

Forward Select EM Dividend Fund

Investment Objective

The Fund seeks to achieve high total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located in emerging market countries. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an incoming producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

76

Forward Select EM Dividend Fund

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since its inception in May 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

77

Forward Select EM Dividend Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

78

Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Dividend and Interest Expense	%		%
Total Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses for Investor Class shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and

79

Forward Select Income Fund

repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and had a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not presented because Investor Class shares were not offered during the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

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Forward Select Income Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
BofA Merrill Lynch Preferred Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Beam has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in March 2001. Messrs. O’Donnell, McGowan, Visse, and Goltra have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

81

Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(1)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquire fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/ management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

82

Forward Small Cap Equity Fund

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter –[ ]	[ ]%
Worst Quarter –[ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Small Cap Equity Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Russell 2000 Index		%		%		%		%
Forward Small Cap Equity Fund – Institutional Class (Inception: 6/6/02)
Return Before Taxes		%		%	N/A			%
Russell 2000 Index		%		%	N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David Readerman, CFA, Portfolio Manager, Matt Feldmann, CFA, Senior Equity Analyst, and Fabian Garces, Analyst. Messrs. O’Donnell and Readerman have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Readerman, Feldmann, and Garces have managed the Fund since February 2011.

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Forward Small Cap Equity Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments To Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward SMIDPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	N/A

Shareholder Services Fees	%		%
Other Expenses	%		%

Acquired Fund Fees and Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%

(1)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$

5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of small and medium capitalization issuers, such as those in the Fund’s benchmark, the Russell 2500 Index (the

“Benchmark”). For purposes of the Fund, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in small and medium capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the small and medium capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [            ].

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated.

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Forward SMIDPlus Fund

Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders,

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Forward SMIDPlus Fund

including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward SMIDPlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Russell 2500 Index		%		%		%		%
The Wilshire 4500 Completion Index (Float-Adjusted)		%		%		%		%
Forward SMIDPlus Fund – Investor Class (Inception: 6/24/98)
Return Before Taxes		%		%		%		%
Russell 2500 Index		%		%		%		%
The Wilshire 4500 Completion Index (Float-Adjusted)		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Effective September 20, 2010, the Russell 2500 Index replaced The Wilshire 4500 Completion Index (Float Adjusted) as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Herber, CFA, Investment Officer. Messrs. Rowader, Ruff, O’Donnell, and Herber have managed the Fund since September 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Forward SMIDPlus Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Strategic Alternatives Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	%		%
Other Expenses	%		%
Acquired Fund Fees and Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

The Fund may invest all of its assets in securities of alternative asset classes that exhibit low historical correlations with global stock and bond markets, or in derivatives with exposure to such alternative asset classes. Assets not invested in such alternative asset classes or derivatives may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular asset classes. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease,

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Forward Strategic Alternatives Fund

embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

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Forward Strategic Alternatives Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Strategic Alternatives Fund – Institutional Class (Inception: 1/30/08)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%
S&P 500 Index		%		%
Forward Strategic Alternatives Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes		%		%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since its inception in January 2008. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Tactical Enhanced Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	2.15%	2.15%
Distribution (12b-1) Fees	0.25%	N/A

Shareholder Services Fees	%		%
Other Expenses(1)	%		%

Acquired Fund Fees and Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.84% and 2.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of exchange-traded funds (“ETFs”)) which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in indices and equity securities in sectors and industry groups that it believes are more attractive on a relative basis. Additionally, the Sub-Advisor may sell short indices and equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques (including borrowing for investment purposes) as well as short positions on target securities which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio.

The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the

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Forward Tactical Enhanced Fund

volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 3, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Forward Tactical Enhanced Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fee	%		%
Other Expenses(1)	%		%
Dividend Expense on Short Sales(1)	%		%
Total Other Expenses	%		%
Acquired Fund Fees and Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses, Acquired Fund Fees and Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the

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Forward Tactical Growth Fund

volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

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Forward Tactical Growth Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

97

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A

Shareholder Services Fees	%	N/A
Other Expenses	%		%

Administrative Fees	%		%
Total Other Expenses	%		%
Total Annual Fund Operating Expenses	%		%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$	$
3 Years	$	$

5 Years	$	$
10 Years	$	$

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The Fund’s current yield and updated performance information for the Fund may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

98

Forward U.S. Government Money Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes		%		%		%		%
Citigroup 3-Month Treasury Bill Index		%		%		%		%
Forward U.S. Government Money Fund – Investor Class (Inception: 7/29/98)
Return Before Taxes		%		%		%		%
Citigroup 3-Month Treasury Bill Index		%		%		%		%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund.

The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

99

SECURITY TYPES

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

100

SECURITY TYPES

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market.Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

101

SECURITY TYPES

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund seeks exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including commodity futures contracts, commodity swaps and options on commodity futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When Forward Management believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity swaps and other commodity-linked derivative instruments. The Subsidiary will also be subject to the same compliance policies and procedures as the Fund. In addition, the Fund wholly owns and controls the Subsidiary, and Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

102

SECURITY TYPES

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including ETFs. Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

103

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Commodity Long/Short Strategy Fund, Forward Frontier MarketStrat Fund, and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds, Forward Frontier MarketStrat Fund, and Forward Strategic Alternatives Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objective of the Forward Commodity Long/Short Strategy Fund is non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Fund and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or

104

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Forward Aggressive Growth Allocation Fund[1]	Forward Balanced Allocation Fund[1]	Forward Banking and Finance Fund[2]	Forward Commodity Long/Short Strategy Fund
Allocation	P	P	N/A	N/A
Banking and Financial Services	N/A	N/A	P	N/A
Borrowing	N/A	N/A	NP	N/A
Cash and Cash Equivalents	N/A	N/A	NP	P
Commodity Sector	N/A	N/A	N/A	P
Concentration	N/A	N/A	P	N/A
Currency Transactions	NP	N/A	N/A	N/A
Debt Securities	N/A	P	NP	P
Depositary Receipts	P	N/A	NP	N/A
Derivatives	P	P	NP	P
Emerging Market and Frontier Market Securities	P	N/A	NP	N/A
Equity Securities	P	P	P	N/A
Exchange-Traded Funds	NP	N/A	N/A	P
Exchange-Traded Notes	NP	N/A	N/A	N/A
Foreign Securities	NP	N/A	NP	NP
Government- Sponsored Enterprises	N/A	P	NP	P
Growth Stocks	NP	N/A	NP	N/A
Hedging	N/A	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	P
Lower-Rated Debt Securities	N/A	NP	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	P	NP	P
Multi-Manager	NP	NP	N/A	N/A
Municipal Bonds	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	P
Non-Diversification	N/A	N/A	N/A	P
Overseas Exchanges	NP	N/A	N/A	N/A

105

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward Aggressive Growth Allocation Fund[1]	Forward Balanced Allocation Fund[1]	Forward Banking and Finance Fund[2]	Forward Commodity Long/Short Strategy Fund
Portfolio Turnover	NP	NP	NP	P
Real Estate Securities and REITs	N/A	N/A	NP	N/A
Repurchase Agreements	N/A	N/A	NP	P
Restricted and Illiquid Securities	N/A	N/A	NP	N/A
Securities Issued by Other Investment Companies	P	P	N/A	P
Short Sales	N/A	N/A	NP	N/A
Small and Medium Capitalization Stocks	NP	N/A	P	N/A
Subsidiary	N/A	N/A	N/A	P
Tax	P	P	NP	P
Tax Reform	N/A	N/A	NP	N/A
Value Stocks	NP	N/A	NP	N/A

Risks:	Forward CorePlus Fund	Forward Credit Analysis Long/Short Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	N/A	P	NP	N/A
Cash and Cash Equivalents	P	NP	NP	P
Commodity Sector	P	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A
Currency Transactions	N/A	NP	P	P
Debt Securities	P	P	P	NP
Depositary Receipts	N/A	N/A	NP	NP
Derivatives	P	P	P	P
Emerging Market and Frontier Market Securities	N/A	P	P	P
Equity Securities	N/A	NP	NP	P
Exchange-Traded Funds	N/A	NP	P	P
Exchange-Traded Notes	N/A	NP	NP	NP
Foreign Securities	N/A	P	P	P
Government- Sponsored Enterprises	P	NP	NP	N/A
Growth Stocks	N/A	N/A	N/A	NP
Hedging	P	NP	P	NP
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	P	NP	NP	NP
Lower-Rated Debt Securities	N/A	P	P	NP
Mortgage- Related and Other Asset- Backed Securities	P	NP	NP	N/A
Multi-Manager	N/A	N/A	N/A	NP
Municipal Bonds	P	P	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	P	P	N/A
Overseas Exchanges	N/A	N/A	NP	NP
Portfolio Turnover	P	P	P	P
Real Estate Securities and REITs	N/A	N/A	NP	N/A
Repurchase Agreements	N/A	NP	NP	NP

106

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward CorePlus Fund	Forward Credit Analysis Long/Short Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund
Restricted and Illiquid Securities	N/A	NP	NP	NP
Securities Issued by Other Investment Companies	N/A	NP	P	P
Short Sales	N/A	P	NP	NP
Small and Medium Capitalization Stocks	NP	N/A	N/A	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	P	P	P
Tax Reform	N/A	P	N/A	N/A
Value Stocks	NP	N/A	NP	NP

Risks:	Forward Focus Fund	ForwardFrontier MarketStrat Fund	Forward Global Infrastructure Fund[3]	Forward Growth & Income Allocation Fund[1]
Allocation	N/A	N/A	N/A	P
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	NP	N/A	N/A	N/A
Cash and Cash Equivalents	NP	P	N/A	N/A
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	N/A	NP	P	N/A
Currency Transactions	NP	N/A	P	N/A
Debt Securities	N/A	NP	P	P
Depositary Receipts	NP	P	N/A	N/A
Derivatives	NP	P	N/A	P
Emerging Market and Frontier Market Securities	NP	P	P	N/A
Equity Securities	P	NP	P	P
Exchange-Traded Funds	NP	NP	N/A	N/A
Exchange-Traded Notes	NP	P	N/A	N/A
Foreign Securities	P	P	P	P
Government- Sponsored Enterprises	N/A	P	N/A	N/A
Growth Stocks	NP	N/A	N/A	N/A
Hedging	NP	N/A	P	N/A
Infrastructure-Related Investment	N/A	N/A	P	N/A
Liquidity Risk	NP	P	N/A	P
Lower-Rated Debt Securities	N/A	N/A	N/A	P
Mortgage- Related and Other Asset- Backed Securities	N/A	N/A	N/A	NP
Multi-Manager	N/A	N/A	N/A	NP
Municipal Bonds	N/A	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	P	P	N/A
Overseas Exchanges	NP	N/A	P	N/A
Portfolio Turnover	NP	NP	N/A	NP
Real Estate Securities and REITs	NP	N/A	N/A	N/A
Repurchase Agreements	NP	N/A	N/A	N/A
Restricted and Illiquid Securities	NP	N/A	P	N/A
Securities Issued by Other Investment Companies	NP	NP	N/A	P
Short Sales	NP	N/A	N/A	N/A
Small and Medium Capitalization Stocks	P	N/A	N/A	NP

107

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward Focus Fund	ForwardFrontier MarketStrat Fund	Forward Global Infrastructure Fund[3]	Forward Growth & Income Allocation Fund[1]
Subsidiary	N/A	N/A	N/A	N/A
Tax	NP	P	N/A	P
Tax Reform	N/A	N/A	N/A	N/A
Value Stocks	NP	N/A	N/A	NP

Risks:	Forward Growth Allocation Fund[1]	Forward Growth Fund	Forward High Yield Bond Fund	Forward Income & Growth Allocation Fund[1]
Allocation	P	N/A	N/A	P
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	NP	N/A	N/A
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A
Currency Transactions	NP	N/A	N/A	N/A
Debt Securities	P	NP	P	P
Depositary Receipts	P	NP	N/A	N/A
Derivatives	P	NP	P	P
Emerging Market and Frontier Market Securities	P	NP	N/A	N/A
Equity Securities	P	P	N/A	P
Exchange-Traded Funds	N/A	N/A	N/A	N/A
Exchange-Traded Notes	NP	N/A	N/A	N/A
Foreign Securities	NP	NP	N/A	N/A
Government- Sponsored Enterprises	N/A	NP	N/A	P
Growth Stocks	N/A	NP	N/A	N/A
Hedging	N/A	NP	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	P	P
Lower-Rated Debt Securities	N/A	NP	P	P
Mortgage- Related and Other Asset- Backed Securities	N/A	NP	N/A	P
Multi-Manager	NP	N/A	N/A	NP
Municipal Bonds	N/A	NP	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	N/A
Overseas Exchanges	N/A	N/A	N/A	N/A
Portfolio Turnover	NP	P	P	NP
Real Estate Securities and REITs	N/A	NP	N/A	N/A
Repurchase Agreements	N/A	NP	N/A	N/A
Restricted and Illiquid Securities	N/A	NP	N/A	N/A
Securities Issued by Other Investment Companies	P	N/A	N/A	P
Short Sales	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	P	N/A	N/A
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	NP	P	P
Tax Reform	N/A	NP	N/A	N/A
Value Stocks	NP	NP	N/A	N/A

108

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward Income Allocation Fund[1]	Forward International Dividend Fund	Forward International Equity Fund	Forward International Real Estate Fund[4]
Allocation	P	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	N/A	NP	N/A	P
Cash and Cash Equivalents	N/A	NP	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	P
Currency Transactions	N/A	P	P	P
Debt Securities	P	NP	N/A	P
Depositary Receipts	N/A	P	P	N/A
Derivatives	P	NP	N/A	N/A
Emerging Market and Frontier Market Securities	N/A	P	P	P
Equity Securities	N/A	P	P	P
Exchange-Traded Funds	N/A	NP	N/A	NP
Exchange-Traded Notes	N/A	NP	N/A	NP
Foreign Securities	N/A	P	P	P
Government- Sponsored Enterprises	P	NP	N/A	NP
Growth Stocks	N/A	NP	P	NP
Hedging	N/A	NP	N/A	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	P	NP	N/A	NP
Lower-Rated Debt Securities	P	NP	N/A	NP
Mortgage- Related and Other Asset- Backed Securities	P	N/A	N/A	NP
Multi-Manager	NP	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	P
Overseas Exchanges	N/A	P	P	P
Portfolio Turnover	NP	NP	NP	P
Real Estate Securities and REITs	N/A	NP	N/A	P
Repurchase Agreements	N/A	NP	N/A	NP
Restricted and Illiquid Securities	N/A	NP	N/A	P
Securities Issued by Other Investment Companies	P	NP	N/A	NP
Short Sales	N/A	NP	N/A	NP
Small and Medium Capitalization Stocks	N/A	NP	P	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	NP	N/A	N/A
Tax Reform	N/A	N/A	N/A	N/A
Value Stocks	N/A	NP	P	NP

Risks:	Forward International Small Companies Fund	Forward Investment Grade Fixed-Income Fund	Forward Large Cap Equity Fund	Forward Mortgage Securities Fund
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A

109

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward International Small Companies Fund	Forward Investment Grade Fixed-Income Fund	Forward Large Cap Equity Fund	Forward Mortgage Securities Fund
Borrowing	NP	N/A	NP	N/A
Cash and Cash Equivalents	NP	NP	NP	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A
Currency Transactions	P	N/A	NP	N/A
Debt Securities	NP	P	NP	P
Depositary Receipts	NP	N/A	NP	N/A
Derivatives	NP	P	NP	P
Emerging Market and Frontier Market Securities	P	NP	N/A	N/A
Equity Securities	P	N/A	P	N/A
Exchange-Traded Funds	NP	N/A	NP	N/A
Exchange-Traded Notes	NP	N/A	NP	N/A
Foreign Securities	P	NP	NP	N/A
Government- Sponsored Enterprises	N/A	P	NP	P
Growth Stocks	NP	N/A	NP	N/A
Hedging	NP	N/A	NP	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	P
Lower-Rated Debt Securities	N/A	NP	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	P	NP	P
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	N/A
Overseas Exchanges	P	N/A	N/A	N/A
Portfolio Turnover	P	P	NP	P
Real Estate Securities and REITs	NP	N/A	NP	N/A
Repurchase Agreements	NP	N/A	NP	N/A
Restricted and Illiquid Securities	NP	NP	NP	N/A
Securities Issued by Other Investment Companies	NP	N/A	NP	N/A
Short Sales	NP	N/A	NP	N/A
Small and Medium Capitalization Stocks	P	N/A	NP	N/A
Subsidiary	N/A	N/A	N/A	N/A
Tax	NP	P	NP	P
Tax Reform	N/A	N/A	NP	N/A
Value Stocks	NP	N/A	NP	N/A

Risks:	Forward Real Estate Fund[4]	Forward Real Estate Long/Short Fund	Forward Select EM Dividend Fund	Forward Select Income Fund[4]
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	NP	P	P	P
Cash and Cash Equivalents	NP	NP	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	P	P	N/A	P

110

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward Real Estate Fund[4]	Forward Real Estate Long/Short Fund	Forward Select EM Dividend Fund	Forward Select Income Fund[4]
Currency Transactions	N/A	P	P	N/A
Debt Securities	P	P	NP	P
Depositary Receipts	N/A	NP	P	N/A
Derivatives	NP	NP	P	NP
Emerging Market and Frontier Market Securities	N/A	P	P	N/A
Equity Securities	P	P	P	P
Exchange-Traded Funds	NP	NP	NP	NP
Exchange-Traded Notes	NP	NP	NP	NP
Foreign Securities	N/A	P	P	N/A
Government- Sponsored Enterprises	NP	NP	N/A	NP
Growth Stocks	NP	NP	N/A	NP
Hedging	NP	P	P	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	NP	NP
Lower-Rated Debt Securities	NP	NP	N/A	NP
Mortgage- Related and Other Asset- Backed Securities	NP	NP	N/A	NP
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	NP	NP	N/A	NP
No Operating History	N/A	N/A	P	N/A
Non-Diversification	P	P	N/A	P
Overseas Exchanges	N/A	P	P	N/A
Portfolio Turnover	NP	P	P	P
Real Estate Securities and REITs	P	P	NP	P
Repurchase Agreements	NP	NP	N/A	NP
Restricted and Illiquid Securities	NP	P	NP	P
Securities Issued by Other Investment Companies	NP	NP	NP	NP
Short Sales	NP	P	P	NP
Small and Medium Capitalization Stocks	NP	NP	NP	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	NP	NP	P	NP
Tax Reform	NP	NP	N/A	NP
Value Stocks	NP	NP	N/A	NP

Risks:	Forward Small Cap Equity Fund	Forward SMIDPlus Fund	Forward Strategic Alternatives Fund	Forward Tactical Enhanced Fund
Allocation	N/A	N/A	P	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	NP	N/A	N/A	P
Cash and Cash Equivalents	NP	P	P	P
Commodity Sector	N/A	P	P	N/A
Concentration	N/A	N/A	NP	N/A
Currency Transactions	NP	N/A	N/A	NP
Debt Securities	N/A	P	NP	P

111

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward Small Cap Equity Fund	Forward SMIDPlus Fund	Forward Strategic Alternatives Fund	Forward Tactical Enhanced Fund
Depositary Receipts	NP	N/A	N/A	NP
Derivatives	P	P	P	P
Emerging Market and Frontier Market Securities	NP	N/A	P	P
Equity Securities	P	N/A	P	P
Exchange-Traded Funds	P	N/A	P	P
Exchange-Traded Notes	NP	N/A	P	NP
Foreign Securities	P	N/A	P	P
Government- Sponsored Enterprises	N/A	P	P	NP
Growth Stocks	NP	N/A	N/A	NP
Hedging	N/A	P	N/A	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	P	P	NP
Lower-Rated Debt Securities	N/A	N/A	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	P	NP	N/A
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	P	N/A	N/A
No Operating History	N/A	N/A	N/A	P
Non-Diversification	N/A	N/A	P	N/A
Overseas Exchanges	NP	N/A	N/A	NP
Portfolio Turnover	P	P	NP	P
Real Estate Securities and REITs	NP	N/A	P	N/A
Repurchase Agreements	NP	N/A	N/A	NP
Restricted and Illiquid Securities	NP	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	N/A	P	NP
Short Sales	NP	N/A	N/A	P
Small and Medium Capitalization Stocks	P	N/A	NP	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	NP	P	P	P
Tax Reform	N/A	N/A	N/A	N/A
Value Stocks	NP	N/A	NP	NP

Risks:	Forward Tactical Growth Fund	Forward U.S. Government Money Fund
Allocation	N/A	N/A
Banking and Financial Services	N/A	N/A
Borrowing	P	N/A
Cash and Cash Equivalents	P	N/A
Commodity Sector	N/A	N/A
Concentration	N/A	N/A
Currency Transactions	NP	N/A
Debt Securities	P	P
Depositary Receipts	NP	N/A
Derivatives	P	N/A
Emerging Market and Frontier Market Securities	P	N/A
Equity Securities	P	N/A
Exchange-Traded Funds	P	N/A

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Risks:	Forward Tactical Growth Fund	Forward U.S. Government Money Fund
Exchange-Traded Notes	NP	N/A
Foreign Securities	P	N/A
Government- Sponsored Enterprises	NP	P
Growth Stocks	NP	N/A
Hedging	P	N/A
Infrastructure-Related Investment	N/A	N/A
Liquidity Risk	NP	N/A
Lower-Rated Debt Securities	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	NP	NP
Multi-Manager	N/A	N/A
Municipal Bonds	NP	N/A
No Operating History	N/A	N/A
Non-Diversification	N/A	N/A
Overseas Exchanges	NP	N/A
Portfolio Turnover	P	N/A
Real Estate Securities and REITs	NP	N/A
Repurchase Agreements	NP	P
Restricted and Illiquid Securities	N/A	N/A
Securities Issued by Other Investment Companies	NP	N/A
Short Sales	P	N/A
Small and Medium Capitalization Stocks	NP	N/A
Subsidiary	N/A	N/A
Tax	P	N/A
Tax Reform	NP	N/A
Value Stocks	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

1	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
2	The Fund concentrates its investments in the banking and financial services industries. For more information regarding the risks associated with a concentration in the banking and financial services industries, see “Banking- and Financial Services-Related Investment” below.
3	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
4	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Banking- and Financial Services-Related Investment

A Fund that concentrates in the banking and financial services industries may be subject to greater risks than a portfolio without such a concentration. Such a Fund will be particularly subject to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, a Fund that concentrates its investments in these industries may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or

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changes in legislation or government regulations affecting the banking and financial services industries. The value of a Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

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Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to

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experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

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Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

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No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

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Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund, through its investments in the Subsidiary, will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks applicable to similar investments held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

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Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $[            ] billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward CorePlus Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam has managed the

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since their inception and the Forward Real Estate Fund since March 2010.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan has primary responsibility for the day-to-day management of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities. Mr. McGowan has managed the Forward International Real Estate Fund and Forward Real Estate Long/Short Fund since 2008, the Forward Global Infrastructure Fund and Forward Select Income Fund since June 2009, and the Forward Real Estate Fund since March 2010.

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Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Global Infrastructure Fund since its inception. Mr. Visse has managed the Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra has had primary responsibility for the day-to-day management of the Forward Real Estate Long/Short Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation. Mr. Goltra has managed the Forward Real Estate Fund since March 2010 and the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since May 2010.

The Forward Focus Fund, Forward International Dividend Fund, Forward Large Cap Equity Fund, and Forward Select EM Dividend Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund, Forward Large Cap Equity Fund, and Forward Select EM Dividend Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. Mr. Coleman has primary responsibility for the day-to-day management of the Forward Focus Fund. From 2001 – July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 – 2003, he was an Analyst with Putnam Lovell Securities, and from 1992-1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

The Allocation Funds, Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund since September 2008, has managed the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier MarketStrat Fund since its inception.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and the Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward

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Frontier MarketStrat Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Allocation Funds and the Forward U.S. Government Money Fund since February 2007, the Forward Strategic Alternatives Fund since its inception, the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier MarketStrat Fund since its inception.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier MarketStrat Fund and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund since February 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, and the Forward Frontier MarketStrat Fund since its inception.

Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton as co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst. Mr. Broughton has managed the Allocation Funds, Strategic Alternative Fund, Forward U.S. Government Money Fund, the cash portion of the Emerging Markets Fund, and Forward Frontier MarketStrat Fund since February 2011.

The Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, and Forward SMIDPlus Fund are team managed and all investment decisions are made jointly by the team. The team is primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund and the Subsidiary, Forward CorePlus Fund, and Forward SMIDPlus Fund. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Commodity Long/Short Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Commodity Long/Short Strategy Fund and the Subsidiary, Forward CorePlus Fund, and Forward SMIDPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Forward Commodity Long/Short Fund since its inception , the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Forward Commodity Long/Short Fund since inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Forward CorePlus Fund and Forward SMIDPlus Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward Commodity Long/Short Strategy Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February

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2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Small Cap Equity Fund since February 2011.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA. Mr. Readerman has managed the Forward Small Cap Equity Fund since February 2011.

Matt Feldmann, CFA. Mr. Feldmann has been a Senior Equity Analyst for Forward Management since July 2007. From August 2002 to July 2007, Mr. Feldmann was an Equity Analyst with C.H. Dean & Associates. Mr. Feldmann is a Chartered Financial Analyst and holds an MBA. Mr. Feldmann has managed the Forward Small Cap Equity Fund since February 2011.

Fabian Garces. Mr. Garces has been an Analyst for Forward Management since August 1, 2008. Mr. Garces has managed the Forward Small Cap Equity Fund since February 2011.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2010, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Advisor (as a percentage of daily net assets)	Annual Advisory Fee to Sub-Advisor (as a percentage of daily net assets)
Forward Aggressive Growth Allocation Fund	%	%	N/A
Forward Balanced Allocation Fund	%	%	N/A
Forward Banking and Finance Fund(1)%		%	N/A
Forward Commodity Long/Short Strategy Fund(2)	N/A	N/A	N/A
Forward CorePlus Fund(5)%		%	N/A
Forward Credit Analysis Long/Short Fund(1)%		%	N/A
Forward EM Corporate Debt Fund(1)%		%	N/A
Forward Emerging Markets Fund(1)%		%	N/A
Forward Focus Fund(3)%		%	N/A
Forward Frontier MarketStrat Fund	%	%	N/A
Forward Global Infrastructure Fund	%	%	N/A
Forward Growth & Income Allocation Fund	%	%	N/A
Forward Growth Allocation Fund	%	%	N/A
Forward Growth Fund(1)%		%	N/A
Forward High Yield Bond Fund(4)%		%	%
Forward Income & Growth Allocation Fund	%	%	N/A
Forward Income Allocation Fund	%	%	N/A
Forward International Dividend Fund	%	%	N/A
Forward International Equity Fund(4)%		%	%
Forward International Real Estate Fund	%	%	N/A
Forward International Small Companies Fund(1)%		%	N/A
Forward Investment Grade Fixed-Income Fund(4)%		%	%
Forward Large Cap Equity Fund	%	%	N/A
Forward Mortgage Securities Fund(4)%		%	%

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Fund	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Advisor (as a percentage of daily net assets)	Annual Advisory Fee to Sub-Advisor (as a percentage of daily net assets)
Forward Real Estate Fund(6)%		%	N/A
Forward Real Estate Long/Short Fund	%	%	N/A
Forward Select EM Dividend Fund(7)	N/A	N/A	N/A
Forward Select Income Fund	%	%	N/A
Forward Small Cap Equity Fund(8)%		%	N/A
Forward SMIDPlus Fund(9)%		%	N/A
Forward Strategic Alternatives Fund	%	%	N/A
Forward Tactical Enhanced Fund(1),(7)	N/A	N/A	N/A
Forward Tactical Growth Fund(1)%		%	N/A
Forward U.S. Government Money Fund	%	%	N/A

1	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
2	As of December 31, 2010, the Fund had not commenced operations and thus no fees were paid by the Fund to Forward Management. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
3	Effective as of October 20, 2010, the Forward Legato Fund was renamed the Forward Focus Fund and Forward Management assumed all responsibilities with respect to directing the investments of the Forward Focus Fund. Effective as of November 1, 2010, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was permanently reduced from 1.00% to 0.75%.
4	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
5	Effective as of January 20, 2011, the Forward Large Cap Value Fund was reorganized into the Forward Large Cap Growth Fund and the name of the Forward Large Cap Growth Fund was changed to the Forward CorePlus Fund. The fees in the table reflect fees paid to Forward Management by the Forward Large Cap Growth Fund during the fiscal year ended December 31, 2010. Effective January 20, 2011 the Forward CorePlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.45% (as a percentage of daily net assets) to Forward Management. During the Forward Large Cap Value Fund’s fiscal year ended December 31, 2010, the Forward Large Cap Value Fund paid Forward Management an annual advisory fee equal to 0.69% of the Fund’s daily net assets. Forward Management paid the sub advisor an annual sub advisory fee equal to 0.24% of the Fund’s daily net assets. During the Forward Large Cap Growth Fund’s fiscal year ended December 31, 2010, the Forward Large Cap Growth Fund paid Forward Management an annual advisory fee equal to 0.67% of the Fund’s daily net assets. Forward Management paid the sub advisor an annual sub advisory fee equal to 0.22% of the Fund’s daily net assets.
6	On March 1, 2010, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Real Estate Fund.
7	As of December 31, 2010, the Fund had not commenced operations and thus no fees were paid by the Fund to Forward Management.
8	Effective as of February 1, 2011, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Small Cap Equity Fund. Effective as of February 1, 2011, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was permanently reduced from 1.05% to 0.85%.
9	Effective as of September 20, 2010, the Forward Small to Mid Cap Fund was renamed the Forward SMIDPlus Fund and Forward Management assumed all responsibilities with respect to directing the investments of the Forward SMIDPlus Fund. The fees in the table include fees paid to Forward Management and the prior sub-advisor to the Forward SMIDPlus Fund under the previous investment advisory arrangement. Effective as of September 20, 2010, the Forward SMIDPlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.60% (as a percentage of daily net assets) to Forward Management.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2010 or will be available in the Forward Funds’ semi-annual reports for the period ending June 30, 2011.

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SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Banking and Finance Fund and Forward Growth Fund. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2010, Emerald Advisers, Inc. had approximately $[            ] billion in assets under management.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund and makes the final investment decisions for the Fund. Mr. Mertz has been the Chief Investment Officer & President of Emerald since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System. Mr. Mertz has managed the Fund since its inception.

Stacey L. Sears is responsible for the day-to-day management of the Fund. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Fund. Ms. Sears has managed the Fund since January 2002.

Joseph W. Garner is responsible for the day-to-day management of the Fund. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Fund since May 2006.

Peter J. Niedland, CFA, is responsible for the day-to-day management of the Fund. Mr. Niedland is a portfolio manager and research analyst, a position he has held since October 2009. Prior to joining Emerald in 2009, Mr. Niedland co-founded NS Investment Partners, LLC in March 2006. From 1993 through 2006, Mr. Niedland worked at Liberty Ridge Capital as a small cap research analyst and portfolio manager. Mr. Niedland has managed the Fund since May 2010.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Fund since its inception.

•	Forward Credit Analysis Long/Short Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830. As of December 31, 2010, Cedar Ridge had assets under management of $[            ] million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Fund since its inception.

•	Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2010, SW had $198.94 million in assets under management and advisement.

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The Forward EM Corporate Debt Fund is team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania. Mr. Hinman has managed the Fund since February 2011.

Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University. Mr. Zucaro has managed the Fund since February 2011.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2010, PAM had approximately $[            ] billion of assets under management, and Pictet & Cie had approximately $[            ] billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The team members are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Fund since May 2001.

Klaus Bockstaller, Co-Head, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Fund since November 2009.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997 through 2001, he was a Senior Investment Manager with the European Equities Team. Before joining PAM, Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Fund since October 2004.

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as a TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as

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asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Fund since September 2006.

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Fund since November 2007.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $[            ] billion of assets under management as of December 31, 2010, and First Western Financial, Inc. has approximately $[            ] billion of assets under management as of December 31, 2010.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and has served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

•	Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard has $[            ] billion in assets under management as of December 31, 2010.

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multiregional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader has managed the Fund since December 2008.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko has managed the Fund since December 2008.

Peter Kashanek, Senior Vice President, Client Portfolio Manager. Mr. Kashanek is a Client Portfolio Manager on Lazard’s Quantitative Equity Team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Mr. Kashanek has managed the Fund since December 2008.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 2002. Prior to joining Lazard in 2009, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai has managed the Fund since January 2009.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from

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2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Scholl has managed the Fund since December 2008.

•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $[ ] trillion in assets under management as of December 31, 2010.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the Fund since May 2008.

•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $[            ] trillion in assets under management as of December 31, 2010.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

•	Forward Tactical Enhanced Fund and Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2010, Broadmark had assets under management of approximately $[            ] million.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. Mr. Guptill has managed the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund since their inception.

COMPARABLE ACCOUNT PRESENTATION FOR THE FORWARD TACTICAL GROWTH FUND

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund—it shows the performance of a similar account previously managed by Broadmark.

The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account, which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

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MANAGEMENT OF THE FUNDS

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

Year/Period	Comparable Account	S&P 500 Index(1)
2009(2)	22.43%	19.26%
2008(3)	1.76%	-37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	-6.91%
3 years(6)	12.66%	-5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009
(3)	Calendar year ending December 31
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009
(6)	October 1, 2006 through September 30, 2009
(7)	October 1, 2004 through September 30, 2009

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

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Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

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HOW TO BUY SHARES

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Investor Class or Institutional Class shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

SHARE CLASSES

Share Classes Offered by each Forward Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Class M	Class Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward CorePlus Fund	Yes	Yes	No	No	No	No	Yes
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Focus Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Frontier MarketStrat Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No

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Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Class M	Class Z
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	No	No	Yes
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward SMIDPlus Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

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EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Institutional Class shares for Investor Class shares of the same Fund. You may exchange your Investor Class shares for Institutional Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Institutional Class or Investor Class Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Institutional Class and Investor Class shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s),allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

The Forward Commodity Long/Short Strategy Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

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CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In

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consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

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REDEEMING SHARES

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Distribution Plan

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Investor Class shares of the Funds that allows each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares.

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DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of a Fund.

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of a Fund will not be subject to a Plan or any 12b-1 fees.

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plans

Forward Funds has adopted shareholder services plans (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”) with respect to Investor Class and Institutional Class shares of certain Funds. Under the Shareholder Services Plans, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and are not to exceed the following annual rates:

	Annual Rate (expressed as a percentage of the Fund’s average daily net assets attributable to the noted class of shares)
Fund Name	Investor Class	Institutional Class
Forward Aggressive Growth Allocation Fund	0.25%	None
Forward Balanced Allocation Fund	0.25%	None
Forward Banking and Finance Fund	0.15%	0.05%
Forward Commodity Long/Short Strategy Fund	0.25%	0.10%
Forward CorePlus Fund	0.25%	0.10%
Forward Credit Analysis Long/Short Fund	0.15%	0.05%
Forward EM Corporate Debt Fund	0.15%	0.05%
Forward Emerging Markets Fund	0.15%	0.05%
Forward Focus Fund	0.15%	0.05%
Forward Frontier MarketStrat Fund	0.15%	0.10%
Forward Global Infrastructure Fund	0.15%	0.05%
Forward Growth & Income Allocation Fund	0.25%	None
Forward Growth Allocation Fund	0.25%	None
Forward Growth Fund	0.15%	0.05%
Forward High Yield Bond Fund	0.25%	0.10%
Forward Income & Growth Allocation Fund	0.25%	None
Forward Income Allocation Fund	0.25%	None
Forward International Dividend Fund	0.15%	0.05%
Forward International Equity Fund	0.25%	0.10%
Forward International Real Estate Fund	0.15%	0.05%
Forward International Small Companies Fund	0.15%	0.05%
Forward Investment Grade Fixed-Income Fund	0.25%	0.10%
Forward Large Cap Equity Fund	0.15%	0.05%

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DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

	Annual Rate (expressed as a percentage of the Fund’s average daily net assets attributable to the noted class of shares)
Fund Name	Investor Class	Institutional Class
Forward Mortgage Securities Fund	0.25%	0.10%
Forward Real Estate Fund	0.15%	0.05%
Forward Real Estate Long/Short Fund	0.15%	0.05%
Forward Select EM Dividend Fund	0.15%	0.05%
Forward Select Income Fund	0.15%	0.05%
Forward Small Cap Equity Fund	0.15%	0.05%
ForwardSMIDPlus Fund	0.25%	0.10%
Forward Strategic Alternatives Fund	0.15%	0.10%
Forward Tactical Enhanced Fund	0.15%	0.05%
Forward Tactical Growth Fund	0.15%	0.05%
Forward U.S. Government Money Fund	0.25%	None

Payments available under the Shareholder Services Plans may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated shareholder services fees payable under the Shareholder Services Plan for Investor Class shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of shareholders services fees to third party service providers for the provision of shareholder services to shareholders of Investor Class shares of the Fund. The Board of Trustees may revise or reinstate the payment of shareholder services fees for Investor Class shares of the Fund at any time without notice.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Investor Class or Institutional Class shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;

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ADDITIONAL PAYMENTS TO INTERMEDIARIES

•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2011, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

DIVIDENDS AND TAXES

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Banking and Finance Fund	Forward International Equity Fund
Forward Emerging Markets Fund	Forward International Small Companies Fund
Forward Frontier MarketStrat Fund	Forward Large Cap Equity Fund
Forward Focus Fund	Forward Select EM Dividend Fund
Forward Growth Fund	Forward Small Cap Equity Fund
Forward Tactical Enhanced Fund	Forward Tactical Growth Fund

The following Forward Funds expect to declare and pay income dividends semi-annually and capital gains distributions annually, if available:

Forward International Real Estate Fund
Forward Global Infrastructure Fund

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward Aggressive Growth Allocation Fund	Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund	Forward Real Estate Fund
Forward Commodity Long/Short Strategy Fund	Forward Real Estate Long/Short Fund
Forward EM Corporate Debt Fund	Forward SMIDPlus Fund
Forward Growth & Income Allocation Fund	Forward Select Income Fund
Forward Growth Allocation Fund	Forward Strategic Alternatives Fund
Forward International Dividend Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward Balanced Allocation Fund	Forward Income & Growth Allocation Fund
Forward High Yield Bond Fund	Forward Investment Grade Fixed-Income Fund
Forward Income Allocation Fund	Forward Mortgage Securities Fund

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

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DIVIDENDS AND TAXES

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

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DIVIDENDS AND TAXES

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund

The Forward Commodity Long/Short Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure and presently does not intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund would be able to obtain a favorable ruling from the IRS if it were to request such a ruling.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

142

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Credit Analysis Long/Short Fund, as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Credit Analysis Long/Short Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

GENERAL INFORMATION

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, , Forward Real Estate Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund

Information for the fiscal years ended December 31, 2006 through and including 2010 for these Funds has been audited by [            ], whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on March [            ], 2011 (Accession No. [            ]).

The Allocation Funds, ForwardFrontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward CorePlus Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund

Information for the fiscal years ended December 31, 2009 through and including 2010 for these Funds has been audited by [            ], whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March [ ], 2011 (Accession No. [            ]). Information for the fiscal years ended December 31, 2006 through and including 2008 for these Funds (except for the Forward Frontier MarketStrat Fund which commenced operations on December 31, 2008) has been audited by these Funds’ former independent registered public accounting firm.

These Funds (except for the ForwardFrontier MarketStrat Fund) are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund

Information for the fiscal years ended December 31, 2009 through and including 2010 for these Funds has been audited by[            ], whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March [             ], 2011 (Accession No. [            ]). Information for the fiscal years ended December 31, 2006 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.6 through and including 2010 for the Forward Real Estate Fund has been audited by [            ].

143

FINANCIAL HIGHLIGHTS

These Funds are successor mutual funds to previously operational funds (the “Predecessor Kensington Funds”) which were series of a separate legal entity called The Kensington Funds. The Predecessor Kensington Funds were reorganized into series of the Trust effective June 12, 2009, pursuant to an Agreement and Plan of Reorganization. For any period prior to June 12, 2009, the financial highlights table for these Funds relates to the Predecessor Kensington Funds. In addition: (i) as part of the reorganization, Class Y shares of the Predecessor Kensington Funds were exchanged for Institutional Class shares of the Funds; and (ii) information for Class A shares of the Kensington Predecessor Funds is presented for those periods prior to April 28, 2006 because Class Y shares of the Kensington Predecessor Funds were not offered prior to April 28, 2006.

Forward Commodity Long/Short Strategy, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund

The Forward Commodity Long/Short Strategy Fund, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund are newly organized and their shares have not previously been offered and therefore, these Funds do not have any financial history. Additional information about these Fund’s investments will be available in the Funds’ annual and semi-annual reports when they are available.

[FINANCIAL HIGHLIGHTS]

[Financial Highlights to be provided by subsequent amendment.]

144

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

145

APPENDIX – DESCRIPTION OF MARKET INDICES

Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index): The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

Credit Suisse Emerging Market Corporate Bond Index The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
GasOil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index): The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index): The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

146

APPENDIX – DESCRIPTION OF MARKET INDICES

Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index): The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index.

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD): The International Fixed Income Blended Index is a hypothetical index created by Forward Management, which consists of 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD; 20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD; and 20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD. The BofA Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified Composite Index Unhedged USD is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD.

MSCI All Country World Index ex-USA: The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE (Europe, Australasia, Far East) + Emerging Markets Index: The MSCI EAFE + Emerging Markets Index is an unmanaged index of 44 developed (excluding the U.S. and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. The U.S. dollar is used as the base currency.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2000 Growth Index: The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Index: The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index): The Strategic Alternatives Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

147

Investment Advisor
Forward Management, LLC Sub-Advisors

Blackrock Financial Management, Inc.

Forward Mortgage Securities Fund

Broadmark Asset Management, LLC

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Credit Analysis Long/Short Fund

Emerald Mutual Fund Advisers Trust

Forward Banking and Finance Fund

Forward Growth Fund

First Western Capital Management Company

Forward High Yield Bond Fund

Lazard Asset Management LLC

Forward International Equity Fund

Pacific Investment Management Company LLC

Forward Investment Grade Fixed-Income Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

SW Asset Management, LLC

Forward EM Corporate Debt Fund

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm [ ] Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Focus Fund

Forward Frontier MarketStrat Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward SMIDPlus Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Focus Fund

Forward Frontier MarketStrat Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward SMIDPlus Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling:

(202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Printed on paper containing recycled content using soy-based inks.

Prospectus

May [    ], 2011

Class A

Class B

Class C

Class M

TICKERS
FUND	CLASS A	CLASS B	CLASS C	CLASS M
Forward Aggressive Growth Allocation Fund	AGRRX	N/A	ACAGX	N/A
Forward Balanced Allocation Fund	AOBAX	N/A	ABAFX	N/A
Forward Banking and Finance Fund	HSSAX	N/A	HSSCX	N/A
Forward Commodity Long/Short Strategy Fund	N/A	N/A	[ ]	None
Forward Credit Analysis Long/Short Fund	FLSLX	N/A	FLSFX	FLSMX
Forward EM Corporate Debt Fund	N/A	N/A	FFXCX	N/A
Forward Emerging Markets Fund	N/A	N/A	None	FEMMX
Forward Focus Fund	FFLMX	N/A	None	N/A
Forward Global Infrastructure Fund	KGIAX	KGIBX	KGICX	FGIMX
Forward Growth & Income Allocation Fund	AOIAX	N/A	AGIGX	N/A
Forward Growth Allocation Fund	AOGAX	N/A	AGGGX	N/A
Forward Growth Fund	HSPGX	N/A	HSPCX	N/A
Forward High Yield Bond Fund	N/A	N/A	AHYIX	N/A
Forward Income & Growth Allocation Fund	AOLAX	N/A	AIGMX	N/A
Forward Income Allocation Fund	AILAX	N/A	AIACX	N/A
Forward International Dividend Fund	None	N/A	None	N/A
Forward International Real Estate Fund	KIRAX	KIRBX	KIRCX	N/A
Forward International Small Companies Fund	FFIAX	N/A	None	FNSMX
Forward Large Cap Equity Fund	FFLAX	N/A	None	N/A
Forward Mortgage Securities Fund	N/A	N/A	ACMSX	N/A
Forward Real Estate Fund	KREAX	N/A	KRECX	N/A
Forward Real Estate Long/Short Fund	KSRAX	KSRBX	KSRCX	N/A
Forward Select EM Dividend Fund	[ ]	N/A	[ ]	[ ]
Forward Select Income Fund	KIFAX	KIFBX	KIFCX	FSIMX
Forward Small Cap Equity Fund	FFHAX	N/A	None	FSCMX
Forward SMIDPlus Fund	N/A	N/A	ACSMX	N/A
Forward Tactical Enhanced Fund	FTEAX	N/A	FTEGX	None
Forward Tactical Growth Fund	FTAGX	N/A	FTGOX	FTGOX
Forward U.S. Government Money Fund	None	N/A	AUCXX	N/A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Institutional Class, Investor Class, and Class Z shares by separate prospectuses, which are available upon request.

Forward Aggressive Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

1

Forward Aggressive Growth Allocation Fund

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Aggressive Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
S&P 500 Index		%		%		%
Forward Aggressive Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes		%		%		%
S&P 500 Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

2

Forward Aggressive Growth Allocation Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the

4

Forward Balanced Allocation Fund

aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

5

Forward Balanced Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Balanced Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Forward Balanced Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Banking and Finance Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%

Shareholder Services Fees	%	%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Banking- and Financial Services-Related Investment: The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

7

Forward Banking and Finance Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Banking and Finance Fund – Class A (Inception: 2/18/97 )
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Russell 2000 Index		%		%		%		%
Forward Banking and Finance Fund – Class C (Inception: 7/1/00)
Return Before Taxes		%		%	N/A			%
Russell 2000 Index		%		%	N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Emerald to act as sub-advisor to the Fund. Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund. Mr. Mertz is President of Emerald and has managed the Fund since its inception in February 1997.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred

8

Forward Banking and Finance Fund

arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Acquired Fund Fees and Expenses (1)(2)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(3)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ], in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ] and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$	$
3 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$	$
3 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on

10

Forward Commodity Long/Short Strategy Fund

futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [        ].

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sec-

tor commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its

11

Forward Commodity Long/Short Strategy Fund

payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 3, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund and the Subsidiary. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer and David L. Ruff, CFA, Portfolio Manager. Messrs. Rowader, O’Donnell, Herber and Ruff have managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of The Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.50%	1.50%	1.50%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	%	%		%
Other Expenses(1)	%	%		%
Interest Expense on Short Sales	%	%		%
Total Other Expenses	%	%		%
Total Annual Fund Operating Expenses	%	%		%
Fee Waiver and/or Expense Reimbursement(2)	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%		%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the

Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt

13

Forward Credit Analysis Long/Short Fund

securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of

14

Forward Credit Analysis Long/Short Fund

investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the Fund originally commenced operations on December 26, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown below for any period beginning on or after November 24, 2008 and lasting through August 31, 2010 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The performance shown below for any period beginning on or after September 1, 2010 is that of the Fund’s Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ] %	Worst Quarter – [ ]	[ ] %
Best Quarter – [ ]	[ ] %	Worst Quarter – [ ]	[ ] %

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

1 YEAR		SINCE INCEPTION
Forward Credit Analysis Long/Short Fund – Class A (Inception: 12/26/06)
Return Before Taxes	%		%
Return After Taxes on Distributions(1)	%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)	%		%
Forward Credit Analysis Long/Short Fund – Class C (Inception: 6/30/09)
Return Before Taxes	%		%
Barclays Capital U.S. Municipal Bond Index	%		%
Barclays Capital U.S. Corporate High-Yield Bond Index	%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart, Managing Partner and Chief Investment Officer of Cedar Ridge, and Mr. Benstead, Partner and Chief Compliance Officer of Cedar Ridge, have each managed the Fund since its inception in December 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

15

Forward Credit Analysis Long/Short Fund

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Forward EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.70%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	%
Other Expenses	%
Total Annual Fund Operating Expenses	%
Fee Waiver and/or Expense Reimbursement(1)	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. The Fund seeks to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of secondary corporate debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

17

Forward EM Corporate Debt Fund

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment-grade and un-rated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in un-rated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus three years of the Fund’s benchmark, the Credit Suisse Emerging Markets Corporate Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [    ].

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

18

Forward EM Corporate Debt Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On February 14, 2011, SW assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward EM Corporate Debt Fund – Class C (Inception: 10/5/07)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Credit Suisse Emerging Market Corporate Bond Index		%		%
Citigroup World BIG ex-U.S. Index Unhedged USD		%		%

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)

		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective May 1, 2011, the Credit Suisse Emerging Market Corporate Bond Index was added as the Fund’s primary benchmark. The Advisor and the Sub-Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior indices, the Citigroup World BIG ex-U.S. Index and the International Fixed Income Blended Index, will continue to be included for at least a one-year transition period. In the future, however, only the Credit Suisse Emerging Market Corporate Bond Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

19

Forward EM Corporate Debt Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	%		%
Other Expenses(1)	%		%
Total Annual Fund Operating Expenses	%		%
Fee Waiver and/or Expense Reimbursement(2)	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%		%

(1)	Other Expenses are based on estimated amounts for the current year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) screens for countries that meet the following standards: safe custody of assets and freedom of capital movement; an ample number of undervalued stocks; favorable domestic liquidity environment; a liquid and diverse stock market; a good or improving fiscal balance; and an attractively valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual stocks, the Sub-Advisor looks for companies with the following: strong cash generation prospects; strong balance sheets; asset valuations below

21

Forward Emerging Markets Fund

replacement cost or below the average for its sector; a high free cash flow relative to the stock price; and in the case of banks, a low price to asset value, combined with a high return on equity.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Institutional Class shares, which are not offered in this prospectus, are presented because Class C shares were not offered during any of the periods shown. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

22

Forward Emerging Markets Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ] %
Worst Quarter – [ ]	[ ] %

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
MSCI Emerging Markets Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Ms. Mahurkar has managed the Fund since May 2001. Mr. Bockstaller has managed the Fund since November 2009. Mr. Burrows has managed the Fund since October 2004. Mr. Bell has managed the Fund since May 2007.

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, O’Donnell, and Herber have managed the cash portion of the Fund since August 2009. Mr. Broughton has managed the cash portion of the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Forward Focus Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	%	%
Other Expenses(1)	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(2)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $15 billion at the time of initial purchase or have a market capitalization below the largest capitalization in the Russell Midcap Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. The Fund may continue to hold securities whose market capitalizations exceed $15 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

24

Forward Focus Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	%
Worst Quarter – [ ]	[ ] %

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Focus Fund – Class A (Inception: 4/1/05)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Russell 2500 Index		%		%		%
Russell 2000 Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective October 20, 2010, the Russell 2500 Index replaced the Russell 2000 Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indices will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since October 2010.

25

Forward Focus Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Management Fee	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Shareholder Services Fees	%	%	%		%
Other Expenses(1)	%	%	%		%
Total Annual Fund Operating Expenses	%	%	%		%
Fee Waiver and/or Expense Reimbursement(2)	%	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%	%		%

(1)	Other Expenses for Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class B, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$	$	$	$
3 Years	$	$	$	$
5 Years	$	$	$	$
10 Years	$	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$	$	$	$
3 Years	$	$	$	$
5 Years	$	$	$	$
10 Years	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

27

Forward Global Infrastructure Fund

Under normal conditions, the Fund will invest at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

28

Forward Global Infrastructure Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class M shares are not presented because Class M does not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Global Infrastructure Fund – Class A (Inception: 6/29/07)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward Global Infrastructure Fund – Class B (Inception: 6/29/07)
Return Before Taxes		%		%
Forward Global Infrastructure Fund – Class C (Inception: 6/29/07)
Return Before Taxes		%		%
S&P Global Infrastructure Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager and Ian Goltra, Portfolio Manager. Mr. Visse has primary responsibility for the day-to-day management of the Fund. Messrs. Beam and Visse have managed the Fund since its inception in June 2007. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

29

Forward Global Infrastructure Fund

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the

31

Forward Growth & Income Allocation Fund

Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

32

Forward Growth & Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Growth & Income Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)		%		%		%
Forward Growth & Income Allocation Fund – Class A (Inception date 9/29/03)
Return Before Taxes		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

33

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

34

Forward Growth Allocation Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

35

Forward Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)		%		%		%
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

Forward Growth Fund

Investment Objective

The Fund seeks long-term growth through capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	%	%
Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least of 80% of its net assets plus borrowings for investment purposes, if any, in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Sub-Advisor”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Sub-Advisor as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

37

Forward Growth Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%
Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Growth Fund – Class A (Inception: 10/1/92)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Russell 2000 Growth Index		%		%		%		%
Forward Growth Fund – Class C (Inception: 7/1/00)
Return Before Taxes		%		%	N/A			%
Russell 2000 Growth Index		%		%	N/A			%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Emerald to act as sub-advisor for the Fund. The members of the team are: Kenneth G. Mertz II, CFA, President, Stacey L. Sears, Portfolio Manager, Peter J. Niedland, CFA, Portfolo Manager, Joseph W. Garner, Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc. Mr. Mertz is responsible for the

38

Forward Growth Fund

day-to-day management of the Fund’s portfolio and makes the final investment decisions for the Fund and has managed the Fund since its inception in October 1992. Ms. Sears is responsible for the management of the Fund’s portfolio and has managed the Fund since 2002. Mr. Niedland is responsible for the management of the Fund’s portfolio and has managed the Fund since May 2010. Mr. Garner is responsible for the management of the Fund’s portfolio and has managed the Fund since May 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.61%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	%
Other Expenses	%
Total Annual Fund Operating Expenses	%

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

You would pay the following expenses if you did not redeem your shares:

Class C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [    ]. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other

40

Forward High Yield Bond Fund

instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward High Yield Bond Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
BofA Merrill Lynch U.S. High Yield Master II Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund.

Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

41

Forward High Yield Bond Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

43

Forward Income & Growth Allocation Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

44

Forward Income & Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Income & Growth Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)		%		%		%
Forward Income & Growth Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes		%		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%		%
S&P 500 Index		%		%		%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell,

CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45

Forward Income Allocation Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(1)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee and reimburse the Fund’s transfer agent fees until [ ]. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$

5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$

5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a low risk tolerance and a 1-3 year investment time horizon. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardfunds.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

46

Forward Income Allocation Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

47

Forward Income Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS	SINCE INCEPTION
Forward Income Allocation Fund – Class C (Inception: 12/30/02)

Return Before Taxes		%	%	%
Return After Taxes on Distributions(1)		%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%	%	%
Barclays Capital U.S. Aggregate Bond Index		%	%	%
Forward Income Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes		%	%	%
Barclays Capital U.S. Aggregate Bond Index		%	%	%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	%	%
Other Expenses(1)	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(2)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the

49

Forward International Dividend Fund

laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares, which are not offered in this prospectus, are presented because Class A and Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

50

Forward International Dividend Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
MSCI All Country World Index ex-USA		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since December 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

51

Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A		CLASS B		CLASS C

Management Fee		%		%		%
Distribution (12b-1) Fees	%			%		%
Shareholder Services Fees		%		%		%
Other Expenses	%			%		%
Total Annual Fund Operating Expenses	%			%		%
Fee Waiver and/or Expense Reimbursement(2)%				%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%			%		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class B, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

52

Forward International Real Estate Fund

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

53

Forward International Real Estate Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward International Real Estate Fund – Class B (Inception: 4/28/06)
Return Before Taxes	%		%
Forward International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	%		%
FTSE EPRA/NAREIT Developed ex-US Index	%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. McGowan has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in April 2006. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

54

Forward International Real Estate Fund

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	%	%		%
Other Expenses(1)	%	%		%
Total Annual Fund Operating Expenses	%	%		%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, and Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

56

Forward International Small Companies Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for the Class C shares are not presented because the Class C shares were not offered during the periods shown. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward International Small Companies Fund – Class A (Inception: 5/2/05)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
MSCI EAFE Small Cap Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

57

Forward International Small Companies Fund

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58

Forward Large Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	%	%
Other Expenses(1)	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(2)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects dividend paying equity securities based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects dividend paying equity securities based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

59

Forward Large Cap Equity Fund

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Large Cap Equity Fund – Class A (Inception: 10/31/06)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Ruff, Coleman, and Brewington have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

60

Forward Large Cap Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

61

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.61%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	%
Other Expenses	%
Total Annual Fund Operating Expenses	%
Fee Waiver and/or Expense Reimbursement(1)	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [    ].

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

62

Forward Mortgage Securities Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

63

Forward Mortgage Securities Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Mortgage Securities Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Barclays Capital U.S. Mortgage Backed Securities Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of BlackRock to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	%	%
Other Expenses(1)	%	%
Acquired Fund Fees and Expenses	%	%
Total Annual Fund Operating Expenses	%	%
Fee Waiver and/or Expense Reimbursement(2)	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]% and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

65

Forward Real Estate Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Real Estate Fund – Class A (Inception: 6/12/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Forward Real Estate Fund – Class C (Inception: 6/12/09)
Return Before Taxes		%		%
S&P 500 Index		%		%
FTSE NAREIT Equity REITs Index

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

66

Forward Real Estate Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Messrs. Beam and Goltra have co-primary responsibility for the day-to-day management of the Fund. Messrs. Beam, Goltra, McGowan, O’Donnell, and Visse have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

67

Forward Real Estate Long/Short Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Shareholder Services Fees	%	%	%
Other Expenses	%	%	%
Dividend Expense on Short Sales(1)	%	%	%
Interest Expense(1)	%	%	%
Total Other Expenses	%	%	%
Acquired Fund Fees and Expenses	%	%	%
Total Annual Fund Operating Expenses	%	%	%
Fee Waiver and/or Expense Reimbursement(2)	%	%	%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%	%

(1)	Dividend Expense on Short Sales and Interest Expense are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class B, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

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Forward Real Estate Long/Short Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open

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Forward Real Estate Long/Short Fund

market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		10 YEARS		SINCE INCEPTION
Forward Real Estate Long/Short Fund – Class A (Inception: 9/15/99)
Return Before Taxes		%		%		%		%
Return After Taxes on Distributions(1)		%		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%		%
Forward Real Estate Long/Short Fund – Class B (Inception: 9/15/99)
Return Before Taxes		%		%		%		%
Forward Real Estate Long/Short Fund – Class C (Inception: 9/15/99)
Return Before Taxes		%		%		%		%
FTSE NAREIT Composite Index		%		%		%		%
FTSE NAREIT Equity REITs Index		%		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Goltra is primarily responsible for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in September 1999. Mr. McGowan has managed the Fund since 2008. Messrs. O’Donnell and Visse have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Forward Real Estate Long/Short Fund

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select EM Dividend Fund

Investment Objective

The Fund seeks to achieve high total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.10%	1.10%	1.10%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	%	%		%
Other Expenses(1)	%	%		%
Total Annual Fund Operating Expenses	%	%		%
Fee Waiver and/or Expense Reimbursement	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	%	%		%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ], in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Class A shares, Class C shares, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located in emerging market countries. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

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Forward Select EM Dividend Fund

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an incoming producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Forward Select EM Dividend Fund

Performance Information

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Asset Management, Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, and Bruce R. Brewington, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Coleman, Ruff and Brewington have managed the Fund since its inception in May 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS B	CLASS C	CLASS M

Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%	N/A
Shareholder Services Fees	%	%	%		%
Other Expenses(1)	%	%	%		%
Interest Expense	%	%	%		%
Total Other Expenses	%	%	%		%
Total Annual Fund Operating Expenses	%	%	%		%
Fee Waiver and/or Expense Reimbursement(2)	%	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%	%		%

(1)	Other Expenses for Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class B, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.
Examples

These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$	$	$	$
3 Years	$	$	$	$
5 Years	$	$	$	$
10 Years	$	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C	CLASS M

1 Year	$	$	$	$
3 Years	$	$	$	$
5 Years	$	$	$	$
10 Years	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

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Forward Select Income Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management.

76

Forward Select Income Fund

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Select Income Fund – Class A (Inception: 3/30/01)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Forward Select Income Fund – Class B (Inception: 3/30/01)
Return Before Taxes		%		%		%
Forward Select Income Fund – Class C (Inception: 3/30/01)
Return Before Taxes		%		%		%
BofA Merrill Lynch Preferred Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Michael McGowan, Portfolio Manager,

Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, and Ian Goltra, Portfolio Manager. Mr. Beam has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in March 2001. Messrs. O’Donnell, McGowan, Visse, and Goltra have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The Fund no longer offers for sale Class B shares of the Fund and shareholders are not able to make new or additional investments in Class B shares.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

77

Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%	N/A
Shareholder Services Fees	%	%		%
Other Expenses(1)	%	%		%
Total Annual Fund Operating Expenses	%	%		%
Fee Waiver and/or Expense Reimbursement(2)	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%		%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/ management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

78

Forward Small Cap Equity Fund

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS A

79

Forward Small Cap Equity Fund

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward Small Cap Equity Fund – Class A (Inception: 5/2/05)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Russell 2000 Index		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David Readerman, CFA, Portfolio Manager, Matt Feldmann, CFA, Senior Equity Analyst, and Fabian Garces, Analyst. Messrs. O’Donnell and Readerman have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Readerman, Feldmann, and Garces have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

80

Forward SMIDPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.60%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	%
Other Expenses	%
Acquired Fund Fees and Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of small and medium capitalization issuers, such as those in the Fund’s benchmark, the Russell 2500 Index (the “Benchmark”). For purposes of the Fund, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in small and medium capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the small and medium capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [    ].

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

81

Forward SMIDPlus Fund

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the finan-

cial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

82

Forward SMIDPlus Fund

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		5 YEARS		SINCE INCEPTION
Forward SMIDPlus Fund – Class C (Inception: 12/30/02)
Return Before Taxes		%		%		%
Return After Taxes on Distributions(1)		%		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%		%
Russell 2500 Index		%		%		%
The Wilshire 4500 Completion Index (Float-Adjusted)		%		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective September 20, 2010, the Russell 2500 Index replaced The Wilshire 4500 Completion Index (Float Adjusted) as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

83

Forward SMIDPlus Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Herber, CFA, Investment Officer. Messrs. Rowader, Ruff, O’Donnell, and Herber have managed the Fund since September 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84

Forward Tactical Enhanced Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	2.15%	2.15%	2.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees
Other Expenses(1)
Acquired Fund Fees and Expenses(1)
Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Reimbursement(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.99%, 3.44% and 2.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The

Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of exchange-traded funds (“ETFs”)) which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in indices and equity securities in sectors and industry groups that it believes are more attractive on a relative basis. Additionally, the Sub-Advisor may sell short indices and equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques (including borrowing for investment purposes) as well as short positions on target securities which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio.

The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

85

Forward Tactical Enhanced Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 3, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

86

Forward Tactical Enhanced Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of the Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

87

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fee	%	%		%
Other Expenses(1)	%	%		%
Dividend Expense on Short Sales(1)	%	%		%
Total Other Expenses	%	%		%
Acquired Fund Fees and Expenses(1)	%	%		%
Total Annual Fund Operating Expenses	%	%		%
Fee Waiver and/or Expense Reimbursement(2)	%	%		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	%	%		%

(1)	Other Expenses, Acquired Fund Fees and Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%, [ ]%, and [ ]%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M

1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long

88

Forward Tactical Growth Fund

and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

89

Forward Tactical Growth Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Class A shares are not presented because Class A shares were not offered during any of the periods shown. Returns of Class M shares are not presented because Class M shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

90

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	N/A	%
Other Expenses	%	%
Administrative Fees	%	%
Total Other Expenses	%	%
Total Annual Fund Operating Expenses	%	%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

91

Forward U.S. Government Money Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The Fund’s current yield and updated performance information for the Fund may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 Year	5 Years	Since Inception
Forward U.S. Government Money Fund – Class A (Inception: 9/29/03)
Return Before Taxes	%	%	%
Citigroup 3-Month Treasury Bill Index	%	%	%
Forward U.S. Government Money Fund – Class C (Inception: 12/30/02)
Return Before Taxes	%	%	%
Citigroup 3-Month Treasury Bill Index	%	%	%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

92

Security Types

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

93

Security Types

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

94

Security Types

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund seeks exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including commodity futures contracts, commodity swaps and options on commodity futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When Forward Management believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity swaps and other commodity-linked derivative instruments. The Subsidiary will also be subject to the same compliance policies and procedures as the Fund. In addition, the Fund wholly owns and controls the Subsidiary, and Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make

95

Security Types

short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund (other than the Forward Growth Fund and the Forward Banking and Finance Fund) may invest in securities of other investment companies, including ETFs. Each of the Forward Growth Fund and the Forward Banking and Finance Fund may also invest in securities of other investment companies, but only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund (other than the Forward Growth Fund and Forward Banking and Finance Fund) may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

96

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), and Forward Commodity Long/Short Strategy Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objective of the Forward Commodity Long/Short Strategy Fund is non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Fund and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

97

Additional Investment Strategies and Risks

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

Discussion of Principal and Non-principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND[1]	FORWARD BALANCED ALLOCATION FUND[1]	FORWARD BANKING AND FINANCE FUND[2]	FORWARD COMMODITY LONG/SHORT STRATEGY FUND
Allocation	P	P	N/A	N/A
Banking and Financial Services	N/A	N/A	P	N/A
Borrowing	N/A	N/A	NP	N/A
Cash and Cash Equivalents	N/A	N/A	NP	P
Commodity Sector	N/A	N/A	N/A	P
Concentration	N/A	N/A	P	N/A
Currency Transactions	NP	N/A	N/A	N/A
Debt Securities	N/A	P	NP	P
Depositary Receipts	P	N/A	NP	N/A
Derivatives	P	P	NP	P
Emerging Market and Frontier Market Securities	P	N/A	NP	N/A
Equity Securities	P	P	P	N/A
Exchange-Traded Funds	NP	N/A	N/A	P
Exchange-Traded Notes	NP	N/A	N/A	N/A
Foreign Securities	NP	N/A	NP	NP
Government-Sponsored Enterprises	N/A	P	NP	P
Growth Stocks	NP	N/A	NP	N/A
Hedging	N/A	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	P
Lower-Rated Debt Securities	N/A	NP	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	P	NP	P
Multi-Manager	NP	NP	N/A	N/A
Municipal Bonds	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	P
Non-Diversification	N/A	N/A	N/A	P
Overseas Exchanges	NP	N/A	N/A	N/A
Portfolio Turnover	NP	NP	NP	P
Real Estate Securities and REITs	N/A	N/A	NP	N/A
Repurchase Agreements	N/A	N/A	NP	P
Restricted and Illiquid Securities	N/A	N/A	NP	N/A
Securities Issued by Other Investment Companies	P	P	N/A	P
Short Sales	N/A	N/A	NP	N/A

98

Discussion of Principal and Non-principal Risks

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND[1]	FORWARD BALANCED ALLOCATION FUND[1]	FORWARD BANKING AND FINANCE FUND[2]	FORWARD COMMODITY LONG/SHORT STRATEGY FUND
Small and Medium Capitalization Stocks	NP	N/A	P	N/A
Subsidiary	N/A	N/A	N/A	P
Tax	P	P	NP	P
Tax Reform	N/A	N/A	NP	N/A
Value Stocks	NP	N/A	NP	N/A

RISKS:	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND	FORWARD EMERGING MARKETS FUND	FORWARD FOCUS FUND
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	P	NP	N/A	NP
Cash and Cash Equivalents	NP	NP	P	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A
Currency Transactions	NP	P	P	NP
Debt Securities	P	P	NP	N/A
Depositary Receipts	N/A	NP	NP	NP
Derivatives	P	P	P	NP
Emerging Market and Frontier Market Securities	P	P	P	NP
Equity Securities	NP	NP	P	P
Exchange-Traded Funds	NP	P	P	NP
Exchange-Traded Notes	NP	NP	NP	NP
Foreign Securities	P	P	P	P
Government-Sponsored Enterprises	NP	NP	N/A	N/A
Growth Stocks	N/A	N/A	NP	NP
Hedging	NP	P	NP	NP
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	NP	NP
Lower-Rated Debt Securities	P	P	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	NP	NP	N/A	N/A
Multi-Manager	N/A	N/A	NP	N/A
Municipal Bonds	P	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	P	P	N/A	N/A
Overseas Exchanges	N/A	NP	NP	NP
Portfolio Turnover	P	P	P	NP
Real Estate Securities and REITs	N/A	NP	N/A	NP
Repurchase Agreements	NP	NP	NP	NP
Restricted and Illiquid Securities	NP	NP	NP	NP
Securities Issued by Other Investment Companies	NP	P	P	NP
Short Sales	P	NP	NP	NP
Small and Medium Capitalization Stocks	N/A	N/A	NP	P
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	P	P	NP
Tax Reform	P	N/A	N/A	N/A
Value Stocks	N/A	NP	NP	NP

99

Discussion of Principal and Non-principal Risks

Risks:	FORWARD GLOBAL INFRASTRUCTURE FUND[3]	FORWARD GROWTH & INCOME ALLOCATION FUND[1]	FORWARD GROWTH ALLOCATION FUND[1]	FORWARD GROWTH FUND
Allocation	N/A	P	P	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	N/A	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	P	N/A	N/A	N/A
Currency Transactions	P	N/A	NP	N/A
Debt Securities	P	P	P	NP
Depositary Receipts	N/A	N/A	P	NP
Derivatives	N/A	P	P	NP
Emerging Market and Frontier Market Securities	P	N/A	P	NP
Equity Securities	P	P	P	P
Exchange-Traded Funds	N/A	N/A	N/A	N/A
Exchange-Traded Notes	N/A	N/A	NP	N/A
Foreign Securities	P	P	NP	NP
Government-Sponsored Enterprises	N/A	N/A	N/A	NP
Growth Stocks	N/A	N/A	N/A	NP
Hedging	P	N/A	N/A	NP
Infrastructure-Related Investment	P	N/A	N/A	N/A
Liquidity Risk	N/A	P	NP	NP
Lower-Rated Debt Securities	N/A	P	N/A	NP
Mortgage-Related and Other Asset-Backed Securities	N/A	NP	N/A	NP
Multi-Manager	N/A	NP	NP	N/A
Municipal Bonds	N/A	N/A	N/A	NP
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	P	N/A	N/A	N/A
Overseas Exchanges	P	N/A	N/A	N/A
Portfolio Turnover	N/A	NP	NP	P
Real Estate Securities and REITs	N/A	N/A	N/A	NP
Repurchase Agreements	N/A	N/A	N/A	NP
Restricted and Illiquid Securities	P	N/A	N/A	NP
Securities Issued by Other Investment Companies	N/A	P	P	N/A
Short Sales	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	NP	N/A	P
Subsidiary	N/A	N/A	N/A	N/A
Tax	N/A	P	P	NP
Tax Reform	N/A	N/A	N/A	NP
Value Stocks	N/A	NP	NP	NP

RISKS:	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND[1]	FORWARD INCOME ALLOCATION FUND[1]	FORWARD INTERNATIONAL DIVIDEND FUND
Allocation	N/A	P	P	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A	NP
Cash and Cash Equivalents	N/A	N/A	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A

100

Discussion of Principal and Non-principal Risks

RISKS:	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND[1]	FORWARD INCOME ALLOCATION FUND[1]	FORWARD INTERNATIONAL DIVIDEND FUND
Concentration	N/A	N/A	N/A	N/A
Currency Transactions	N/A	N/A	N/A	P
Debt Securities	P	P	P	NP
Depositary Receipts	N/A	N/A	N/A	P
Derivatives	P	P	P	NP
Emerging Market and Frontier Market Securities	N/A	N/A	N/A	P
Equity Securities	N/A	P	N/A	P
Exchange-Traded Funds	N/A	N/A	N/A	NP
Exchange-Traded Notes	N/A	N/A	N/A	NP
Foreign Securities	N/A	N/A	N/A	P
Government-Sponsored Enterprises	N/A	P	P	NP
Growth Stocks	N/A	N/A	N/A	NP
Hedging	N/A	N/A	N/A	NP
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	P	P	P	NP
Lower-Rated Debt Securities	P	P	P	NP
Mortgage-Related and Other Asset-Backed Securities	N/A	P	P	N/A
Multi-Manager	N/A	NP	NP	N/A
Municipal Bonds	N/A	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A	N/A
Overseas Exchanges	N/A	N/A	N/A	P
Portfolio Turnover	P	NP	NP	NP
Real Estate Securities and REITs	N/A	N/A	N/A	NP
Repurchase Agreements	N/A	N/A	N/A	NP
Restricted and Illiquid Securities	N/A	N/A	N/A	NP
Securities Issued by Other Investment Companies	N/A	P	P	NP
Short Sales	N/A	N/A	N/A	NP
Small and Medium Capitalization Stocks	N/A	N/A	N/A	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	P	P	NP
Tax Reform	N/A	N/A	N/A	N/A
Value Stocks	N/A	N/A	N/A	NP

RISKS:	FORWARD INTERNATIONAL REAL ESTATE FUND[4]	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND	FORWARD MORTGAGE SECURITIES FUND
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	P	NP	NP	N/A
Cash and Cash Equivalents	NP	NP	NP	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	P	N/A	N/A	N/A
Currency Transactions	P	P	NP	N/A
Debt Securities	P	NP	NP	P
Depositary Receipts	N/A	NP	NP	N/A
Derivatives	N/A	NP	NP	P

101

Discussion of Principal and Non-principal Risks

RISKS:	FORWARD INTERNATIONAL REAL ESTATE FUND[4]	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND	FORWARD MORTGAGE SECURITIES FUND
Emerging Market and Frontier Market Securities	P	P	N/A	N/A
Equity Securities	P	P	P	N/A
Exchange-Traded Funds	NP	NP	NP	N/A
Exchange-Traded Notes	NP	NP	NP	N/A
Foreign Securities	P	P	NP	N/A
Government-Sponsored Enterprises	NP	N/A	NP	P
Growth Stocks	NP	NP	NP	N/A
Hedging	P	NP	NP	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	N/A	NP	P
Lower-Rated Debt Securities	NP	N/A	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	NP	N/A	NP	P
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	P	N/A	N/A	N/A
Overseas Exchanges	P	P	N/A	N/A
Portfolio Turnover	P	P	NP	P
Real Estate Securities and REITs	P	NP	NP	N/A
Repurchase Agreements	NP	NP	NP	N/A
Restricted and Illiquid Securities	P	NP	NP	N/A
Securities Issued by Other Investment Companies	NP	NP	NP	N/A
Short Sales	NP	NP	NP	N/A
Small and Medium Capitalization Stocks	NP	P	NP	N/A
Subsidiary	N/A	N/A	N/A	N/A
Tax	N/A	NP	NP	P
Tax Reform	N/A	N/A	NP	N/A
Value Stocks	NP	NP	NP	N/A

RISKS:	FORWARD REAL ESTATE FUND[4]	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT EM DIVIDEND FUND	FORWARD SELECT INCOME FUND[4]
Allocation	N/A	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A	N/A
Borrowing	NP	P	P	P
Cash and Cash Equivalents	NP	NP	N/A	NP
Commodity Sector	N/A	N/A	N/A	N/A
Concentration	P	P	N/A	P
Currency Transactions	N/A	P	P	N/A
Debt Securities	P	P	NP	P
Depositary Receipts	N/A	NP	P	N/A
Derivatives	NP	NP	P	NP
Emerging Market and Frontier Market Securities	N/A	P	P	N/A
Equity Securities	P	P	P	P
Exchange-Traded Funds	NP	NP	NP	NP
Exchange-Traded Notes	NP	NP	NP	NP
Foreign Securities	N/A	P	P	N/A

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Discussion of Principal and Non-principal Risks

RISKS:	FORWARD REAL ESTATE FUND[4]	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT EM DIVIDEND FUND	FORWARD SELECT INCOME FUND[4]
Government-Sponsored Enterprises	NP	NP	N/A	NP
Growth Stocks	NP	NP	N/A	NP
Hedging	NP	P	P	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	NP	NP
Lower-Rated Debt Securities	NP	NP	N/A	NP
Mortgage-Related and Other Asset-Backed Securities	NP	NP	N/A	NP
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	NP	NP	N/A	NP
No Operating History	N/A	N/A	P	N/A
Non-Diversification	P	P	N/A	P
Overseas Exchanges	N/A	P	P	N/A
Portfolio Turnover	NP	P	P	P
Real Estate Securities and REITs	P	P	NP	P
Repurchase Agreements	NP	NP	N/A	NP
Restricted and Illiquid Securities	NP	P	NP	P
Securities Issued by Other Investment Companies	NP	NP	NP	NP
Short Sales	NP	P	P	NP
Small and Medium Capitalization Stocks	NP	NP	NP	NP
Subsidiary	N/A	N/A	N/A	N/A
Tax	NP	NP	P	NP
Tax Reform	NP	NP	N/A	NP
Value Stocks	NP	NP	N/A	NP

RISKS:	FORWARD SMALL CAP EQUITY FUND	FORWARD SMIDPLUS FUND	FORWARD TACTICAL ENHANCED FUND
Allocation	N/A	N/A	N/A
Banking and Financial Services	N/A	N/A	N/A
Borrowing	NP	N/A	P
Cash and Cash Equivalents	NP	P	P
Commodity Sector	N/A	P	N/A
Concentration	N/A	N/A	N/A
Currency Transactions	NP	N/A	NP
Debt Securities	N/A	P	P
Depositary Receipts	NP	N/A	NP
Derivatives	P	P	P
Emerging Market and Frontier Market Securities	NP	N/A	P
Equity Securities	P	N/A	P
Exchange-Traded Funds	P	N/A	P
Exchange-Traded Notes	NP	N/A	NP
Foreign Securities	P	N/A	P
Government-Sponsored Enterprises	N/A	P	NP
Growth Stocks	NP	N/A	NP
Hedging	N/A	P	P
Infrastructure-Related Investment	N/A	N/A	N/A
Liquidity Risk	NP	P	NP

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Discussion of Principal and Non-principal Risks

RISKS:	FORWARD SMALL CAP EQUITY FUND	FORWARD SMIDPLUS FUND	FORWARD TACTICAL ENHANCED FUND
Lower-Rated Debt Securities	N/A	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	P	N/A
Multi-Manager	N/A	N/A	N/A
Municipal Bonds	N/A	P	N/A
No Operating History	N/A	N/A	P
Non-Diversification	N/A	N/A	N/A
Overseas Exchanges	NP	N/A	NP
Portfolio Turnover	P	P	P
Real Estate Securities and REITs	NP	N/A	N/A
Repurchase Agreements	NP	N/A	NP
Restricted and Illiquid Securities	NP	N/A	N/A
Securities Issued by Other Investment Companies	P	N/A	NP
Short Sales	NP	N/A	P
Small and Medium Capitalization Stocks	P	N/A	NP
Subsidiary	N/A	N/A	NA
Tax	NP	P	P
Tax Reform	N/A	N/A	N/A
Value Stocks	NP	N/A	NP

RISKS:	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Allocation	N/A	N/A
Banking and Financial Services	N/A	N/A
Borrowing	P	N/A
Cash and Cash Equivalents	P	N/A
Commodity Sector	N/A	N/A
Concentration	N/A	N/A
Currency Transactions	NP	N/A
Debt Securities	P	P
Depositary Receipts	NP	N/A
Derivatives	P	N/A
Emerging Market and Frontier Market Securities	P	N/A
Equity Securities	P	N/A
Exchange-Traded Funds	P	N/A
Exchange-Traded Notes	NP	N/A
Foreign Securities	P	N/A
Government-Sponsored Enterprises	NP	P
Growth Stocks	NP	N/A
Hedging	P	N/A
Infrastructure-Related Investment	N/A	N/A
Liquidity Risk	NP	N/A
Lower-Rated Debt Securities	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	NP	NP
Multi-Manager	N/A	N/A
Municipal Bonds	NP	N/A
No Operating History	N/A	N/A

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Discussion of Principal and Non-principal Risks

RISKS:	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Non-Diversification	N/A	N/A
Overseas Exchanges	NP	N/A
Portfolio Turnover	P	N/A
Real Estate Securities and REITs	NP	N/A
Repurchase Agreements	NP	P
Restricted and Illiquid Securities	N/A	N/A
Securities Issued by Other Investment Companies	NP	N/A
Short Sales	P	N/A
Small and Medium Capitalization Stocks	NP	N/A
Subsidiary	N/A	N/A
Tax	P	N/A
Tax Reform	NP	N/A
Value Stocks	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

1	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
2	The Fund concentrates its investments in the banking and financial services industries. For more information regarding the risks associated with a concentration in the banking and financial services industries, see “Banking- and Financial Services-Related Investment” below.
3	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
4	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Banking- and Financial Services-Related Investment

A Fund that concentrates in the banking and financial services industries may be subject to greater risks than a portfolio without such a concentration. Such a Fund will be particularly subject to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, a Fund that concentrates its investments in these industries may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of a Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might

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be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

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Discussion of Principal and Non-principal Risks

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;

•	Less liquid and more volatile stock markets;

•	Lower trading volume of markets;

•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

•	Governmental restrictions on currency conversion or trading;

•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;

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Discussion of Principal and Non-principal Risks

•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;

•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;

•	The contagious effect of market or economic setbacks in one country on another emerging market country;

•	Immature economic structures; and

•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;

•	Lower levels of liquidity and market efficiency;

•	Greater securities price volatility;

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Discussion of Principal and Non-principal Risks

•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;

•	Less availability of adequate or accurate public information about issuers;

•	Limitations on foreign ownership of securities;

•	Imposition of withholding taxes, other taxes or exit levies;

•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;

•	Higher transaction and custody costs and delays in settlement procedures;

•	Difficulties in enforcing contractual obligations;

•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;

•	Weaker accounting, disclosure, and reporting requirements; and

•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments

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Discussion of Principal and Non-principal Risks

in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

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No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the

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overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund, through its investments in the Subsidiary, will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks applicable to similar investments held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the

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majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Management of the Funds

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $[            ] billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward SMIDPlus Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam has managed the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since their inception and the Forward Real Estate Fund since March 2010.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan has primary responsibility for the day-to-day management of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of

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real estate securities. Mr. McGowan has managed the Forward International Real Estate Fund and Forward Real Estate Long/Short Fund since 2008, the Forward Global Infrastructure Fund and Forward Select Income Fund since June 2009, and the Forward Real Estate Fund since March 2010.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Global Infrastructure Fund since its inception. Mr. Visse has managed the Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 2009 and the Forward Real Estate Fund since March 2010.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra has had primary responsibility for the day-to-day management of the Forward Real Estate Long/Short Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation. Mr. Goltra has managed the Forward Real Estate Fund since March 2010 and the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since May 2010.

The Forward Focus Fund, Forward International Dividend Fund, Forward Large Cap Equity Fund, and Forward Select EM Dividend Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund, Forward Large Cap Equity Fund, and Forward Select EM Dividend Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. Mr. Coleman has primary responsibility for the day-to-day management of the Forward Focus Fund. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 – 2003, he was an Analyst with Putnam Lovell Securities, and from 1992-1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Forward International Dividend Fund since December 2008, the Forward Large Cap Equity Fund since August 2009, the Forward Focus Fund since October 2010, and the Forward Select EM Dividend Fund since its inception.

The Allocation Funds, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds and the Forward U.S. Government Money Fund since September 2008 and has the cash portion of the Forward Emerging Markets Fund since August 2009.

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Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Allocation Funds and the Forward U.S. Government Money Fund since February 2007 and the cash portion of the Forward Emerging Markets Fund since August 2009.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the cash portion of the Forward Emerging Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds and Forward U.S. Government Money Fund since February 2008 and the cash portion of the Forward Emerging Markets Fund since August 2009.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst. Mr. Broughton has managed the Allocation Funds, Forward Strategic Alternatives Fund, Forward Frontier MarketStrat Fund, the cash portion of the Forward Emerging Markets Fund, and the Forward U.S. Government Money Fund since February 2011.

The Forward Commodity Long/Short Strategy Fund and Forward SMIDPlus Fund are team managed and all investment decisions are made jointly by the team. The team is primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund and the Subsidiary and Forward SMIDPlus Fund. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Commodity Long/Short Fund since its inception and the Forward SMIDPlus Fund since September 2010.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Commodity Long/Short Strategy Fund and the Subsidiary and has co-primary responsibility for the day-to-day management of the Forward SMIDPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Forward Commodity Long/Short Fund since its inception and the Forward SMIDPlus Fund since September 2010.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Forward Commodity Long/Short Fund since its inception and the Forward SMIDPlus Fund since September 2010.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Forward SMIDPlus Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward Commodity Long/Short Strategy Fund since its inception and the Forward SMIDPlus Fund since September 2010.

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February

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2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Small Cap Equity Fund since February 2011.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA. Mr. Readerman has managed the Forward Small Cap Equity Fund since February 2011.

Matt Feldmann, CFA. Mr. Feldmann has been a Senior Equity Analyst for Forward Management since July 2007. From August 2002 to July 2007, Mr. Feldmann was an Equity Analyst with C.H. Dean & Associates. Mr. Feldmann is a Chartered Financial Analyst and holds an MBA. Mr. Feldmann has managed the Forward Small Cap Equity Fund since February 2011.

Fabian Garces. Mr. Garces has been an Analyst for Forward Management since August 1, 2008. Mr. Garces has managed the Forward Small Cap Equity Fund since February 2011.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

During the most recent fiscal year ended December 31, 2010, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Aggressive Growth Allocation Fund	%	%	N/A
Forward Balanced Allocation Fund	%	%	N/A
Forward Banking and Finance Fund(1)%		%	N/A
Forward Commodity Long/Short Strategy Fund(2)	N/A	N/A	N/A
Forward Credit Analysis Long/Short Fund(1)%		%	N/A
Forward EM Corporate Debt Fund(1)%		%	N/A
Forward Emerging Markets Fund(1)%		%	N/A
Forward Focus Fund(3)%		%	N/A
Forward Global Infrastructure Fund	%	%	N/A
Forward Growth & Income Allocation Fund	%	%	N/A
Forward Growth Allocation Fund	%	%	N/A
Forward Growth Fund(1)%		%	N/A
Forward High Yield Bond Fund(4)%		%	%
Forward Income & Growth Allocation Fund	%	%	N/A
Forward Income Allocation Fund	%	%	N/A
Forward International Dividend Fund	%	%	N/A
Forward International Real Estate Fund	%	%	N/A
Forward International Small Companies Fund(1)%		%	N/A
Forward Large Cap Equity Fund	%	%	N/A
Forward Mortgage Securities Fund(4)%		%	%
Forward Real Estate Fund(5)%		%	N/A
Forward Real Estate Long/Short Fund	%	%	N/A

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FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Select EM Dividend Fund	N/A	N/A	N/A
Forward Select Income Fund	%	%	N/A
Forward Small Cap Equity Fund(7)%		%	N/A
Forward SMIDPlus Fund(8)%		%	N/A
Forward Tactical Enhanced Fund(1),(6)	N/A	N/A	N/A
Forward Tactical Growth Fund(1)%		%	N/A
Forward U.S. Government Money Fund	%	%	N/A

1	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
2	As of December 31, 2010, the Fund had not commenced operations and thus no fees were paid by the Fund to Forward Management. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
3	Effective as of October 20, 2010, the Forward Legato Fund was renamed the Forward Focus Fund and Forward Management assumed all responsibilities with respect to directing the investments of the Forward Focus Fund. Effective as of November 1, 2010, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was permanently reduced from 1.00% to 0.75%.
4	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
5	On March 1, 2010, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Real Estate Fund.
6	As of December 31, 2010, the Fund had not commenced operations and thus no fees were paid by the Fund to Forward Management.
7	Effective as of February 1, 2011, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Small Cap Equity Fund. Effective as of February 1, 2011, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was permanently reduced from 1.05% to 0.85%.
8	Effective as of September 20, 2010, the Forward Small to Mid Cap Fund was renamed the Forward SMIDPlus Fund and Forward Management assumed all responsibilities with respect to directing the investments of the Forward SMIDPlus Fund. The fees in the table include fees paid to Forward Management and the prior sub-advisor to the Forward SMIDPlus Fund under the previous investment advisory arrangement. Effective as of September 20, 2010, the Forward SMIDPlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.60% (as a percentage of daily net assets) to Forward Management.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2010 or will be available in the Forward Funds’ semi-annual reports for the period ending June 30, 2011.

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Banking and Finance Fund and Forward Growth Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Banking and Finance Fund and Forward Growth Fund. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of December 31, 2010, Emerald Advisers, Inc. had approximately $[            ] billion in assets under management.

The portfolio managers of the Forward Growth Fund are:

Kenneth G. Mertz II, CFA, is responsible for the day-to-day management of the Fund and makes the final investment decisions for the Fund. Mr. Mertz has been the Chief Investment Officer & President of Emerald since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System. Mr. Mertz has managed the Fund since its inception.

Stacey L. Sears is responsible for the day-to-day management of the Fund. Ms. Sears is Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager and was named the portfolio manager of the Fund. Ms. Sears has managed the Fund since January 2002.

Joseph W. Garner is responsible for the day-to-day management of the Fund. Mr. Garner is the Director of Research for Emerald Research, the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A. Mr. Garner has managed the Fund since May 2006.

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Peter J. Niedland, CFA, is responsible for the day-to-day management of the Fund. Mr. Niedland is a portfolio manager and research analyst, a position he has held since October 2009. Prior to joining Emerald in 2009, Mr. Niedland co-founded NS Investment Partners, LLC in March 2006. From 1993 through 2006, Mr. Niedland worked at Liberty Ridge Capital as a small cap research analyst and portfolio manager. Mr. Niedland has managed the Fund since May 2010.

The Forward Banking and Finance Fund is managed by Kenneth G. Mertz II, CFA, whose biographical information appears above. He has managed the Fund since its inception.

•	Forward Credit Analysis Long/Short Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2010, Cedar Ridge had assets under management of $[            ] million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Fund since its inception.

•	Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2010, SW had $198.94 million in assets under management and advisement.

The Forward EM Corporate Debt Fund is team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania. Mr. Hinman has managed the Fund since February 2011.

Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University. Mr. Zucaro has managed the Fund since February 2011.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2010, PAM had approximately $[ ] billion of assets under management, and Pictet & Cie had approximately $[            ] billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The team members are:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Fund since May 2001.

Klaus Bockstaller, Co-Head, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Fund since November 2009.

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Management of the Funds

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997 through 2001, he was a Senior Investment Manager with the European Equities Team. Before joining PAM, Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Fund since October 2004.

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as a TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Fund since May 2007.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager – Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Fund since September 2006.

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Fund since November 2007.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $[             ] billion of assets under management as of December 31, 2010, and First Western Financial, Inc. has approximately $[            ] billion of assets under management as of December 31, 2010.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and has served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

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•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $[            ] trillion in assets under management as of December 31, 2010.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

•	Forward Tactical Enhanced Fund and Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2010, Broadmark had assets under management of approximately $[            ]million.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. Mr. Guptill has managed the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund since their inception.

COMPARABLE ACCOUNT PRESENTATION FOR THE FORWARD TACTICAL GROWTH FUND

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund – it shows the performance of a similar account previously managed by Broadmark.

The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account , which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

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Management of the Funds

YEAR/PERIOD	COMPARABLE ACCOUNT	S&P 500 INDEX(1)
2009(2)	22.43%	19.26%
2008(3)	1.76%	-37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	-6.91%
3 years(6)	12.66%	-5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009
(3)	Calendar year ending December 31
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009
(6)	October 1, 2006 through September 30, 2009
(7)	October 1, 2004 through September 30, 2009

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of

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Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

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HOW TO BUY SHARES

Class A Shares and Class C Shares

You can open an account and make an initial purchase of Class A or Class C shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class A or Class C shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Class A or Class C shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class A or Class C shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A or Class C shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Class B Shares

The Funds no longer offer for sale Class B shares and shareholders are not able to make new or additional investments in Class B shares. Current Class B Shareholders are permitted to: (1) hold their Class B shares until they are converted to Class A shares; (2) exchange their Class B shares for Class B shares of another Forward Fund that offers Class B shares, if any; (3) automatically reinvest dividends in Class B shares; and (4) make additional investments in other share classes of the Forward Funds, subject to pricing and eligibility requirements of those other classes.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class B shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Class M Shares

Class M shares may only be purchased through asset allocation, wrap fee, and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds’ Distributor, and through group retirement plans. These financial intermediaries and group retirement plans will purchase Class M shares at net asset value through an omnibus account arrangement. The use of Class M shares will depend on the structure of the program offered by a particular financial intermediary or the particular group retirement plan.

Class M shares may also be purchased by officers, directors, trustees, and employees of Forward Funds, Forward Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Class M shares of a Fund. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

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SHARE CLASSES

Share Classes Offered by each Forward Fund*

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward CorePlus Fund	Yes	Yes	No	No	No	No	Yes
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Focus Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Frontier MarketStrat Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	No	No	Yes
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward SMIDPlus Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

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Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Class A Shares and Class C Shares

•	$2,000 for accounts enrolled in eDelivery

•	$2,000 for Coverdell Education Savings accounts

•	$500 for Automatic Investment Plan accounts

•	$4,000 for all other accounts

Subsequent investments in Class A shares or Class C shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Class A Shares and Class C Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

Minimum Investment Amount per Fund for Class M Shares

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Class M—Minimum Account Size:

Forward Funds reserves the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Class M shares of one or more Funds within one year from the date of initial purchase of Class M shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

SALES CHARGES

•	Class A Shares

For all Funds except the Forward Income Allocation Fund and the Forward U.S. Government Money Fund, the maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	SALES CHARGE AS A PERCENTAGE OF:		DEALER’S CONCESSION (AS A % OF OFFERING PRICE)
DOLLAR AMOUNT INVESTED	OFFERING PRICE	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & Above	0.00%	0.00%	up to 0.50%

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For the Forward Income Allocation Fund, the maximum sales charge on the purchase of Class A shares is 3.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges for the Forward Income Allocation Fund are:

	SALES CHARGE AS A PERCENTAGE OF:		DEALER’S CONCESSION (AS A % OF OFFERING PRICE)
DOLLAR AMOUNT INVESTED	OFFERING PRICE	NAV
Less than $100,000	3.75%	3.90%	3.25%
$100,000 – $249,999.99	3.50%	3.63%	3.00%
$250,000 – $499,999.99	2.50%	2.56%	2.10%
$500,000 – $749,999.99	2.00%	2.04%	1.75%
$750,000 to $999,999.99	1.50%	1.52%	1.25%
$1 million & above	0.00%	0.00%	up to 0.50%

For the Forward U.S. Government Money Fund, you will not pay an initial sales charge on direct purchases of Class A shares. However, should you exchange or transfer out of the Class A shares of the Forward U.S. Government Money Fund into Class A shares of another Fund, you will be subject to an initial sales charge upon the transfer or exchange.

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2010 would be subject to the CDSC if they were redeemed on or prior to June 1, 2012. On or after June 2, 2012, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level. Shares of the Forward U.S. Government Money Fund are excluded.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level. Shares of the Forward U.S. Government Money Market Fund are excluded.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Forward Funds, their transfer agent, and financial intermediaries do not maintain this information.

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It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Forward Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Forward Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, the investor may not receive the breakpoints that would otherwise be available.

•	Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of a Fund may, upon prompt written notification to Forward Funds, reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of a Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

•	Waiver of Initial Sales Charges for Class A Shares

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.
•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.
•	Accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Financial intermediary supermarkets and fee-based platforms.

•	Class B Shares

If you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

The CDSC is imposed according to the following schedule:

Years Since Purchase	CDSC

1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
7	0.00%

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

•	Conversion Feature—Class B Shares

•	Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.
•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

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•	Class C Shares

There is no sales charge on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund. Depending on each investor’s specific situation, Class C shares may have a higher expense ratio and pay lower dividends than other share classes offered by the Fund because the distribution and service fee for the Class C shares are higher than the distribution and service fee for other share classes (if applicable). Furthermore, the length of the holding period for the deferred sales charge for Class C shares (as discussed below) may differ from the length of the deferred sales charge holding period for other share classes offered by the Fund (if applicable). You should speak with your financial advisor to help you decide which share class is best for you.

The Fund’s Distributor pays 1.00% of the amount invested to financial intermediaries who sell Class C shares of the Fund. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Fund’s Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on December 1, 2010 would be subject to the CDSC if they were redeemed on or prior to December 1, 2011. On or after December 2, 2011, they would not be subject to the CDSC.

Class C shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A, Class B or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Forward Funds, may invest with no sales charge and are not subject to a CDSC. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

EXCHANGE PRIVILEGE

Exchanges of Class A, Class B, and Class C Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A, Class B or Class C shares of any Fund for the same class shares of any other Forward Fund, or, with the exception of Class B shares, a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of a Fund initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Forward Fund without the payment of an additional front-end sales load. If you exchange Class A shares of a Fund for Class A shares of another Forward Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Forward Fund. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Forward Fund.

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If your Class A, Class B or Class C shares are subject to a CDSC, and you exchange them for Class A, Class B or Class C shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Class A, Class B or Class C Shares for a Different Class within the Same Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A, Class B, and Class C shares for Investor Class, Institutional Class or Class M shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A, Class B, and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Class A or Class C Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class A and Class C shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Class Z shares of the Forward U.S. Government Money Fund.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

Exchanges of Class M Shares for the Same Class Shares of Any Other Fund

Subject to such limitations as may be imposed by the Trust, you may exchange your Class M shares of any Fund for Class M shares of any other Fund, if available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Class M Shares for Investor Class Shares within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class M shares of any Fund for Investor Class shares of the same Fund, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of a Fund into another class of the same fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

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You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Please contact your financial intermediary if you are considering an exchange of your Class M shares of a Fund.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

The Forward Commodity Long/Short Strategy Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY—Class A, Class B and Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS—Class A, Class B and Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

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OTHER INFORMATION—Class A, Class B and Class C Shares

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

ACCOUNT STATEMENTS AND OTHER INFORMATION—Class M Shares

You will receive your quarterly account statements, transaction confirmations, and other important information concerning your investment in Class M shares of the Funds from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

The issuance of shares is recorded electronically on the books of Forward Funds. Certificates representing shares of the Funds will not be issued.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Distributor, Forward Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class A, Class B and Class C Shares

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the

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following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Class M Shares

You may only redeem your Class M shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Funds and may charge you for this service.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class A, Class B and Class C Shares

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Class M Shares

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

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Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plans

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Class A, Class B, and Class C shares of the Funds that allow each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee up to the following annual rates for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A, Class B, and Class C shares of a Fund:

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)*
FUND NAME	CLASS A	CLASS B	CLASS C
Forward Aggressive Growth Allocation Fund	0.35%	N/A	0.75%
Forward Balanced Allocation Fund	0.35%	N/A	0.75%
Forward Banking and Finance Fund	0.35%	N/A	0.75%
Forward Commodity Long/Short Strategy Fund	N/A	N/A	0.75%
Forward Credit Analysis Long/Short Fund	0.35%	N/A	0.75%
Forward EM Corporate Debt Fund	N/A	N/A	0.75%
Forward Emerging Markets Fund	N/A	N/A	0.75%
Forward Focus Fund	0.35%	N/A	0.75%
Forward Global Infrastructure Fund	0.35%	0.75%	0.75%
Forward Growth & Income Allocation Fund	0.35%	N/A	0.75%

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Distribution and Shareholder Services Plans

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)*
FUND NAME	CLASS A	CLASS B	CLASS C
Forward Growth Allocation Fund	0.35%	N/A	0.75%
Forward Growth Fund	0.35%	N/A	0.75%
Forward High Yield Bond Fund	N/A	N/A	0.75%
Forward Income & Growth Allocation Fund	0.35%	N/A	0.75%
Forward Income Allocation Fund	0.25%	N/A	0.75%
Forward International Dividend Fund	0.35%	N/A	0.75%
Forward International Real Estate Fund	0.35%	0.75%	0.75%
Forward International Small Companies Fund	0.35%	N/A	0.75%
Forward Large Cap Equity Fund	0.35%	N/A	0.75%
Forward Mortgage Securities Fund	N/A	N/A	0.75%
Forward Real Estate Fund	0.35%	N/A	0.75%
Forward Real Estate Long/Short Fund	0.35%	0.75%	0.75%
Forward Select EM Dividend Fund	0.35%	N/A	0.75%
Forward Select Income Fund	0.35%	0.75%	0.75%
Forward Small Cap Equity Fund	0.35%	N/A	0.75%
Forward SMIDPlus Fund	N/A	N/A	0.75%
Forward Tactical Enhanced Fund	0.35%	N/A	0.75%
Forward Tactical Growth Fund	0.35%	N/A	0.75%
Forward U.S. Government Money Fund	0.25%	N/A	0.75%

*	A Rule 12b-1 distribution plan has not been adopted for Class M shares.

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Class A, Class B, and Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated 12b-1 fees payable under the Plan for Class A and Class C shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of 12b-1 fees to broker-dealers or other financial intermediaries for the provision of distribution, administrative and/or shareholder services to shareholders of Class A or Class C shares of the Fund. The Board of Trustees may revise or reinstate the payment of 12b-1 fees for Class A and Class C shares of the Fund at any time without notice.

Shareholder Services Plans

Forward Funds has adopted shareholder services plans (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”) with respect to Class A, Class B, Class C, and Class M shares of certain Funds. Under the Shareholder Services Plans, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and are not to exceed the following annual rates:

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)
FUND NAME	CLASS A	CLASS B	CLASS C	CLASS M
Forward Aggressive Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Balanced Allocation Fund	None	N/A	0.25%	N/A
Forward Banking and Finance Fund	0.20%	N/A	0.25%	N/A
Forward Commodity Long/Short Strategy Fund	N/A	N/A	0.25%	0.05%

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Distribution and Shareholder Services Plans

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)
FUND NAME	CLASS A	CLASS B	CLASS C	CLASS M
Forward Credit Analysis Long/Short Fund	0.25%	N/A	0.25%	0.10%
Forward EM Corporate Debt Fund	N/A	N/A	0.25%	N/A
Forward Emerging Markets Fund	N/A	N/A	0.25%	0.10%
Forward Focus Fund	0.20%	N/A	0.25%	N/A
Forward Global Infrastructure Fund	0.20%	0.25%	0.25%	0.10%
Forward Growth & Income Allocation Fund	None	N/A	0.25%	N/A
Forward Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Growth Fund	0.20%	N/A	0.25%	N/A
Forward High Yield Bond Fund	N/A	N/A	0.25%	N/A
Forward Income & Growth Allocation Fund	None	N/A	0.25%	N/A
Forward Income Allocation Fund	None	N/A	0.25%	N/A
Forward International Dividend Fund	0.20%	N/A	0.25%	N/A
Forward International Real Estate Fund	0.20%	0.25%	0.25%	N/A
Forward International Small Companies Fund	0.20%	N/A	0.25%	0.10%
Forward Large Cap Equity Fund	0.20%	N/A	0.25%	N/A
Forward Mortgage Securities Fund	N/A	N/A	0.25%	N/A
Forward Real Estate Fund	0.20%	N/A	0.25%	N/A
Forward Real Estate Long/Short Fund	0.20%	0.25%	0.25%	N/A
Forward Select EM Dividend Fund	0.20%	N/A	0.25%	0.10%
Forward Select Income Fund	0.20%	0.25%	0.25%	0.10%
Forward Small Cap Equity Fund	0.20%	N/A	0.25%	0.10%
Forward SMID Plus Fund	N/A	N/A	0.25%	N/A
Forward Tactical Enhanced Fund	0.20%	N/A	0.25%	0.05%
Forward Tactical Growth Fund	0.20%	N/A	0.25%	0.10%
Forward U.S. Government Money Fund	None	N/A	0.25%	N/A

Payments available under the Shareholder Services Plans may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Class A, Class B, Class C, and Class M shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Class A or Class C shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

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Additional Payments to Intermediaries

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2011, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

Dividends and Taxes

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Banking and Finance Fund	Forward Large Cap Equity Fund
Forward Emerging Markets Fund	Forward Select EM Dividend Fund
Forward Focus Fund	Forward Small Cap Equity Fund
Forward Growth Fund	Forward Tactical Enhanced Fund
Forward International Small Companies Fund	Forward Tactical Growth Fund

The following Forward Funds expect to declare and pay income dividends semi-annually and capital gains distributions annually, if available:

Forward International Real Estate Fund	Forward Global Infrastructure Fund

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward Aggressive Growth Allocation Fund	Forward International Dividend Fund
Forward Credit Analysis Long/Short Fund	Forward Real Estate Fund
Forward Commodity Long/Short Strategy Fund	Forward Real Estate Long/Short Fund
Forward EM Corporate Debt Fund	Forward SMIDPlus Fund
Forward Growth & Income Allocation Fund	Forward Select Income Fund
Forward Growth Allocation Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward Balanced Allocation Fund	Forward Income & Growth Allocation Fund
Forward High Yield Bond Fund	Forward Mortgage Securities Fund
Forward Income Allocation Fund

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

136

Dividends and Taxes

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

137

Dividends and Taxes

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund

The Forward Commodity Long/Short Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure and presently does not intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund would be able to obtain a favorable ruling from the IRS if it were to request such a ruling.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

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Dividends and Taxes

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Credit Analysis Long/Short Fund, as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Credit Analysis Long/Short Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, and Forward Tactical Growth Fund

Information for the fiscal years ended December 31, 2006 through and including 2010 for these Funds has been audited by [                    ], whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on March [     ], 2011 (Accession No.).

The Allocation Funds, Forward High Yield Bond Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, and Forward U.S. Government Money Fund

Information for the fiscal years ended December 31, 2009 through and including 2010 for these Funds has been audited by [                     ], whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March [    ], 2011 (Accession No.). Information for the fiscal years ended December 31, 2006 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

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Financial Highlights

These Funds are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund

Information for the fiscal years ended December 31, 2009 through and including 2010 for these Funds has been audited by [                    ], whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March [    ], 2011 (Accession No.). Information for the fiscal years ended December 31, 2006 through and including 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

These Funds are successor mutual funds to previously operational funds (the “Predecessor Kensington Funds”) which were series of a separate legal entity called The Kensington Funds. The Predecessor Kensington Funds were reorganized into series of the Trust effective June 12, 2009, pursuant to an Agreement and Plan of Reorganization. For any period prior to June 12, 2009, the financial highlights table for these Funds relates to the Predecessor Kensington Funds.

Forward Commodity Long/Short Strategy, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund

The Forward Commodity Long/Short Strategy Fund, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund are newly organized and their shares have not previously been offered and therefore, these Funds do not have any financial history. Additional information about these Fund’s investments will be available in the Funds’ annual and semi-annual reports when they are available.

[FINANCIAL HIGHLIGHTS]

[Financial Highlights to be provided by subsequent amendment.]

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Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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Appendix—Description of Market Indices

Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index): The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
GasOil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index): The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index): The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

142

Appendix—Description of Market Indices

Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index): The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index.

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD): The International Fixed Income Blended Index is a hypothetical index created by Forward Management, which consists of 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD; 20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD; and 20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD. The BofA Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified Composite Index Unhedged USD is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD.

MSCI All Country World Index ex-USA: The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Russell 2000 Growth Index: The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Index: The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

143

Investment Advisor
Forward Management, LLC Sub-Advisors

Blackrock Financial Management, Inc.

Forward Mortgage Securities Fund

Broadmark Asset Management, LLC

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Credit Analysis Long/Short Fund

Emerald Mutual Fund Advisers Trust

Forward Banking and Finance Fund

Forward Growth Fund

First Western Capital Management Company

Forward High Yield Bond Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

SW Asset Management, LLC

Forward EM Corporate Debt Fund

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP	Independent Registered Public Accounting Firm [ ] Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Focus Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward SMIDPlus Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Focus Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward SMIDPlus Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Printed on recycled paper using soy based inks

Prospectus

May [    ], 2011

Class Z

Fund	Tickers Class Z
Forward Commodity Long/Short Strategy Fund	None
Forward CorePlus Fund	None
Forward Frontier MarketStrat Fund	None
Forward High Yield Bond Fund	None
Forward International Equity Fund	None
Forward Investment Grade Fixed-Income Fund	None
Forward Mortgage Securities Fund	None
Forward SMIDPlus Fund	None
Forward Strategic Alternatives Fund	None
Forward U.S. Government Money Fund	ANIXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class A, Class B, Class C, Class M, Investor Class, and Institutional Class shares by separate prospectuses, which are available upon request.

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses(1)		%
Acquired Fund Fees and Expenses(1)(2)		%
Total Annual Fund Operating Expenses		%
Fee Waiver and/or Expense Reimbursement(3)		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

1

Forward Commodity Long/Short Strategy Fund

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [    ].

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

2

Forward Commodity Long/Short Strategy Fund

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 3, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund and the Subsidiary. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer and David L. Ruff, CFA, Portfolio Manager. Messrs. Rowader, O’Donnell, Herber and Ruff have managed the Fund since its inception in January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward CorePlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.45%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of large capitalization issuers, such as those in the Fund’s benchmark, the S&P 500 Index (the “Benchmark”). For purposes of the Fund, large capitalization issuers have a capitalization of $3.5 billion or greater at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in large capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the large capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [    ].

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities

4

Forward CorePlus Fund

contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

5

Forward CorePlus Fund

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On January 20, 2011, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before January 20, 2011 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward CorePlus Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
S&P 500 Index		%		%
S&P 500 Growth Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective January 20, 2011, the S&P 500 Index replaced the S&P 500 Growth Index as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the S&P 500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Paul Herber, CFA, Investment Officer, and Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management. Messrs. Rowader, Ruff, Herber, and O’Donnell have managed the Fund since January 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Frontier MarketStrat Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Acquired Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [     ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indexes, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and

7

Forward Frontier MarketStrat Fund

possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Frontier MarketStrat Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
MSCI Frontier Markets Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8

Forward Frontier MarketStrat Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Herber, CFA, Investment Officer, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Herber, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Broughton, CFA, Assistant Portfolio Manager. Messrs. Rowader, Herber, and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.61%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated debt securities. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [ ]. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The investment process includes top-down research and sector analysis that establishes an investment policy based upon their view of the business cycle, interest rate trends, yield curve analysis, and sector analysis. This analysis is then followed by a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

10

Forward High Yield Bond Fund

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward High Yield Bond Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
BofA Merrill Lynch U.S. High Yield Master II Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. Mr. Michaels has managed the Fund since May 2000.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Forward International Equity Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowing for investment purposes, if any, in equity securities. The Fund will concentrate investments in international securities that are located in or traded in countries included in the MSCI EAFE + Emerging Markets Index (the “Benchmark”). The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or frontier markets by the Benchmark. A company generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Through the use of a proprietary model, Lazard Asset Management LLC (“Lazard” or the “Sub-Advisor”), uses a quantitative selection process to select securities within each underlying industry in the Benchmark. The Sub-Advisor’s bottom-up stock selection process is based on a quantitative multi-factor model that is used to select securities within each underlying industry in the Benchmark. The model factors evaluate the following metrics: value-comparing valuation measures on an industry and country basis; growth-measuring a company’s short and long term growth capabilities compared to its country and industry peers; sentiment-gauging market optimism for a stock measured in terms of price momentum and analyst expectations; and quality-assessing a company’s strength and operating efficiency.

Portfolio construction focuses on strong risk controls relative to the Benchmark, specifically for controlling country, sector and size exposures.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. In addition, if the market does not come to share Forward Management, LLC’s (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

12

Forward International Equity Fund

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Value Stocks: Although the Fund may invest in securities that Forward Management and/or the Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward International Equity Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
MSCI EAFE + Emerging Markets Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Lazard to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Paul Moghtader, CFA, Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA. Messrs. Moghtader, Ivanenko, Kashanek, and Scholl have managed the Fund since December 2008. Mr. Lai has managed the Fund since January 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.58%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, including credit default swaps, forwards, including currency forwards, and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [    ].

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

14

Forward Investment Grade Fixed-Income Fund

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Barclays Capital U.S. Government/Credit Bond Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

15

Forward Investment Grade Fixed-Income Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Forward Mortgage Securities Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.61%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%
Fee Waiver and/or Expense Reimbursement(1)		%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until [ ] in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of [ ]%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs, collateralized mortgage obligations, collateralized mortgage-backed securities, and asset-backed securities, rated A or higher by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. or unrated but considered to be of comparable quality by BlackRock Financial Management, Inc. (“BlackRock” or the “Sub-Advisor”). The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2011, the Benchmark’s duration was [    ].

The Sub-Advisor uses quantitative risk control methods to ensure that the overall risk and duration characteristics are consistent with the Benchmark. The investment philosophy and process centers around four key principles: controlling sensitivity to interest rates; analyzing a sector’s and a security’s impact on the overall portfolio; mathematically analyzing a security’s value; and analyzing a security’s credit quality.

The Sub-Advisor’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics and market trends, as well as input from risk management and credit committee professionals. The Sub-Advisor then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that

17

Forward Mortgage Securities Fund

a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Mortgage Securities Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Barclays Capital U.S. Mortgage Backed Securities Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

18

Forward Mortgage Securities Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of BlackRock to act as sub-advisor to the Fund. Akiva Dickstein, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Fund. Mr. Dickstein has managed the Fund since April 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Forward SMIDPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.60%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Acquired Fund Fees and Expenses(1)		%
Total Annual Fund Operating Expenses		%

(1)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of small and medium capitalization issuers, such as those in the Fund’s benchmark, the Russell 2500 Index (the “Benchmark”). For purposes of the Fund, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”)

invests in Structured Products in place of investing directly in small and medium capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the small and medium capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2011, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was [            ].

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

20

Forward SMIDPlus Fund

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio

21

Forward SMIDPlus Fund

turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

1 YEAR		SINCE INCEPTION
Forward SMIDPlus Fund – Class Z (Inception: 5/1/09)
Return Before Taxes	%		%
Return After Taxes on Distributions(1)	%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)	%		%
Russell 2500 Index %		%
The Wilshire 4500 Completion Index (Float-Adjusted)%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective September 20, 2010, the Russell 2500 Index replaced The Wilshire 4500 Completion Index (Float Adjusted) as the Fund’s primary benchmark. The Advisor made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be included for at least a one-year transition period. In the future, however, only the Russell 2500 Index will be included.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and David L. Ruff, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Ruff, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, and Paul Herber, CFA, Investment Officer. Messrs. Rowader, Ruff, O’Donnell, and Herber have managed the Fund since September 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

22

Forward SMIDPlus Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Forward Strategic Alternatives Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.70%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Acquired Fund Fees and Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

The Fund may invest all of its assets in securities of alternative asset classes that exhibit low historical correlations with global stock and bond markets, or in derivatives with exposure to such alternative asset classes. Assets not invested in such alternative asset classes or derivatives may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular asset classes. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock

24

Forward Strategic Alternatives Fund

sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

25

Forward Strategic Alternatives Fund

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward Strategic Alternatives Fund – Institutional Class (Inception: 5/1/09)
Return Before Taxes		%		%
Return After Taxes on Distributions(1)		%		%
Return After Taxes on Distributions and Sale of Fund Shares(1)		%		%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)		%		%
Barclays Capital U.S. Aggregate Bond Index		%		%
S&P 500 Index		%		%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has managed the Fund since its inception in January 2008. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Class Z shares of the Fund are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class Z shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z

Management Fee	0.08%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses		%
Total Annual Fund Operating Expenses		%

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z

1 Year	$
3 Years	$
5 Years	$
10 Years	$

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class Z shares. The accompanying table compares the Fund’s Class Z shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Institutional Class” shares were renamed “Class Z” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The Fund’s current yield and updated performance information for the Fund may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

27

Forward U.S. Government Money Fund

CALENDAR YEAR TOTAL RETURNS—CLASS Z

Best Quarter – [ ]	[ ]%
Worst Quarter – [ ]	[ ]%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2010

	1 YEAR		SINCE INCEPTION
Forward U.S. Government Money Fund – Class Z (Inception: 5/1/09)
Return Before Taxes		%		%
Citigroup 3-Month Treasury Bill Index		%		%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class Z shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class Z shares is:

•	$15 million in Class Z shares of one or more Forward Funds

Subsequent investments for Class Z shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

29

SECURITY TYPES OF THE FUNDS

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% (up to 5% in the case of the Forward U.S. Government Money Fund) of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

30

SECURITY TYPES OF THE FUNDS

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund seeks exposure to the commodity markets and returns of the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including commodity futures contracts, commodity swaps and options on commodity futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When Forward Management believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity swaps and other commodity-linked derivative instruments. The Subsidiary will also be subject to the same compliance policies and procedures as the Fund. In addition, the Fund wholly owns and controls the Subsidiary, and Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

31

SECURITY TYPES OF THE FUNDS

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Commodity Long/Short Strategy Fund, Forward Frontier MarketStrat Fund and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Forward Frontier MarketStrat Fund and Forward Strategic Alternatives Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objective of the Forward Commodity Long/Short Strategy Fund is non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Fund and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Forward Commodity Long/Short Strategy Fund	Forward CorePlus Fund	ForwardFrontier MarketStrat Fund	Forward High Yield Bond Fund
Allocation	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	P	P	P	N/A
Commodity Sector	P	P	N/A	N/A
Concentration	N/A	N/A	NP	N/A
Currency Transactions	N/A	N/A	N/A	N/A
Debt Securities	P	P	NP	P
Depositary Receipts	N/A	N/A	P	N/A
Derivatives	P	P	P	P
Emerging Market and Frontier Market Securities	N/A	N/A	P	N/A
Equity Securities	N/A	N/A	NP	N/A
Exchange-Traded Funds	P	N/A	NP	N/A
Exchange-Traded Notes	N/A	N/A	P	N/A
Foreign Securities	NP	N/A	P	N/A
Government- Sponsored Enterprises	P	P	P	N/A
Growth Stocks	N/A	N/A	N/A	N/A
Hedging	N/A	P	N/A	N/A
Liquidity Risk	P	P	P	P
Lower-Rated Debt Securities	N/A	N/A	N/A	P
Mortgage- Related and Other Asset- Backed Securities	P	P	N/A	N/A
Municipal Bonds	N/A	P	N/A	N/A
No Operating History	P	N/A	N/A	N/A
Non-Diversification	P	N/A	P	N/A
Overseas Exchanges	N/A	N/A	N/A	N/A
Portfolio Turnover	P	P	NP	P
Real Estate Securities and REITs	N/A	N/A	N/A	N/A
Repurchase Agreements	P	N/A	N/A	N/A
Restricted and Illiquid Securities	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	N/A	NP	N/A
Small and Medium Capitalization Stocks	N/A	NP	N/A	N/A
Subsidiary	P	N/A	N/A	N/A
Tax	P	P	P	P
Value Stocks	N/A	NP	N/A	N/A

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward International Equity Fund	Forward Investment Grade Fixed - Income Fund	Forward Mortgage Securities Fund
Allocation	N/A	N/A	N/A
Cash and Cash Equivalents	N/A	NP	NP
Commodity Sector	N/A	N/A	N/A
Concentration	N/A	N/A	N/A
Currency Transactions	P	N/A	N/A
Debt Securities	N/A	P	P
Depositary Receipts	P	N/A	N/A
Derivatives	N/A	P	P
Emerging Market and Frontier Market Securities	P	NP	N/A
Equity Securities	P	N/A	N/A
Exchange-Traded Funds	N/A	N/A	N/A
Exchange-Traded Notes	N/A	N/A	N/A
Foreign Securities	P	NP	N/A
Government- Sponsored Enterprises	N/A	P	P
Growth Stocks	P	N/A	N/A
Hedging	N/A	N/A	N/A
Liquidity Risk	N/A	P	P
Lower-Rated Debt Securities	N/A	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A	P	P
Municipal Bonds	N/A	N/A	N/A
No Operating History	N/A	N/A	N/A
Non-Diversification	N/A	N/A	N/A
Overseas Exchanges	P	N/A	N/A
Portfolio Turnover	NP	P	P
Real Estate Securities and REITs	N/A	N/A	N/A
Repurchase Agreements	N/A	N/A	N/A
Restricted and Illiquid Securities	N/A	NP	N/A
Securities Issued by Other Investment Companies	N/A	N/A	N/A
Small and Medium Capitalization Stocks	P	N/A	N/A
Subsidiary	N/A	N/A	N/A
Tax	N/A	P	P
Value Stocks	P	N/A	N/A

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Risks:	Forward SMIDPlus Fund	Forward Strategic Alternatives Fund	Forward U.S. Government Money Fund
Allocation	N/A	P	N/A
Cash and Cash Equivalents	P	P	N/A
Commodity Sector	P	P	N/A
Concentration	N/A	NP	N/A
Currency Transactions	N/A	N/A	N/A
Debt Securities	P	NP	P
Depositary Receipts	N/A	N/A	N/A
Derivatives	P	P	N/A
Emerging Market and Frontier Market Securities	N/A	P	N/A
Equity Securities	N/A	P	N/A
Exchange-Traded Funds	N/A	P	N/A
Exchange-Traded Notes	N/A	P	N/A
Foreign Securities	N/A	P	N/A
Government- Sponsored Enterprises	P	P	P
Growth Stocks	N/A	N/A	N/A
Hedging	P	N/A	N/A
Liquidity Risk	P	P	N/A
Lower-Rated Debt Securities	N/A	NP	N/A
Mortgage- Related and Other Asset- Backed Securities	P	NP	NP
Municipal Bonds	P	N/A	N/A
No Operating History	N/A	N/A	N/A
Non-Diversification	N/A	P	N/A
Overseas Exchanges	N/A	N/A	N/A
Portfolio Turnover	P	NP	N/A
Real Estate Securities and REITs	N/A	P	N/A
Repurchase Agreements	N/A	N/A	P
Restricted and Illiquid Securities	N/A	N/A	N/A
Securities Issued by Other Investment Companies	N/A	P	N/A
Small and Medium Capitalization Stocks	N/A	NP	N/A
Subsidiary	N/A	N/A	N/A
Tax	P	P	N/A
Value Stocks	N/A	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times

38

DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund, through its investments in the Subsidiary, will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks applicable to similar investments held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treat-

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DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS

ment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2010, Forward Management had approximately $[            ] billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Frontier MarketStrat Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Strategic Alternatives Fund and Forward U.S. Government Money Fund since September 2008, and the Forward Frontier MarketStrat Fund since its inception.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward Frontier MarketStrat Fund and Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Forward U.S. Government Money Fund since February 2007, Forward Strategic Alternatives Fund since its inception, and the Forward Frontier MarketStrat Fund since its inception.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier MarketStrat Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Forward Strategic Alternatives Fund and Forward U.S. Government Money Fund since February 2008, and the Forward Frontier MarketStrat Fund since its inception.

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MANAGEMENT OF THE FUNDS

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst. Mr. Broughton has managed the Forward Frontier MarketStrat Fund and the Forward U.S. Government Money Fund since February 2011.

The Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, and Forward SMIDPlus Fund are team managed and all investment decisions are made jointly by the team. The team is primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund and the Subsidiary, Forward CorePlus Fund, and Forward SMIDPlus Fund. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Commodity Long/Short Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Commodity Long/Short Strategy Fund and the Subsidiary, and has co-primary responsibility for the day-to-day management of the Forward CorePlus Fund and Forward SMIDPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA. Mr. Rowader has managed the Forward Commodity Long/Short Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Forward Commodity Long/Short Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Forward CorePlus Fund and Forward SMIDPlus Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Forward Commodity Long/Short Strategy Fund since its inception, the Forward SMIDPlus Fund since September 2010, and the Forward CorePlus Fund since January 2011.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

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MANAGEMENT OF THE FUNDS

During the most recent fiscal year ended December 31, 2010, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

Fund	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Advisor (as a percentage of daily net assets)	Annual Advisory Fee to Sub-Advisor (as a percentage of daily net assets)
Forward Commodity Long/Short Strategy Fund(1)	N/A	N/A	N/A
Forward Frontier MarketStrat Fund	%	%	N/A
Forward CorePlus Fund(2)%		%	N/A
Forward High Yield Bond Fund(3)%		%	%
Forward International Equity Fund(3)%		%	%
Forward Investment Grade Fixed-Income Fund(3)%		%	%
Forward Mortgage Securities Fund(3)%		%	%
Forward SMIDPlus Fund(4)%		%	N/A
Forward Strategic Alternatives Fund	%	%	N/A
Forward U.S. Government Money Fund	%	%	N/A

1	As of December 31, 2010, the Fund had not commenced operations and thus no fees were paid by the Fund to Forward Management. The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.
2	The fees in the table reflect fees paid to Forward Management by the Forward Large Cap Growth Fund during the fiscal year ended December 31, 2010. Effective January 20, 2011 the Forward CorePlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.45% (as a percentage of daily net assets) to Forward Management.
3	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
4	Effective as of September 20, 2010, the Forward Small to Mid Cap Fund was renamed the Forward SMIDPlus Fund and Forward Management assumed all responsibilities with respect to directing the investments of the Forward SMIDPlus Fund. The fees in the table include fees paid to Forward Management and the prior sub-advisor to the Forward SMIDPlus Fund under the previous investment advisory arrangement. Effective as of September 20, 2010, the Forward SMIDPlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.60% (as a percentage of daily net assets) to Forward Management.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2010 or will be available in the Forward Funds’ semi-annual reports for the period ending June 30, 2011.

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $[            ]billion of assets under management as of December 31, 2010, and First Western Financial, Inc. has approximately $[            ] billion of assets under management as of December 31, 2010.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director of High Yield at First Western, with 21 years of industry experience and has served as a member of the professional investment staff at FMA for 19 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels has managed the Fund since May 2000.

•	Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard has $[            ] billion in assets under management as of December 31, 2010.

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

45

MANAGEMENT OF THE FUNDS

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multiregional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College. Mr. Moghtader has managed the Fund since December 2008.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute. Mr. Ivanenko has managed the Fund since December 2008.

Peter Kashanek, Senior Vice President, Client Portfolio Manager. Mr. Kashanek is a Client Portfolio Manager on Lazard’s Quantitative Equity Team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University. Mr. Kashanek has managed the Fund since December 2008.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 2002. Prior to joining Lazard in 2009, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor. Mr. Lai has managed the Fund since January 2009.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity Team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society. Mr. Scholl has managed the Fund since December 2008.

•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $[            ] trillion in assets under management as of December 31, 2010.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business. Mr. Dialynas has managed the Fund since May 2008.

•	Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock or its predecessors have managed the Forward Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $[            ] trillion in assets under management as of December 31, 2010.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Akiva Dickstein, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Fund. While Mr. Dickstein is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Dickstein is a member of BlackRock’s Fixed Income Portfolio Management Group and is the lead portfolio manager for dedicated mortgage portfolios. Prior to joining BlackRock in April 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993. Mr. Dickstein has managed the Fund since April 2009.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

46

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day

47

VALUATION OF SHARES

foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

PURCHASING SHARES

HOW TO BUY SHARES

You can open an account and make an initial purchase of Class Z shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase Class Z shares of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class Z shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Class Z shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 3:00 p.m., Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class Z shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Class Z shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class Z shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

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PURCHASING SHARES

SHARE CLASSES

Share Classes Offered by each Forward Fund*

Fund	Institutional Class	Investor Class	Class A	Class B	Class C	Class M	Class Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Banking and Finance Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward CorePlus Fund	Yes	Yes	No	No	No	No	Yes
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Focus Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Frontier MarketStrat Fund	Yes	Yes	No	No	No	No	Yes
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Equity Fund	Yes	Yes	No	No	No	No	Yes
Forward International Real Estate Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Large Cap Equity Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Mortgage Securities Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	No	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward SMIDPlus Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares

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PURCHASING SHARES

•	How much you intend to invest
•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Investor Requirements for Class Z Shares

Class Z shares of each of the Funds (except for the Forward U.S. Government Money Fund) are currently only available for investment by certain other Forward Funds and are not currently available to any other investors.

Class Z shares of the Forward U.S. Government Money Fund are currently available to other investors (in addition to investment by certain other Forward Funds), subject to the minimum investment restrictions discussed below.

Minimum Initial Investment Amount for Class Z Shares

•	$15,000,000 in Class Z shares of one or more Forward Funds

Subsequent investments in Class Z shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

EXCHANGE PRIVILEGE

Exchanges of Class Z Shares for the Class Z Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class Z shares of any Fund for Class Z shares of any other Fund. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one Fund followed by a purchase of shares in another Fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Class Z Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Class Z shares for Investor Class or Institutional Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s),allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

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PURCHASING SHARES

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

The Forward Commodity Long/Short Strategy Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

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REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m., Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon

52

REDEEMING SHARES

as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

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DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Distribution Plan

Forward Funds has not adopted a distribution plan under Rule 12b-1 for Class Z shares of the Funds.

Shareholder Services Plans

Forward Funds has not adopted a shareholder services plan for Class Z shares of the Funds.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has not adopted an administrative plan with respect to Class Z shares of the Forward U.S. Government Money Fund.

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2011, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

DIVIDENDS AND TAXES

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Frontier MarketStrat Fund
Forward International Equity Fund

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward High Yield Bond Fund
Forward Investment Grade Fixed-Income Fund
Forward Mortgage Securities Fund

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DIVIDENDS AND TAXES

The following Fund expects to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward U.S. Government Money Fund

Any annual capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares.

55

DIVIDENDS AND TAXES

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Tax Information for the Forward Commodity Long/Short Strategy Fund

The Forward Commodity Long/Short Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure and presently does not intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund would be able to obtain a favorable ruling from the IRS if it were to request such a ruling.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

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DIVIDENDS AND TAXES

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Funds may include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of each Fund as of the end of each month on its website at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

GENERAL INFORMATION

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Information for the for the fiscal years ended December 31, 2009 through and including 2010 for the Funds, except for the Forward Commodity Long/Short Strategy Fund, has been audited by [            ], whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March [            ], 2011 (Accession No.). Information for the fiscal years ended December 31, 2006 through and including 2008 for the Funds (except for the Forward Frontier MarketStrat Fund and Forward Commodity Long/Short Strategy Fund, which commenced operations on December 31, 2008 and January 3, 2011, respectively) has been audited by the Funds’ former independent registered public accounting firm.

57

FINANCIAL HIGHLIGHTS

The Funds (except for the Forward Commodity Long/Short Strategy Fund and Forward Frontier MarketStrat Fund) are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

The Forward Commodity Long/Short Strategy Fund is newly organized and its shares have not previously been offered and therefore, this Fund does not have any financial history. Additional information about this Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are available.

[FINANCIAL HIGHLIGHTS]

[Financial Highlights to be provided by subsequent amendment.]

58

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and
•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

59

APPENDIX - DESCRIPTION OF MARKET INDICES

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Mortgage Backed Securities Index: The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

Energy	Industrial Metals	Precious Metals	Agriculture	Livestock
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
GasOil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

MSCI EAFE (Europe, Australasia, Far East) + Emerging Markets Index: The MSCI EAFE + Emerging Markets Index is an unmanaged index of 44 developed (excluding the U.S. and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. The U.S. dollar is used as the base currency.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index): The Strategic Alternatives Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

The Wilshire 4500 Completion Index (Float-Adjusted): The Wilshire 4500 Completion Index (Float-Adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index.

60

Forward Funds
Forward Commodity Long/Short Strategy Fund	Forward Investment Grade Fixed-Income Fund
Forward CorePlus Fund	Forward Mortgage Securities Fund
Forward Frontier MarketStrat Fund	Forward SMIDPlus Fund
Forward High Yield Bond Fund	Forward Strategic Alternatives Fund
Forward International Equity Fund	Forward U.S. Government Money Fund

Investment Advisor
Forward Management, LLC

SUB-ADVISORS
Blackrock Financial Management, Inc.
Forward Mortgage Securities Fund
First Western Capital Management Company
Forward High Yield Bond Fund
Lazard Asset Management LLC
Forward International Equity Fund
Pacific Investment Management Company LLC
Forward Investment Grade Fixed-Income Fund

Administrator	Independent Registered Public Accounting Firm
ALPS Fund Services, Inc.	[ ]

Distributor	Custodian
ALPS Distributors, Inc.	Brown Brothers Harriman & Co.

Counsel	Transfer Agent
Dechert LLP	ALPS Fund Services, Inc.

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Frontier MarketStrat Fund

Forward High Yield Bond Fund

Forward International Equity Fund

Forward Investment Grade Fixed-Income Fund

Forward Mortgage Securities Fund

Forward SMIDPlus Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

Printed on paper containing recycled content using soy-based inks

FORWARD FUNDS

101 California Street, Suite 1600

San Francisco, California 94111

(800) 999-6809

Tickers
Fund	Investor Class	Institutional Class	Class A	Class B	Class C	Class M	Class Z
Forward Aggressive Growth Allocation Fund	ACAIX	AAGRX	AGRRX	N/A	ACAGX	N/A	N/A
Forward Balanced Allocation Fund	ACBIX	ABAAX	AOBAX	N/A	ABAFX	N/A	N/A
Forward Banking and Finance Fund	FFBFX	None	HSSAX	N/A	HSSCX	N/A	N/A
Forward Commodity Long/Short Strategy Fund	FCOMX	FCMLX	N/A	N/A	[ ]	None	None
Forward CorePlus Fund	AGRIX	AGROX	N/A	N/A	N/A	N/A	None
Forward Credit Analysis Long/Short Fund	FLSRX	FLSIX	FLSLX	N/A	FLSFX	FLSMX	N/A
Forward EM Corporate Debt Fund	FFXRX	FFXIX	N/A	N/A	FFXCX	N/A	N/A
Forward Emerging Markets Fund	PGERX	PTEMX	N/A	N/A	None	FEMMX	N/A
Forward Focus Fund	FLFRX	FFLFX	FFLMX	N/A	None	N/A	N/A
Forward Frontier MarketStrat Fund	FRONX	FRNMX	N/A	N/A	N/A	N/A	None
Forward Global Infrastructure Fund	[ ]	KGIYX	KGIAX	KGIBX	KGICX	FGIMX	N/A
Forward Growth & Income Allocation Fund	AGIIX	AGWAX	AOIAX	N/A	AGIGX	N/A	N/A
Forward Growth Allocation Fund	AGALX	ACGAX	AOGAX	N/A	AGGGX	N/A	N/A
Forward Growth Fund	None	FGROX	HSPGX	N/A	HSPCX	N/A	N/A
Forward High Yield Bond Fund	AHBIX	AHBAX	N/A	N/A	AHYIX	N/A	None
Forward Income & Growth Allocation Fund	ACIGX	AIGAX	AOLAX	N/A	AIGMX	N/A	N/A
Forward Income Allocation Fund	AIAIX	AIAAX	AILAX	N/A	AIACX	N/A	N/A
Forward International Dividend Fund	FFINX	FFIEX	None	N/A	None	N/A	N/A
Forward International Equity Fund	AIINX	ACIEX	N/A	N/A	N/A	N/A	None
Forward International Real Estate Fund	[ ]	KIRYX	KIRAX	KIRBX	KIRCX	N/A	N/A
Forward International Small Companies Fund	PISRX	PTSCX	FFIAX	N/A	None	FNSMX	N/A
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX	N/A	N/A	N/A	N/A	None
Forward Large Cap Equity Fund	None	FFLSX	FFLAX	N/A	None	N/A	N/A
Forward Mortgage Securities Fund	AMSIX	AMSFX	N/A	N/A	ACMSX	N/A	None
Forward Real Estate Fund	FFREX	FPREX	KREAX	N/A	KRECX	N/A	N/A
Forward Real Estate Long/Short Fund	[ ]	KSRYX	KSRAX	KSRBX	KSRCX	N/A	N/A
Forward Select EM Dividend Fund	[ ]	[ ]	[ ]	N/A	[ ]	[ ]	N/A
Forward Select Income Fund	[ ]	KIFYX	KIFAX	KIFBX	KIFCX	FSIMX	N/A
Forward Small Cap Equity Fund	FFSCX	FFHIX	FFHAX	N/A	None	FSCMX	N/A
Forward SMIDPlus Fund	ACSIX	ASMCX	N/A	N/A	ACSMX	N/A	None
Forward Strategic Alternatives Fund	FSAFX	ASAFX	N/A	N/A	N/A	N/A	None
Forward Tactical Enhanced Fund	FTEEX	FTETX	FTEAX	N/A	FTEGX	None	N/A
Forward Tactical Growth Fund	FFTGX	FTGWX	FTAGX	N/A	FTGOX	FTGMX	N/A
Forward U.S. Government Money Fund	AUIXX	AUSXX	None	N/A	AUCXX	N/A	ANIXX

Statement of Additional Information

dated [                    ], 2011

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple separate series (each a “Fund” and collectively, the “Funds”). There is no assurance that any of the Funds will achieve its objective.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds, dated [                    ], 2011, which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the shareholder reports dated December 31, 2010 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

Prior to May 1, 2008, the Forward Growth Fund was named the Forward Emerald Growth Fund. Prior to May 1, 2008, the Forward Banking and Finance Fund was named the Forward Emerald Banking and Finance Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was named the Forward Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Small Cap Equity Fund was named the Forward Hoover Small Cap Equity Fund. Prior to January 20, 2009, the Forward Real Estate Fund was named the Forward Progressive Real Estate Fund. Prior to May 1, 2010, the Forward International Dividend Fund was named the Forward International Equity Fund. Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was named the Forward Frontier Markets Fund. Prior to October 20, 2010, the Forward Focus Fund was named the Forward Legato Fund. Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was named the Forward Long/Short Credit Analysis Fund. Prior to May 1, 2011, the Forward EM Corporate Debt Fund was named the Forward International Fixed Income Fund.

The Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward CorePlus Fund, Forward International Equity Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward U.S. Government Money Fund, and Forward Strategic Alternatives Fund are successors to the Accessor Aggressive Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Growth Fund, Accessor International Equity Fund, Accessor High Yield Bond Fund, Accessor Investment Grade Fixed-Income Fund, Accessor Mortgage Securities Fund, Accessor Small to Mid Cap Fund, Accessor U.S. Government Money Fund, and Accessor Strategic Alternatives Fund (each a “Predecessor Accessor Fund” and collectively, the “Predecessor Accessor Funds”), respectively. The Predecessor Accessor Funds were series of a separate legal entity called Accessor Funds, Inc. (the “Predecessor Accessor Company”), a Maryland corporation. The Predecessor Accessor Funds were reorganized into the Trust effective September 1, 2008. As of May 1, 2010, unless otherwise noted, the Predecessor Accessor Funds which were termed “Accessor” are now termed “Forward”. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to September 1, 2008 for any of these Funds refers to the Predecessor Accessor Funds or Predecessor Accessor Company. Prior to September 20, 2010, the Forward SMIDPlus Fund was named the Forward Small to Mid Cap Fund. Prior to January 20, 2011, the Forward CorePlus Fund was named the Forward Large Cap Growth Fund.

The Forward Select Income Fund, Forward Real Estate Long/Short Fund, Forward Global Infrastructure Fund, and Forward International Real Estate Fund are successors to the Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington Global Infrastructure Fund, and Kensington International Real Estate Fund (each a “Predecessor Kensington Fund” and collectively, the “Predecessor Kensington Funds”), respectively. The Predecessor Kensington Funds were series of a separate legal entity called The Kensington Funds (the “Predecessor Kensington Trust”), which were reorganized into the Trust effective June 12, 2009. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 12, 2009 for any of these Funds refers to the Predecessor Kensington Funds or Predecessor Kensington Trust. Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was named the Forward Strategic Realty Fund.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

Forward Funds offers Investor Class, Institutional Class, Class A, Class B, Class C, Class M, and Class Z shares.

Each of the Funds (other than the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Strategic Alternatives Fund) has elected to qualify as diversified series of the Trust. The Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Strategic Alternatives Fund have each elected to qualify as non-diversified series of the Trust.

The Board of Trustees may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently five Trustees, four of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
Haig G. Mardikian Age: 63	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1983 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1989 to present); President of the William Saroyan Foundation (1992 to present); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (term: 2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (2008 to present); President of the Foundation of City College (2006 to present); Director of Near East Foundation (2007 to present); Member of the Board of Overseers of the Hoover Institution at Stanford University (2006 to present).	35	Chairman and Director of SIFE Trust Fund (1978 – 2002)

Donald O’Connor Age: 74	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	35	Trustee of the Advisors Series Trust (15) (1997 to present).

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
DeWitt F. Bowman Age: 80	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Interim Treasurer and Vice President for Investments, University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to 2008), currently Chair, Finance Committee; Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present); Chief Investment Officer, California Public Employees Retirement System (1989 to 1994).	35	Trustee, Brandes Mutual Funds (1995 to present); Director, RREEF America III REIT (2002 to present); Director, RREEF America I REIT (2004 to 2007); Trustee, Sycuan Funds (2003 to 2009); Trustee, Wilshire Mutual Funds (1996 to 2007); Trustee, PCG Private Equity Fund (1994 to present).

Cecilia H. Herbert Age: 62	Trustee, Nominating Committee Chairperson	Since 2009+	Director (since 2000) and President (2007 – 2010) of the Board, Catholic Charities CYO; Trustee, The Thacher School (since 2002); Chair, The Thacher School Investment Committee (since 2006); Chair, Thacher School Finance Committee (2006 – 2008); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991); Assistant Vice President, Signet Banking Corporation, a multi-bank holding company (1976 to 1978).	35	Director, iShares Inc. (since 2005); Trustee, iShares Trust (since 2005); Trustee, Pacific Select Funds (2004 – 2005); Trustee, The Montgomery Funds (1992 to 2003).

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served* *	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee* * *
J. Alan Reid, Jr. * * * * Age: 48	President, Trustee	Since 2001+	Chief Executive Officer and Director of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to 2010); Chief Executive Officer and Director, ReFlow Fund, LLC, an investment services company (2001 to 2010); Chief Executive Officer of Sutton Place Management, an investment services company (2001 to present); Chief Executive Officer of Sutton Place Associates (2001 to present); Chief Executive Officer of FISCOP, LLC (2001 to present); Chief Executive Officer of Broderick Management, LLC (2001 to present); Member of ICI Board of Governors (2008 to present); Director of Legato Capital Management, an investment services company (2004 to 2009); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (1997 to 2010).	35	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, CA 94111.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman and Ms. Herbert, has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 61	Treasurer	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 63	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 62	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-1997; 2002-2005); Director of Compliance, Morgan Stanley Online (1997-2002).

Robert S. Naka 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 47	Vice President Funds	Since 2009	Senior Vice President Operations, Forward Management (since 2009); Principal & Chief Operating Officer, Anew Capital Management LLC (2007-2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989-2007).

Julie Allecta*** 101 California Street, Suite 1600 San Francisco, CA 94111 Age: 64		Since 2010	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1997 to 2009); Vice President and Director, WildCare Bay Area (since 2008); Director, Audubon Canyon Ranch (since 2009).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

***	Ms. Allecta is a member of the Advisory Board of the Trust.

Leadership Structure of the Board of Trustees

The Board of Trustees has overall responsibility for the oversight of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The Chairman of the Board of Trustees’ role is to preside at all meetings of the Board of Trustees, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board of Trustees from time to time. The Independent Trustees meet regularly outside the presence of Forward Management, in executive session or with other service providers to the Fund. The Board of Trustees has regular meetings four times a year and may hold special meetings if required before its next regular meeting. The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board of Trustees and reports its findings to the Board of Trustees. The Board of Trustees and each standing committee conduct annual assessments of their oversight function, structure, and effectiveness. The Board of Trustees has determined through its self-evaluation process that the Trust’s leadership structure is appropriate because the structure permits the Board of Trustees to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board of Trustees to effectively oversee the Trust.

The Audit Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board of Trustees and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2010, the Audit Committee convened five times.

The Nominating Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2010, the Nominating Committee convened three times.

Day-to-day management of the Funds, including the monitoring of various risks to which the Funds are subject, is the responsibility of Forward Management, or the Funds’ sub-advisors (as applicable) or other service providers (depending on the nature of the risk), subject to the supervision of Forward Management. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. While Forward Management and the Funds’ sub-advisors (as applicable) or other service providers perform a number of risk management functions, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board of Trustees’ general oversight of the Funds and is addressed as part of various Board of Trustees and committee activities. The Board of Trustees, directly or through the Audit Committee, also reviews reports from, among others, management, the independent registered accounting firm for the Funds, the Funds’ sub-advisors (as applicable), and internal auditors for Forward Management or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or each service provider’s risk functions. The committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements of the Funds’ activities and associated risks. The Board of Trustees has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program, assists the Board of Trustees in monitoring compliance risks, and reports to the Board of Trustees regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Trustee Qualifications and Experience

The Nominating Committee does not use specific criteria in analyzing candidates to serve on the Board of Trustees, and there are no specific required qualifications for Board membership set out in the Trust’s organizational documents. Rather, the Board of Trustees believes that the different points of view, professional experiences, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. The Trustees believe that their combined experiences and qualifications allow the Board of Trustees to oversee the business of the Funds in a manner consistent with the best interest of the Funds’ shareholders. When considering potential nominees to fill vacancies on the Board of Trustees, and as part of its self-evaluation, the Board of Trustees reviews the mix of skills and other relevant experiences of the Trustees.

Haig G. Mardikian – Mr. Mardikian, currently Chairman of the Board of Trustees, has served as a Trustee since 1998 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Mardikian’s responsibilities as a Trustee, he has served as a trustee of numerous educational, philanthropic, and professional organizations. Mr. Mardikian also has professional experience in the fields of real estate investment and broadcasting. Additional information regarding Mr. Mardikian’s principal occupations and other directorships held is presented in the chart above. Mr. Mardikian has a BA from Trinity College and a MBA from Harvard Business School.

Donald O’Connor – Mr. O’Connor has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. O’Connor’s responsibilities as a Trustee, he has served as a trustee to other mutual fund complexes. Mr. O’Connor also has professional experience in the fields of investment management and insurance. Additional information regarding Mr. O’Connor’s principal occupations and other directorships held is presented in the chart above. Mr. O’Connor has a BA in business administration, economics and finance from George Washington University and a MBA in finance, business administration and data processing from George Washington University.

DeWitt F. Bowman – Mr. Bowman, currently Chairman of the Audit Committee of the Board of Trustees, has served as a Trustee since 2000 and has served as a member of the Audit Committee and Nominating Committee during his entire tenure as a Trustee. In addition to Mr. Bowman’s responsibilities as a Trustee, he has served as a trustee to non-governmental organizations, other mutual fund complexes, and private investment funds. Mr. Bowman also has professional experience in the field of investment management. Additional information regarding Mr. Bowman’s principal occupations and other directorships held is presented in the chart above. Mr. Bowman has a BS in Geology from the University of Wisconsin-Madison.

Cecilia H. Herbert – Ms. Herbert, currently Chairperson of the Nominating Committee of the Board of Trustees, has served as a Trustee since 2009 and has served as a member of the Audit Committee and Nominating Committee during her entire tenure as a Trustee. In addition to Ms. Herbert’s responsibilities as a Trustee, Ms. Herbert has served as a trustee of educational and philanthropic organizations and other mutual fund complexes. Ms. Herbert also has professional experience in the fields of banking and finance. Additional information regarding Ms. Herbert’s principal occupations and other directorships held is presented in the chart above. Ms. Herbert has a BA in economics and communications from Stanford University and a MBA in finance from Harvard Business School.

J. Alan Reid, Jr. – Mr. Reid has served as a Trustee since 2001. In addition to Mr. Reid’s responsibilities as a Trustee, Mr. Reid also serves as President of the Trust and Chief Executive Officer of Forward Management. Additional information regarding Mr. Reid’s principal occupations and other directorships held is presented in the chart above. Mr. Reid has a BS in business administration from Menlo College.

As noted in the chart above, each Trustee, other than Mr. Bowman and Ms. Herbert, has served as a Trustee to the Trust since May 1, 2005. However, beginning on the year indicated above, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as a Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2010

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select EM Dividend Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund
Donald O’Connor	Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select EM Dividend Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund
DeWitt F. Bowman	Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select EM Dividend Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund
Cecilia H. Herbert	Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select EM Dividend Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select EM Dividend Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2010, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ investment advisor, Forward Management, LLC (“Forward Management” or the “Investment Advisor”), any of the Funds’ sub-advisors (each a “Sub-Advisor” and collectively, the “Sub-Advisors”), ALPS Distributors, Inc. (the “Distributor” or “ADI”) or their affiliates.

Trustee Compensation

The Trust pays each independent Trustee and Advisory Board member a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Trust also pays each independent Trustee and Advisory Board member $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman

of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation from the Trust. With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are affiliated persons of either the Trust, Investment Advisor, or Sub-Advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ Investment Advisor or Sub-Advisors. As of December 31, 2010, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Trust, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds (as of December 31, 2010)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr. Trustee*
Haig G. Mardikian, Trustee	$	$	$	$
Donald O’Connor, Trustee	$	$	$	$
DeWitt F. Bowman, Trustee	$	$	$	$
Cecilia H. Herbert, Trustee	$	$	$	$

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-five series.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between each Fund’s shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information each Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below. Only the Trust’s legal advisor or Chief Compliance Officer may authorize disclosure of any Fund’s portfolio holdings.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Credit Analysis Long/Short Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Credit Analysis Long/Short Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

The portfolio holdings for each month, except for the Forward Credit Analysis Long/Short Fund, will remain available on the web site for a minimum of six months following the date posted. For the Forward Credit Analysis Long/Short Fund, the portfolio holdings for each quarter will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or the Trust’s legal advisor or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s legal advisor or Chief Compliance Officer.

The Trust’s Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any amendments to the policies and procedures for the disclosure of portfolio holdings shall be approved and adopted by the full Board; including each of the Independent Trustees.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.

Legato Capital Management, LLC - Daily for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund and Forward Mortgage Securities Fund with no delay.

2.	Thompson Financial/Vestek - Daily for the Forward Focus Fund and the Predecessor Accessor Funds with no delay.

3.	FactSet Research Systems Inc. - Daily for all Funds with no delay.

4.	Electra Information Systems Inc. - Daily for all Funds with no delay.

5.	iMoneyNet - Weekly for the Forward U.S. Government Money Fund with no delay.

6.	Glass, Lewis & Co. - Daily (or less frequently) for all Funds with no delay.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian (Brown Brothers Harriman & Co.), Investment Advisor and Sub-Advisors, administrator/fund accountants (ALPS Fund Services, Inc.), independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Dechert LLP), officers, and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the individual portfolio holdings of a Fund (the complete portfolio holdings of a Fund in the case of a Fund’s top twenty-five holdings as listed below) could not reasonably be determined from that information:

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Percentage Allocations of Allocation Funds. Percentage of each Allocation Fund’s assets allocated to each underlying Fund in which each Allocation Fund invests.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Other Parties

The Funds or their duly authorized service providers may distribute portfolio holdings information to another party on a one-time or limited basis before their public disclosure is required or authorized by policy as above provided that (i) the specific disclosure of such non-public information is made under Conditions of Confidentiality, as defined above, and (ii) the specific disclosure of such non-public information has been approved by the Trust’s legal advisor or Chief Compliance Officer as consistent with these Disclosure Policies. By way of illustration and not a limitation, the distribution of a Fund’s portfolio holdings in accordance with this paragraph may be made (i) to a proposed or potential advisor or sub-advisor or investment manager asked to provide investment management services to a Fund, or (ii) to a third party in connection with a program or service to be provided for the benefit of a Fund.

Trading Desk/Research Reports

The trading desks of the Funds’ Investment Advisor or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

The Funds’ Investment Advisor or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management serves as the Investment Advisor to each of the Forward Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies, and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management supervises the activities of each Sub-Advisor and manages the assets of certain of the Funds directly, without the use of a sub-advisor. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. Forward Management’s ownership interests are held approximately as follows: Gordon P. Getty, Chairman of the Board (35%); ReFlow Forward Holding Company, an entity controlled by Mr. Getty (35%); management and employees (26%); and unaffiliated outsider investors (4%). As of December 31, 2010, Forward Management had approximately $[            ] billion of assets under management.

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has managed the following Funds since inception: Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward Large Cap Equity Fund, Forward Select EM Dividend Fund, Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund. Forward Management has managed the following Funds since September 1998: Forward Small Cap Equity Fund, Forward International Dividend Fund, and Forward Real Estate Fund. On December 23, 2003, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward Emerging Markets Fund. On May 1, 2005, Forward Management replaced Emerald Advisers, Inc. as Investment Advisor to the Forward Banking and Finance Fund and Forward Growth Fund. Forward Management has managed the cash portion of the Forward Emerging Markets Fund since August 1, 2009.

On September 1, 2008, Forward Management replaced Accessor Capital Management LP (“Accessor Capital”) as Investment Advisor to the Allocation Funds, Forward CorePlus Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

On June 12, 2009, Forward Management replaced Kensington Investment Group, Inc. (“Kensington Investment Group”) as Investment Advisor to the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund.

The thirty-five portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward Management Directly Advised Funds and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds (except the Forward Banking and Finance Fund and Forward Growth Fund) without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Sub-Advisors

Forward Credit Analysis Long/Short Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”), to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830. Cedar Ridge was established in March 2004 and is registered with the SEC under the Advisers Act. As of December 31, 2010, founder Alan E. Hart owned 38.1%, Guy J. Benstead, as trustee for the Guy and Kelly Benstead Family Trust, owned 38.1% of Cedar Ridge and Jeffery M. Hudson owned 15%, and BLS Investments owned 5.0% with the balance owned by other family entities. As of December 31, 2010, Cedar Ridge had assets under management of approximately $[            ] million.

Forward EM Corporate Debt Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor for the Forward EM Corporate Debt Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. SW is registered with the

SEC under the Advisers Act. SW is 100% employee-owned. As of December 31, 2010, David C. Hinman owned 44% and Raymond T. Zucaro owned 44% of SW. As of December 31, 2010, SW had assets under management and advisement of approximately $[            ] million.

Forward Emerging Markets Fund, Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward International Small Companies Fund and with regard to the non-cash portion of the Forward Emerging Markets Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered with the SEC under the Advisers Act and authorized and regulated by the Financial Services Authority in the United Kingdom. PAM was established in 1980 and is the institutional business division of Pictet & Cie which includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2010, PAM had approximately $[            ] billion of assets under management, and Pictet & Cie had approximately $[            ] billion of assets under management and administration for institutional and private clients. The cash portion of the Forward Emerging Markets Fund’s portfolio is managed directly by Forward Management. Forward Management is discussed above.

Forward Growth Fund, Forward Banking and Finance Fund

Forward Management has engaged the services of Emerald Mutual Fund Advisers Trust (“Emerald”) to act as sub-advisor to the Forward Growth Fund and Forward Banking and Finance Fund. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald was formed on March 17, 2005, and is registered with the SEC under the Advisers Act. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, which is located at the same address as that of Emerald. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies. As of December 31, 2010, Emerald Advisers, Inc. had approximately $[            ] billion in assets under management.

Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western is registered with the SEC under the Advisers Act. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. As of December 31, 2010, First Western had approximately $[            ] billion of assets under management and First Western Financial, Inc. had approximately $[            ] billion of assets under management.

Forward International Equity Fund

Forward Management has engaged the services of Lazard Asset Management LLC (“Lazard”) to act as sub-advisor to the Forward International Equity Fund. Lazard is located at 30 Rockefeller Plaza, New York, NY 10112. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is registered with the SEC under the Advisers Act and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds. As of December 31, 2010, Lazard had approximately $[            ] billion in assets under management.

Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO is an investment management firm founded in 1971. PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP’s sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz Societas Europaea (“Allianz SE”). Allianz-Argos 6 Vermogensverwaltungsgesellschaft is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz of America, Inc. is wholly-owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz SE is a European-based, multinational insurance and financial services holding company. As of December 31, 2010, PIMCO and its global affiliates had approximately $[            ] trillion in assets under management.

Forward Mortgage Securities Fund

Forward Management has engaged the services of BlackRock Financial Management, Inc. (“BlackRock”) to act as sub-advisor for the Forward Mortgage Securities Fund. BlackRock is located at 40 E. 52nd Street, New York, NY 10022. BlackRock is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors and is registered with the SEC under the Advisers Act. At December 31, 2010, Bank of America owns approximately 34.2% of BlackRock, PNC owns approximately 24.5%, Barclays owns approximately 19.8%, and institutional investors, employees and the public own approximately 21.5%. The approximate breakdown for voting common stock is as follows: Bank of America owns 3.7%, PNC owns 35.2%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.3%. As of December 31, 2010, together with its affiliates, BlackRock serves as investment advisor to fixed income, equity and liquidity investors in the United States and overseas through funds and institutional accounts with combined total assets at approximately $[            ] trillion.

Forward Tactical Enhanced Fund, Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor for the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC under the Advisers Act. Broadmark is located at 12 East 52nd Street, 3rd Floor, New York, New York 10022. As of December 31, 2010, Forward Management owned 33.4% of Broadmark’s outstanding voting securities. As of December 31, 2010, Broadmark had assets under management of approximately $[             ] billion.

The Forward Management Directly Advised Funds

The portfolios of the Forward Management Directly Advised Funds are managed directly by Forward Management. Forward Management is discussed above.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Forward Aggressive Growth Allocation Fund	0.10%
Forward Balanced Allocation Fund	0.10%
Forward Banking and Finance Fund	1.00% up to and including $100 million 0.90% over $100 million
Forward Commodity Long/Short Strategy Fund	1.00%
Forward CorePlus Fund	0.45%
Forward Credit Analysis Long/Short Fund	1.50%
Forward EM Corporate Debt Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Focus Fund	0.75%
Forward Frontier MarketStrat Fund	0.85%
Forward Global Infrastructure Fund	0.90%
Forward Growth & Income Allocation Fund	0.10%
Forward Growth Allocation Fund	0.10%
Forward Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million

Fund	Advisory Fee
Forward High Yield Bond Fund	0.36%
Forward Income & Growth Allocation Fund	0.10%
Forward Income Allocation Fund	0.10%
Forward International Dividend Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Forward International Equity Fund	0.55%
Forward International Real Estate Fund	1.00%
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Investment Grade Fixed-Income Fund	0.33%
Forward Large Cap Equity Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion
Forward Mortgage Securities Fund	0.36%
Forward Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Forward Select EM Dividend Fund	1.10%
Forward Select Income Fund	1.00%
Forward Small Cap Equity Fund	0.85%
Forward SMIDPlus Fund	0.60%
Forward Strategic Alternatives Fund	0.70%
Forward Real Estate Long/Short Fund	1.00%
Forward Tactical Enhanced Fund	2.15%
Forward Tactical Growth Fund	1.25%
Forward U.S. Government Money Fund	0.08%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

The Allocation Funds bear their pro rata portion of the fees and expenses of the underlying Funds in which the Allocation Funds invest, including the investment advisory fees described below. The Trust has obtained an exemptive order from the SEC that allows the Allocation Funds to enter into an agreement with the underlying Funds in which they invest under which such underlying Funds will bear certain of the Allocation Funds’ expenses (other than the Allocation Funds’ direct management fees, distribution and service fees and administrative services fees) to the extent that such underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to the Investment Advisor’s obligation to seek best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates the Sub-Advisors for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Small Companies Fund, Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund out of the Investment Advisor’s revenues. The Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income, and Forward Mortgage Securities Fund are compensated directly by the Trust on behalf of the applicable Fund. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward Management Directly Advised Funds. All fees paid to the Investment Advisor or Sub-Advisor, as applicable, by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

The Forward Commodity Long/Short Strategy Fund, through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), seeks exposure to certain commodity-linked instruments. The Subsidiary has entered into a separate advisory agreement with the Investment Advisor for the management of the Subsidiary’s portfolio (the “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Investment Advisor a management fee at the same rate that the Fund pays the Investment Advisor for services provided to the Fund. The Investment Advisor has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Investment Advisor by the Subsidiary. This waiver arrangement may not be terminated by the Investment Advisor as long as the Subsidiary Advisory Agreement is in place. The initial term of the Investment Management Agreement with respect to the Fund and the Subsidiary Advisory Agreement will last through September 30, 2011, and may be reapproved annually thereafter. The Board, shareholders of the Fund and the Investment Advisor may terminate the Investment Management Agreement upon sixty (60) days notice. The Subsidiary and the Investment Advisor may terminate the Subsidiary Advisory Agreement upon sixty (60) days notice.

The following table describes the advisory fees paid by each Fund in operation as of December 31, 2010 to Forward Management and each Fund’s Sub-Advisor, as applicable, and the fee(s) waived by Forward Management for the last three fiscal years ended December 31. Before the Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, investment advisory services for the Predecessor Accessor Funds were provided by Accessor Capital. Before the Predecessor Kensington Funds were reorganized into the series of the Trust effective June 12, 2009, investment advisory services for the Predecessor Kensington Funds were provided by Kensington Investment Group. The following table includes the advisory fees paid by the Predecessor Accessor Funds and Predecessor Kensington Funds to Accessor Capital and Kensington Investment Group, respectively, and the fee(s) waived by Accessor Capital and the Kensington Investment Group for the last three fiscal years ended December 31.

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Fiscal Year Ended December 31, 2010
Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward CorePlus Fund(1)
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund(2)
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund(1)
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Real Estate Long/Short Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund

Fiscal Year Ended December 31, 2009
Forward Aggressive Growth Allocation Fund	$49,363	$(35,764)	$13,599
Forward Balanced Allocation Fund	$109,399	$(79,120)	$30,279
Forward Banking and Finance Fund	$521,308	$0	$521,308
Forward CorePlus Fund(1)	$529,487	$0	$529,487
Forward Credit Analysis Long/Short Fund	$753,937	$(143,240)	$610,697
Forward EM Corporate Debt Fund	$172,642	$(35,552)	$137,090
Forward Emerging Markets Fund	$2,370,103	$(302,299)	$2,067,804
Forward Focus Fund	$87,199	$(34,698)	$52,501
Forward Frontier MarketStrat Fund	$230,197	$0	$230,197
Forward Global Infrastructure Fund(1)	$1,237,191	$(108,264)	$1,128,927
Forward Growth & Income Allocation Fund	$105,129	$(74,382)	$30,747
Forward Growth Allocation Fund	$101,731	$(72,511)	$29,220
Forward Growth Fund	$741,073	$(92,999)	$648,074
Forward High Yield Bond Fund	$557,848	$0	$557,848
Forward Income & Growth Allocation Fund	$43,832	$(32,139)	$11,693
Forward Income Allocation Fund	$18,602	$(13,078)	$5,524
Forward International Dividend Fund	$145,595	$(74,368)	$71,227
Forward International Equity Fund	$950,775	$0	$950,775
Forward International Real Estate Fund(1)	$547,919	$(147,988)	$399,931
Forward International Small Companies Fund	$4,815,952	$ 0	$4,815,952
Forward Investment Grade Fixed-Income Fund	$486,571	$0	$486,571
Forward Large Cap Equity Fund	$103,794	$(71,860)	$31,934
Forward Mortgage Securities Fund	$363,514	$0	$363,514
Forward Real Estate Fund	$216,801	$(11,890)	$204,911
Forward Select Income Fund	$6,062,075	$0	$6,062,075
Forward Small Cap Equity Fund	$3,916,207	$0	$3,916,207
Forward SMIDPlus Fund	$1,610,899	$0	$1,610,899
Forward Strategic Alternatives Fund	$718,824	$0	$718,824
Forward Real Estate Long/Short Fund	$37,237	$0	$37,237
Forward Tactical Growth Fund(3)	$371,235	$(2,845)	$368,390
Forward U.S. Government Money Fund	$687,427	$(60,000)	$627,427

Fiscal Year Ended December 31, 2008
Forward Aggressive Growth Allocation Fund	$64,436	$0	$64,436
Forward Balanced Allocation Fund	$116,769	$0	$116,769
Forward Banking and Finance Fund	$902,050	$0	$902,050
Forward CorePlus Fund(1)	$867,311	$0	$867,311
Forward Credit Analysis Long/Short Fund	$219,964	$(80,232)	$139,732
Forward EM Corporate Debt Fund	$180,733	$(65,565)	$115,168
Forward Emerging Markets Fund	$1,255,015	$(378,868)	$876,147
Forward Focus Fund	$63,535	$(23,973)	$39,562

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Forward Frontier MarketStrat Fund(4)	N/A	N/A	N/A
Forward Global Infrastructure Fund	$1,425,517	$(299,818)	$1,125,699
Forward Growth & Income Allocation Fund	$140,603	$0	$140,603
Forward Growth Allocation Fund	$132,083	$0	$132,083
Forward Growth Fund	$1,059,101	$0	$1,059,101
Forward High Yield Bond Fund	$407,485	$0	$407,485
Forward Income & Growth Allocation Fund	$41,181	$0	$41,181
Forward Income Allocation Fund	$18,596	$0	$18,596
Forward International Dividend Fund	$523,404	$(238,715)	$284,689
Forward International Equity Fund	$1,570,802	$0	$1,570,802
Forward International Real Estate Fund	$1,795,394	$(177,874)	$1,617,520
Forward International Small Companies Fund	$6,769,979	$(155,518)	$6,614,461
Forward Investment Grade Fixed-Income Fund	$406,611	$0	$406,611
Forward Large Cap Equity Fund	$134,121	$(49,232)	$84,889
Forward Mortgage Securities Fund	$460,841	$0	$460,841
Forward Real Estate Fund	$303,340	$0	$303,340
Forward Select Income Fund	$4,745,605	$0	$4,745,605
Forward Small Cap Equity Fund	$5,111,615	$0	$5,111,615
Forward SMIDPlus Fund	$2,114,537	$0	$2,114,537
Forward Real Estate Long/Short Fund	$279,549	$0	$279,549
Forward Strategic Alternatives Fund(5)	$634,492	$0	$634,492
Forward U.S. Government Money Fund	$963,659	$189	$963,470

(1)

Effective as of January 20, 2011, the Forward Large Cap Value Fund was reorganized into the Forward Large Cap Growth Fund and the name of the Forward Large Cap Growth Fund was changed to the Forward CorePlus Fund. Effective January 20, 2011, Forward Management began to directly manage the Fund and the fees in the table reflect the advisory fees paid by the Fund to Forward Management and the Sub-Advisor, Smith Asset Management Group, LP and the fee(s) waived by Forward Management.

(2)

The Funds have agreed to repay Forward Management for amounts waived or reimbursed by the Kensington Investment Group pursuant to an expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the agreed limits and the repayment is made within three years after the year in which the Kensington Investment Group incurred the expense. As of December 31, 2010, the amounts remaining available for reimbursement to Forward Management were $[             ] and $[             ] for Forward Global Infrastructure Fund and Forward International Real Estate Fund, respectively.

(3)	The Forward Tactical Growth Fund commenced operations on September 14, 2009.
(4)	The Forward Frontier MarketStrat Fund commenced operations on December 31, 2008.
(5)	The Forward Strategic Alternatives Fund commenced operations on January 29, 2008.

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Small Companies Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund are paid an annual fee from the Trust on behalf of the applicable Fund. The following table sets forth the annual rates paid to the Sub-Advisors pursuant to the Sub-Advisory Agreements (based on the average daily net assets of the respective Fund).

Fund	Sub-Advisory Fee
Forward Banking and Finance Fund	0.65% through $100 million 0.55% over $100 million
Forward Credit Analysis Long/Short Fund	1.00%
Forward EM Corporate Debt Fund	0.35%
Forward Emerging Markets Fund	0.80% through $250 million 0.75% over $250 million
Forward Growth Fund	0.40% through $250 million 0.30% over $250 million through $500 million 0.20% over $500 million through $750 million 0.10% over $750 million
Forward High Yield Bond Fund	0.25%
Forward International Equity Fund	0.45% on assets up to $500 million 0.425% on assets over $500 million up to $1 billion 0.40% on assets over $1 billion
Forward International Small Companies Fund	0.60%
Forward Investment Grade Fixed-Income Fund	0.25%
Forward Mortgage Securities Fund	0.25% on assets up to $100 million 0.20% on assets over $100 million up to $200 million 0.15% on assets over $200 million
Forward Tactical Enhanced Fund	1.40%
Forward Tactical Growth Fund	0.70%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Funds is available, or will be available, in Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2010 or the semi-annual reports for the period ended June 30, 2011.

As described in the prospectuses, the Investment Advisor has agreed to limit the total expenses of certain of the Funds through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Forward Commodity Long/Short Strategy Fund	Class C			%
Forward Commodity Long/Short Strategy Fund	Class M			%
Forward Commodity Long/Short Strategy Fund	Class Z			%
Forward Commodity Long/Short Strategy Fund	Investor Class			%
Forward Commodity Long/Short Strategy Fund	Institutional Class			%
Forward Credit Analysis Long/Short Fund	Class A			%
Forward Credit Analysis Long/Short Fund	Class C			%
Forward Credit Analysis Long/Short Fund	Class M			%
Forward Credit Analysis Long/Short Fund	Investor Class			%
Forward Credit Analysis Long/Short Fund	Institutional Class			%
Forward EM Corporate Debt Fund	Class C			%
Forward EM Corporate Debt Fund	Investor Class			%
Forward EM Corporate Debt Fund	Institutional Class			%
Forward Emerging Markets Fund	Class C			%
Forward Emerging Markets Fund	Class M			%

Fund	Class	End Date	Expense Limit
Forward Emerging Markets Fund	Investor Class			%
Forward Emerging Markets Fund	Institutional Class			%
Forward Focus Fund	Class A			%
Forward Focus Fund	Class C			%
Forward Focus Fund	Investor Class			%
Forward Focus Fund	Institutional Class			%
Forward Global Infrastructure Fund	Class A			%
Forward Global Infrastructure Fund	Class B			%
Forward Global Infrastructure Fund	Class C			%
Forward Global Infrastructure Fund	Class M			%
Forward Global Infrastructure Fund	Investor Class			%
Forward Global Infrastructure Fund	Institutional Class			%
Forward Growth Fund	Class A			%
Forward Growth Fund	Class C			%
Forward Growth Fund	Investor Class			%
Forward Growth Fund	Institutional Class			%
Forward International Dividend Fund	Class A			%
Forward International Dividend Fund	Class C			%
Forward International Dividend Fund	Investor Class			%
Forward International Dividend Fund	Institutional Class			%
Forward International Real Estate Fund	Class A			%
Forward International Real Estate Fund	Class B			%
Forward International Real Estate Fund	Class C			%
Forward International Real Estate Fund	Investor Class			%
Forward International Real Estate Fund	Institutional Class			%
Forward Large Cap Equity Fund	Class A			%
Forward Large Cap Equity Fund	Class C			%
Forward Large Cap Equity Fund	Investor Class			%
Forward Large Cap Equity Fund	Institutional Class			%
Forward Mortgage Securities Fund	Class C			%
Forward Mortgage Securities Fund	Investor Class			%
Forward Mortgage Securities Fund	Institutional Class			%
Forward Mortgage Securities Fund	Class Z			%
Forward Real Estate Fund	Class A			%
Forward Real Estate Fund	Class C			%
Forward Real Estate Fund	Investor Class			%
Forward Real Estate Fund	Institutional Class			%
Forward Real Estate Long/Short Fund	Class A			%
Forward Real Estate Long/Short Fund	Class B			%
Forward Real Estate Long/Short Fund	Class C			%
Forward Real Estate Long/Short Fund	Investor Class			%
Forward Real Estate Long/Short Fund	Institutional Class			%
Forward Select EM Dividend Fund	Class A			%
Forward Select EM Dividend Fund	Class C			%
Forward Select EM Dividend Fund	Class M			%
Forward Select EM Dividend Fund	Investor Class			%
Forward Select EM Dividend Fund	Institutional Class			%
Forward Select Income Fund	Class B			%
Forward Select Income Fund	Class C			%
Forward Select Income Fund	Class M			%
Forward Select Income Fund	Investor Class			%
Forward Select Income Fund	Institutional Class			%
Forward Small Cap Equity Fund	Class A			%
Forward Small Cap Equity Fund	Class C			%
Forward Small Cap Equity Fund	Class M			%
Forward Small Cap Equity Fund	Investor Class			%
Forward Small Cap Equity Fund	Institutional Class			%

Fund	Class	End Date	Expense Limit
Forward Tactical Enhanced Fund	Class A			%
Forward Tactical Enhanced Fund	Class C			%
Forward Tactical Enhanced Fund	Class M			%
Forward Tactical Enhanced Fund	Investor Class			%
Forward Tactical Enhanced Fund	Institutional Class			%
Forward Tactical Growth Fund	Class A			%
Forward Tactical Growth Fund	Class C			%
Forward Tactical Growth Fund	Class M			%
Forward Tactical Growth Fund	Investor Class			%
Forward Tactical Growth Fund	Institutional Class			%

With respect to the Forward Credit Analysis Long/Short Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable will be half of the fee otherwise payable to the Sub-Advisor. With respect to the Forward Emerging Markets Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%. With respect to the Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, and Forward Growth Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus.

Portfolio Managers

Blackrock Financial Management, Inc.:

Forward Mortgage Securities Fund

Akiva Dickstein is primarily responsible for the day-to-day management and investment decisions of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Dickstein managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Sub-Advisor may receive more compensation with respect to certain similar accounts than with respect to the Fund. This may create the potential conflict of interest for the Sub-Advisor or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Sub-Advisor could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor may have an incentive to allocate securities that are expected to increase in value to favored funds. The Sub-Advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Mr. Dickstein currently manages certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Mr. Dickstein include a combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage /50% Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index, Barclays Capital Intermediate Government Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5, and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation.

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) – The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock.

Deferred Compensation Program – A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Dickstein has participated in the deferred compensation program.

Options and Restricted Stock Awards – A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans – BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Mr. Dickstein is eligible to participate in these plans.

Broadmark Capital Management, LLC:

Forward Tactical Enhanced Fund and Forward Tactical Growth Fund

Christopher J. Guptill is responsible for the day-to-day management of the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Guptill managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients. Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of Broadmark in which he has significant ownership.

Cedar Ridge Partners, LLC:

Forward Credit Analysis Long/Short Fund

The portfolio managers responsible for the day-to-day management of the Forward Credit Analysis Long/Short Fund are Alan E. Hart, Managing Partner of Cedar Ridge and Senior Portfolio Manager for the Fund, and Guy J. Benstead, a Partner of Cedar Ridge and Co-Portfolio Manager for the Fund.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hart and Mr. Benstead managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Cedar Ridge will use its best efforts in connection with the purposes and objectives of the Fund and will devote so much of its time and effort to the affairs of the Fund as may, in its judgment, be necessary to provide the sub-advisory services to the Fund. Potential conflicts of interest may arise because Cedar Ridge performs investment management services for other clients. As a result of the foregoing, the Sub-Advisor could have conflicts of interest in allocating its time and activity between the Fund and other entities, in allocating investments among the Fund and other entities and in effecting transactions for the Fund and other entities, including ones in which the Sub-Advisor could have a greater financial interest.

In addition, purchase and sale transactions may be effected between the Fund and the other entities or accounts subject to the following guidelines: (i) such transactions shall be effected for cash consideration at the current market price of the particular securities; and (ii) no extraordinary brokerage commissions or fees (except for customary transfer fees or commissions) or other remuneration shall be paid in connection with any such transaction.

From the standpoint of the Fund, simultaneous identical portfolio transactions for the Fund and the other clients may tend to decrease the prices received, and increase the prices required to be paid, by the Fund for its portfolio sales and purchases. Where less than the maximum desired principal amount of a particular security to be purchased is available at a favorable price, the principal amount purchased will be allocated among the Fund and the other clients in an equitable manner as determined by the Sub-Advisor. Further, it may not always be possible or consistent with the investment objectives of the other clients of the Sub-Advisor and of the Fund for the same investment positions to be taken or liquidated at the same time or at the same price; however, all transactions will be made on a “best execution” basis.

Mr. Hart and Mr. Benstead each receive a fixed annual salary and discretionary bonus compensation based upon the profitability of Cedar Ridge and its affiliates and their respective percentage ownership thereof.

Emerald Mutual Fund Advisers Trust:

Forward Banking and Finance Fund

Kenneth G. Mertz II, CFA, is the portfolio manager of the Forward Banking and Finance Fund and is responsible for the day-to-day management of the Fund.

Forward Growth Fund

Mr. Mertz, Stacey L. Sears, Joseph W. Garner, and Peter J. Niedland are the portfolio managers of the Forward Growth Fund and are responsible for the day-to-day management of the Fund.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Mertz, Mr. Garner, Ms. Sears, and Mr. Niedland managed as of December 31, 2010:

Kenneth G. Mertz II

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Stacey L. Sears

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Joseph W. Garner

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Peter J. Niedland

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.

Emerald has adopted the following policies regarding the allocation and aggregation of securities transactions among client accounts:

Aggregation Policy: Aggregations of trades can produce meaningful cost savings to clients. Emerald’s policy is constructed to meet the requirements of the SEC. Specifically, Emerald’s policy is designed to address these issues:

1.	Duty of Disclosure: Emerald will disclose fully to its clients the arrangements for aggregation of securities transactions.

2.	Duty to Act Only in the Clients’ Best Interests: The aggregation of client transactions will be done only after client consent, consistent with each such client’s best interests.

3.	Duty to Treat Each Client Fairly: Securities transactions will be done on a pro rata basis at the average share price, consistent with the specific conditions discussed below.

4.	Duty to Seek Best Execution: Emerald recognizes its duty to aggregate and allocate securities transactions in a manner that ensures best execution. This is discussed more fully below.

Aggregation Procedures: Emerald will endeavor to bunch trades for clients in order to effect best execution at the lowest cost (commissions and spread) and to avoid disparities in execution prices for accounts that are managed similarly. The following bunching and trade aggregation procedures are designed to treat all client accounts equally. All client accounts with like mandates will participate in bunched trades, average pricing and pro rata execution. Emerald will allocate trades internally prior to any bunched trades based on the requirements of the various groups of accounts as determined by the firm’s portfolio managers (see “Block Trading” below).

Emerald manages certain accounts pursuant to differing client mandates. With respect to certain accounts, Emerald has full discretion with respect to investments and execution of portfolio transactions. For certain client accounts, specific brokerage firms have been designated, which prevents bunching trades with other accounts. These accounts would also prevent new or secondary issuance of stocks being equally divided across these types of accounts. Certain accounts may have directed investment policies and/or restrictions. These accounts may have different investment objectives and strategies, and therefore might invest in different individual stocks from other types of accounts and may have different sector allocation percentages, which would affect how Emerald allocates aggregated trades for such accounts. Certain funds with daily cash flow differences (usually mutual funds) would have different trading activity dictated by internal cash flows (or withdrawals), the timing and tax consequences of which require that trades be made in different percentages for each share.

Because of these differences in policies and strategies of the various accounts Emerald manages, Emerald’s portfolio managers will aggregate the number of shares determined to be desired for each account type and maintain a dated and time-stamped record of this pre-trade allocation. Each account will then average price pro-rata to the shares actually executed. If a client uses a particular directed broker-dealer, Emerald will execute these trades separately, which trades may be executed at prices different than the bunched trades due to number of share differences, use of DOT system, movement and volatility of stock trading, or other relevant factors. While these differences may be noticeable on a trade-by-trade basis, they should balance out over time.

The intention of this policy is that Emerald must make a trade allocation before the results of the actual trade have been determined. This policy will assure that the allocation cannot be affected by the results of the trade.

Block Trading: Emerald also has established Block Trading Procedures to ensure that no advisory or sub-advisory client account or group of client accounts, neither public nor private, nor corporate nor individual, will receive preferential trading execution pursuant to federal and state regulations.

Compensation: Emerald’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary: Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus: A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance based on quarterly performance reviews and the manager’s relative performance against the Russell 2000 Growth Index for rolling quarter, year, and five year periods. Bonus payments are determined by a combination of factors, including pre-tax investment performance calculated as the average of all investment mandates for which the portfolio manager has responsibility compared against such mandates’ respective benchmarks, non-qualitative items relating to the portfolio manager’s fulfillment of his or her obligations and duties to each investment mandate as determined by senior management, and control of expenses by the portfolio manager taking into account income and gains of the investment mandates for which the portfolio manager has responsibility. Finally, the overall performance of Emerald Asset Management, Inc., the parent company of Emerald, is considered in determining any portfolio manager bonus.

Deferred Compensation Plans: Portfolio managers are eligible to participate in a 401(k) plan which provides matching contributions and profit sharing on a discretionary basis.

First Western Capital Management Company:

Forward High Yield Bond Fund

Steven S. Michaels is responsible for the day-to-day management of the Forward High Yield Bond Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Michaels managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Sub-Advisor may receive more compensation with respect to certain similar accounts than with respect to the Fund or may receive compensation based in part on the performance of certain similar funds. This may create the potential conflict of interest for the

Sub-Advisor or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Sub-Advisor could be viewed as having a conflict of interest to the extent that the Sub-Advisor or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Sub-Advisor may be have an incentive to allocate securities that are expect to increase in value to favored funds.

The Sub-Advisor has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

First Western provides its portfolio managers with competitive compensation, which may vary from year to year based on a number of factors that include profitability of the firm. The principal components of compensation include a base salary, a discretionary bonus, competitive career path, and possibly stock options.

Generally portfolio managers receive base compensation which is determined on a variety of components including: their seniority and/or their position with the firm, amount of assets supervised and other management roles and responsibilities within the firm, investment performance of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s team work and contribution to the overall performance of these portfolios. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of their total compensation, and may include stock options. Discretionary compensation can include a discretionary cash bonus. First Western also provides for a competitive career path and may provide additional compensation for new assets brought to the firm. Compensation is not based on performance of the Fund or the other accounts.

Pictet Asset Management Limited:

Forward Emerging Markets Fund (Non-Cash Portion)

PAM Ltd constructs the non-cash portion of the portfolio of the Forward Emerging Markets Fund using a team approach. Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, are responsible for the day-to-day management of the Forward Emerging Markets Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Forward International Small Companies Fund

PAM Ltd constructs the portfolio of the Forward International Small Companies Fund using a team approach. Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package – the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Forward Emerging Markets Fund and Forward International Small Companies Fund, the investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI All Country World Index ex-USA; MSCI Emerging Markets Index; and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Lazard Asset Management LLC:

Forward International Equity Fund

Lazard uses a team approach to managing the Forward International Equity Fund. Paul Moghtader, CFA, serves as the lead portfolio manager, and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers and are responsible for the day-to-day management of the Fund. Investment decisions are made jointly by the team. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to the Fund’s investment strategy (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:

1.

Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase its overall allocation of securities in that offering, or to increase its ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

2.

Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. The table above illustrates the number of accounts managed by the Fund’s portfolio managers in addition to the Fund.

3.

Generally, Lazard and/or some or all of the Fund’s portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since the portfolio managers do not currently invest in the Fund.

4.

The portfolio managers manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Fund. In addition, certain Similar Accounts managed by the portfolio managers may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts.

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks, and fees to those of the Fund. Portfolio managers responsible for managing the Fund may also manage other sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash and stock in Lazard’s ultimate parent company, Lazard Ltd. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the team rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and mentoring.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge on companies owned in the portfolio; (ii) generation and development of new investment ideas; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team. Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.

Pacific Investment Management Company LLC:

Forward Investment Grade Fixed-Income Fund

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts.

Chris Dialynas is the portfolio manager responsible for the day-to-day management of the Forward Investment Grade Fixed-Income Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Dialynas managed as of December 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

PIMCO anticipates that the needs of the Fund for services may create certain issues, including the following; although this would not necessarily be different for PIMCO’s other accounts.

We also understand that from time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Portfolio Trades: A potential conflict of interest may arise as a result of a portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, a portfolio manager knows the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund.

Investment Opportunities: A potential conflict of interest may arise as a result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees: A portfolio manager may advise certain accounts with respect to the advisory fee which is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

PIMCO believes in maintaining competitive compensation packages as a means of attracting and retaining highly qualified people. All professionals, including those directly involved in the fixed income group, receive competitive base salaries that reflect their experience and expertise. In addition, professionals are entitled to receive bonuses that are typically in excess of 100% of their salary for seasoned professionals who attain certain predetermined objectives. Objectives are specific to a person’s function in the firm and are mutually agreed upon by each professional and their manager.

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

Base Salary – Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.

Performance Bonus – Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.

Equity or Long Term Incentive Compensation – Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

SW Asset Management, LLC:

Forward EM Corporate Debt Fund

The Forward EM Corporate Debt Fund is team managed. David C. Hinman and Raymond T. Zucaro are jointly responsible for the day-to-day management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Hinman and Zucaro managed as of December 31, 2010:

David C. Hinman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

Raymond T. Zucaro

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

SW is cognizant of the potential conflicts of interest inherent in managing multiple accounts with differing fee structures, as well as the conflicts inherent in managing accounts that include investments by SW’s affiliates, employees and agents. For instance, a conflict of interest may arise as different client accounts, including the Fund, may be subject to different performance fee structures. If SW, or its affiliates, is entitled to receive a higher percentage of the net profits of the account of one client than the percentage that SW, or its affiliate, receives from another client, then SW may have an incentive to favor, or to allocate certain riskier or more speculative investments to, the client that is subject to the higher percentage. An investment opportunity may be suitable for not only the Fund but also other accounts managed by SW yet the investment may not be available in sufficient quantity for all accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and the other accounts. To the extent that accounts are invested on a parallel basis, SW will, as a policy, allocate all investment opportunities among its clients in a manner that it considers fair and equitable to all clients, considering all factors potentially applicable to each client. Among the factors that may be considered by SW in allocating trades among client accounts are: investment policies, guidelines or restrictions; tax considerations; cash availability; liquidity requirements for payment of redemptions or other purposes; risk tolerances; restrictions under ERISA or other applicable laws or regulations; available credit lines; counterparty arrangements; account size; benchmark sector weightings; industry and security weightings; and hedging objectives and activity. It is the policy of SW that investment decisions are to be made (a) in the best interest of its client(s), (b) without regard to its interests or the interests of its affiliates, employees or agents, (c) consistent with the investment objectives and restrictions of its accounts, and (d) without favoring any account over another account.

Messrs. Hinman and Zucaro receive a competitive annual base salary. Presently, all of SW’s portfolio managers are equity partners of the firm. Thus, a large percentage of portfolio manager compensation will be based on the profitability of the firm. Firm profitability will be greatly dictated by assets under management as well as performance. The SW partners clearly understand that only by meeting the needs of their clients over the long term will they be able to grow and maintain their asset base.

Forward Management, LLC:

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund are team managed by Jim O’Donnell, CFA, Joel Beam, Ian Goltra, Michael McGowan, and Aaron Visse, CFA. Mr. Visse is the lead Portfolio Manager for the Forward Global Infrastructure Fund and is responsible for the day-to-day management of the Fund. Mr. McGowan is the lead Portfolio Manager of the Forward International Real Estate Fund and responsible for the day-to-day management of the Fund. Messrs. Beam and Goltra are the co-lead Portfolio Managers for the Forward Real Estate Fund and have co-primary responsibility for the day-to-day management of the Fund. Mr. Goltra is the lead Portfolio Manager for the Forward Real Estate Long/Short Fund and is responsible for the day-to-day management of the Fund. Mr. Beam is the lead Portfolio Manager for the Forward Select Income Fund and is responsible for the day-to-day management of the Fund.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Beam, Goltra, McGowan, and Visse managed as of December 31, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Joel Beam

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Ian Goltra

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Michael McGowan

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Beam, Goltra, McGowan, and Visse consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3, and 5 year periods. These benchmarks include the benchmarks for the Funds, which are the BofA Merrill Lynch Preferred Index, FTSE NAREIT Composite Index, S&P Global Infrastructure Index, FTSE NAREIT Equity REITs Index, and FTSE EPRA/NAREIT Developed ex-US Index.

Forward Focus Fund, Forward International Dividend Fund, Forward Large Cap Equity Fund, and Forward Select EM Dividend Fund

The Forward Focus Fund, Forward International Dividend Fund, Forward Large Cap Equity Fund, and Select EM Dividend Fund are team managed by Jim O’Donnell, CFA, David L. Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington. Mr. Coleman has primary responsibility for the day-to-day management of the Forward Focus Fund. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund and Forward Large Cap Equity Fund. [            ] has primary responsibility for the day-to-day management of the Forward Select EM Dividend Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Ruff, Coleman, and Brewington managed as of December 31, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman, and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3, and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index, and S&P 500 Index (which is the benchmark for the Forward Large Cap Equity Fund). In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund

The Allocation Funds, Forward Emerging Markets Fund (cash portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed by Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and Forward Frontier MarketStrat Fund, and the cash portion of the Forward Emerging Markets Fund. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier MarketStrat Fund, and the cash portion of the Forward Emerging Markets Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Rowader, Herber, and Broughton managed as of December 31, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies as the Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the portfolio manager may have an incentive to allocate securities that are expected to increase in value to favored funds. Forward Management has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Herber, and Broughton includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, and Forward SMIDPlus Fund

The Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, and Forward SMIDPlus Fund are team managed by Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer and David L. Ruff, CFA, Portfolio Manager. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Commodity Long/Short Strategy Fund and the Subsidiary. Messrs. Rowader and Ruff have co-primary responsibility for the day-to-day management of the Forward CorePlus Fund and Forward SMIDPlus Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Rowader, Herber and Ruff managed as of December 31, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

David L. Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the portfolio manager may have an incentive to allocate securities that are expected to increase in value to favored funds. Forward Management has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader and Herber includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

The compensation of Mr. Ruff consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index, and S&P 500 Index. In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

The following table sets forth information regarding the ownership of the Fund by the portfolio managers responsible for the day-to-day management of the Fund’s portfolio.

Forward Small Cap Equity Fund

The Forward Small Cap Equity Fund is team managed by Jim O’Donnell, CFA, David Readerman, CFA, Matt Feldmann, CFA, and Fabian Garces. Messrs. O’Donnell and Readerman have co-primary responsibility for the day-to-day management of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Readerman, Feldmann, and Garces managed as of December 31, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

David Readerman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Matt Feldmann

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Fabian Garces

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies		$		$
Other pooled investment vehicles		$		$
Other accounts		$		$

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Readerman, Feldmann and Garces consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1,3, and 5 year periods. These benchmarks include the benchmark for the Fund, which is the Russell 2000 Index.

The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio.

Information as of December 31, 2010

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell	Forward Aggressive Growth Allocation Fund
Nathan Rowader	Forward Aggressive Growth Allocation Fund
Paul Herber	Forward Aggressive Growth Allocation Fund
Paul Broughton	Forward Aggressive Growth Allocation Fund
Jim O’Donnell	Forward Balanced Allocation Fund
Nathan Rowader	Forward Balanced Allocation Fund
Paul Herber	Forward Balanced Allocation Fund
Paul Broughton	Forward Balanced Allocation Fund
Kenneth G. Mertz II	Forward Banking and Finance Fund
Jim O’Donnell	Forward Commodity Long/Short Strategy Fund
Nathan Rowader	Forward Commodity Long/Short Strategy Fund
Paul Herber	Forward Commodity Long/Short Strategy Fund
David L. Ruff	Forward Commodity Long/Short Strategy Fund
Jim O’Donnell	Forward CorePlus Fund
Nathan Rowader	Forward CorePlus Fund
Paul Herber	Forward CorePlus Fund
David L. Ruff	Forward CorePlusFund
Alan E. Hart	Forward Credit Analysis Long/Short Fund
Guy J. Benstead	Forward Credit Analysis Long/Short Fund
David C. Hinman	Forward EM Corporate Debt Fund
Raymond T. Zucaro	Forward EM Corporate Debt Fund
Nidhi Mahurkar	Forward Emerging Markets Fund
Klaus Bockstaller	Forward Emerging Markets Fund
Stephen Burrows	Forward Emerging Markets Fund
Jonathan Bell	Forward Emerging Markets Fund
Jim O’Donnell	Forward Emerging Markets Fund
Nathan Rowader	Forward Emerging Markets Fund
Paul Herber	Forward Emerging Markets Fund
Paul Broughton	Forward Emerging Markets Fund
Jim O’Donnell	Forward Focus Fund
David L. Ruff	Forward Focus Fund
Randall Coleman	Forward Focus Fund
Bruce Brewington	Forward Focus Fund
Jim O’Donnell	Forward Frontier MarketStrat Fund
Nathan Rowader	Forward Frontier MarketStrat Fund
Paul Herber	Forward Frontier MarketStrat Fund
Paul Broughton	Forward Frontier MarketStrat Fund
Jim O’Donnell	Forward Global Infrastructure Fund
Joel Beam	Forward Global Infrastructure Fund
Ian Goltra	Forward Global Infrastructure Fund
Michael McGowan	Forward Global Infrastructure Fund
Aaron Visse	Forward Global Infrastructure Fund
Jim O’Donnell	Forward Growth & Income Allocation Fund
Nathan Rowader	Forward Growth & Income Allocation Fund

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Paul Herber	Forward Growth & Income Allocation Fund
Paul Broughton	Forward Growth & Income Allocation Fund
Jim O’Donnell	Forward Growth Allocation Fund
Nathan Rowader	Forward Growth Allocation Fund
Paul Herber	Forward Growth Allocation Fund
Paul Broughton	Forward Growth Allocation Fund
Joseph Garner	Forward Growth Fund
Kenneth G. Mertz II	Forward Growth Fund
Stacey L. Sears	Forward Growth Fund
Peter J. Niedland	Forward Growth Fund
Steven S. Michaels	Forward High Yield Bond Fund
Jim O’Donnell	Forward Income & Growth Allocation Fund
Nathan Rowader	Forward Income & Growth Allocation Fund
Paul Herber	Forward Income & Growth Allocation Fund
Paul Broughton	Forward Income & Growth Allocation Fund
Jim O’Donnell	Forward Income Allocation Fund
Nathan Rowader	Forward Income Allocation Fund
Paul Herber	Forward Income Allocation Fund
Paul Broughton	Forward Income Allocation Fund
Jim O’Donnell	Forward International Dividend Fund
David L. Ruff	Forward International Dividend Fund
Randall Coleman	Forward International Dividend Fund
Bruce Brewington	Forward International Dividend Fund
Paul Moghtader	Forward International Equity Fund
Taras Ivanenko	Forward International Equity Fund
Peter Kashanek	Forward International Equity Fund
Alex Lai	Forward International Equity Fund
Craig Scholl	Forward International Equity Fund
Jim O’Donnell	Forward International Real Estate Fund
Joel Beam	Forward International Real Estate Fund
Ian Goltra	Forward International Real Estate Fund
Michael McGowan	Forward International Real Estate Fund
Aaron Visse	Forward International Real Estate Fund
Oliver Knobloch	Forward International Small Companies Fund
Michael McLaughlin	Forward International Small Companies Fund
Aylin Suntay	Forward International Small Companies Fund
Justin Hill	Forward International Small Companies Fund
Bill Barker	Forward International Small Companies Fund
Chris Dialynas	Forward Investment Grade Fixed-Income Fund
Jim O’Donnell	Forward Large Cap Equity Fund
David L. Ruff	Forward Large Cap Equity Fund
Randall Coleman	Forward Large Cap Equity Fund
Bruce Brewington	Forward Large Cap Equity Fund
Akiva Dickstein	Forward Mortgage Securities Fund
Jim O’Donnell	Forward Real Estate Fund
Joel Beam	Forward Real Estate Fund
Ian Goltra	Forward Real Estate Fund
Michael McGowan	Forward Real Estate Fund
Aaron Visse	Forward Real Estate Fund
Jim O’Donnell	Forward Select EM Dividend Fund
David L. Ruff	Forward Select EM Dividend Fund
Randall Coleman	Forward Select EM Dividend Fund
Bruce Brewington	Forward Select EM Dividend Fund
Jim O’Donnell	Forward Select Income Fund
Joel Beam	Forward Select Income Fund
Ian Goltra	Forward Select Income Fund
Michael McGowan	Forward Select Income Fund

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Aaron Visse	Forward Select Income Fund
Jim O’Donnell	Forward Small Cap Equity Fund
David Readerman	Forward Small Cap Equity Fund
Matt Feldman	Forward Small Cap Equity Fund
Fabian Garces	Forward Small Cap Equity Fund
Jim O’Donnell	Forward SMIDPlus Fund
Nathan Rowader	Forward SMIDPlus Fund
Paul Herber	Forward SMIDPlus Fund
David L.Ruff	Forward SMIDPlus Fund
Jim O’Donnell	Forward Strategic Alternatives Fund
Nathan Rowader	Forward Strategic Alternatives Fund
Paul Herber	Forward Strategic Alternatives Fund
Paul Broughton	Forward Strategic Alternatives Fund
Jim O’Donnell	Forward Real Estate Long/Short Fund
Joel Beam	Forward Real Estate Long/Short Fund
Ian Goltra	Forward Real Estate Long/Short Fund
Michael McGowan	Forward Real Estate Long/Short Fund
Aaron Visse	Forward Real Estate Long/Short Fund
Christopher J. Guptill	Forward Tactical Enhanced Fund
Christopher J. Guptill	Forward Tactical Growth Fund
Jim O’Donnell	Forward U.S. Government Money Fund
Nathan Rowader	Forward U.S. Government Money Fund
Paul Herber	Forward U.S. Government Money Fund
Paul Broughton	Forward U.S. Government Money Fund

*	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, each Sub-Advisor is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Sub-Advisor’s various client accounts. Where a Sub-Advisor seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

Distributor

The Funds offer their shares to the public on a continuous basis. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005 and amended on April 12, 2010 (the “Distribution Agreement”), between the Trust and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect from year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, the Sub-Advisors, and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Sub-Advisors, and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisors’ proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

•	Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with Glass, Lewis & Co., LLC (“Glass Lewis”) to handle administration and voting of these proxies and has directed Glass Lewis to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Glass Lewis’ recommendations. Glass Lewis’ proxy analysis is focused on the economic and financial consequences of voting and therefore on improving medium- to long-term value and mitigating risk at public companies. The firm’s approach to enhancing overall corporate value growth through effective proxy voting is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. In addition to corporate governance, Glass Lewis’ research on proxies analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect the quality of board oversight and company transparency.

The following examples illustrate Glass Lewis’ general guidelines with respect to proxy votes in certain areas:

Board of Directors. The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value of the medium- and long-term. Glass Lewis believes that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Governance Structure and the Shareholder Franchise. With respect to anti-takeover measures, Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. However, in certain circumstances, Glass Lewis will recommend supporting a limited poison pill to accomplish a particular objective. Glass Lewis typically recommends that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominations. Glass Lewis reviews cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure.

Governance Shareholder Initiatives. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to promote the furtherance of shareholder rights. It also generally recommends proposals seeking to promote director accountability and to improve compensation practices.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the recommendations of Glass Lewis, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

•	BlackRock Financial Management, Inc.

BlackRock has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, BlackRock’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that BlackRock believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that BlackRock considers the interests of its clients, including the Funds, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of its clients are properly addressed and resolved.

BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients. The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

The Committee has the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee seeks to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for BlackRock accounts.

The Committee establishes BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee is also responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and require a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers). (The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

BlackRock’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, BlackRock generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, BlackRock will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override this policy if it determines that such action is in the best interests of a Fund.

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”). In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee will determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

•	Broadmark Asset Management, LLC

Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Broadmark has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. Broadmark employs the services of Broadridge, an unaffiliated proxy firm, to assist in the electronic record keeping and management of the proxy process with respect to client securities.

Proxy Voting Procedures

Broadridge, through ProxyEdge, notifies Broadmark of annual meetings and ballots and provides the ability to manage, track, reconcile and report proxy voting through electronic delivery of ballots, online voting, integrated reporting and record keeping. The Investment Operations Director is responsible for monitoring and cross referencing holdings and account information pertaining to the proxy received from ProxyEdge while the Chief Compliance Officer oversees the process to assure that all proxies are being properly voted and appropriate records are being retained.

All proxies received by Broadmark are sent to the Portfolio Manager. The Portfolio Manager then reviews the information and vote according to the guidelines set forth below.

Voting Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Broadmark believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•

Generally, Broadmark will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•

Generally, Broadmark will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Broadmark shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Broadmark’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Chief Investment Officer with the Portfolio Manager will identify any conflicts that exist between the interests of Broadmark and its clients. This examination will include a review of the relationship of Broadmark and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of Broadmark or has some other relationship with Broadmark or a client of Broadmark.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Broadmark will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Broadmark will give the ERISA client the opportunity to vote the proxies themselves.

•	Cedar Ridge Partners, LLC

Cedar Ridge shall vote proxies related to securities held by any client in a manner that is in the best interest of the client. Cedar Ridge shall consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the company’s business prospects, including but not limited to the quality of earnings, income, and cash flow, and maintain or increase overall enterprise value. Proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Cedar Ridge shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, Cedar Ridge shall avoid any direct or indirect conflict of interest raised by such voting decision. Cedar Ridge will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to Cedar Ridge or the business of Cedar Ridge. After informing the client of any potential conflict of interest, Cedar Ridge will take appropriate action.

Cedar Ridge shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

The following proposals will generally be voted as indicated below:

Corporate Governance Matters

1.	General

A. Generally, routine management proposals will be supported. The following are examples of routine management proposals:

•	Approval of financial statements, director and auditor reports.

•	General updating/corrective amendments to the charter.

•	Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”

B. Proposals requiring confidential voting and independent tabulation of voting results will be supported.

C. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported.

D. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

E. Proposals to require the company to expense stock options will be supported.

F. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

G. Proposals requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

2.	Election of Directors

A. In situations where no conflict exists and where no specific governance deficiency has been noted, proxies will be voted in support of nominees of management.

B. The following proposals generally will be supported:

•	Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

C. A withhold vote generally will be made in the following circumstances:

•

If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees; A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;

•	A direct conflict exists between the interests of the nominee and the public shareholders;

•	A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

•	A nominee serves on the board of directors for more than six companies (excluding investment companies).

3.	Anti-Takeover Matters

A. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws generally will be supported; proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions generally will not be supported.

B. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

Capitalization Changes

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals to create a new class of preferred stock or for issuances of preferred stock.

•	Proposals to reduce the number of authorized shares of preferred stock, or to eliminate classes of preferred stock.

2.	The following proposals generally will not be supported (notwithstanding management support).

•	Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

Compensation

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•

Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.

Blanket proposals requiring shareholder approval of all severance agreements generally will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

•	Emerald Mutual Fund Advisers Trust

In instances in which Emerald may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies, the Funds Board will be advised of the conflict and, if appropriate, approve any proposal to vote fund shares made by Emerald. The voting policies set forth below apply to all proxies Emerald is entitled to vote. It is Emerald’s policy to vote all such proxies. Through the proxy voting process, Emerald seeks to select proper directors and ensure that these directors have properly supervised management, and resolve issues of natural conflict between shareholders and managers, including but not limited to issues concerning appropriate compensation, corporate expansion, dividend policies, free cash flow, various restrictive corporate governance and control issues, and preserving integrity.

In voting proxies, Emerald considers those factors, which would affect the value of the investment and votes in the manner which, in its view, will best serve the economic interest of the Funds’ shareholders. Consistent with this objective, Emerald exercises its vote in an activist pro-shareholder manner in accordance with the following policies.

Boards of Directors: Emerald will generally vote in favor of resolutions: requiring a majority of outside directors; requiring audit, compensation and nominating committees be comprised exclusively of outside directors; and creating shareholder advisory committees.

Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

Incentive Stock Plans: Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.

Corporate Restructuring Plans or Company Name Changes: Emerald will generally evaluate proposals regarding corporate restructuring or company name changes on a case-by-case basis.

Annual Meeting Location: This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

Preemptive Rights: This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Emerald generally does not feel that preemptive rights would add value to shareholders and, therefore, it would vote against such shareholder proposals.

Mergers and/or Acquisitions: Each merger and/or acquisition has numerous ramifications for long term shareholder value. After in-depth valuation, Emerald will vote its shares on a case-by-case basis.

Corporate Governance Issues: These issues include those areas where voting with management may not be in the best interest of the institutional investor. Generally, these proposals will be examined on a case-by-case basis.

Provisions Restricting Shareholder Rights: These provisions would hamper shareholders’ ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Emerald will vote against management proposals to implement such restrictions and vote for shareholder proposals to eliminate them.

Anti-Shareholder Measures: These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1.

Classification of the Board of Directors: A classified board is one in which directors are not elected in the same year rather their terms of office is staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Emerald will vote against proposals to classify the board and support proposals (usually shareholder initiated) to implement annual elections of the board.

2.

Shareholder Rights Plans (Poison Pills): Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Emerald will vote against proposals to adopt Shareholder Rights Plans, and vote for shareholder proposals eliminating such plans.

3.

Unequal Voting Rights: A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Emerald will vote against proposals creating different classes of stock with unequal voting privileges.

4.

Supermajority Clauses: These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Emerald will vote against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5.

Fair Price Provisions: These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Emerald will vote against management proposals to implement fair price provisions and vote for shareholder proposals to eliminate them. Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve shareholders’ interests.

6.

Increases in Authorized Shares and/or Creation of New Classes of Common and Preferred Stock: Emerald will support management in connection with a resolution to increase the number of authorized shares if management has a stated purpose for the increase. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Therefore, Emerald, on a case-by-case basis, will vote against management if it attempts to increase the amount of shares that it is authorized to issue if the intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares. In connection with creating new classes of stock, managements have proposed authorizing shares of new classes of stock, usually preferreds, in order that the board is able to issue them at its discretion. The board may also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Therefore, Emerald would vote against management in allowing the board the discretion to issue any type of “blank check” stock without shareholder approval.

7.

Directors and Management Liability and Indemnification: These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Emerald will, on a case-by-case basis, vote against attempts by management to eliminate directors and management liability for breaches of their Duty of Care.

8.

Compensation Plans (Incentive Plans): Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type. On a case-by-case basis, Emerald will vote against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

9.	Greenmail: Emerald will vote for any shareholder resolution that would eliminate the possibility of the payment of greenmail.

10.

Cumulative Voting: Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Cumulative voting tends to serve special interests and not those of shareholders; therefore, Emerald will vote against any proposals establishing cumulative voting and for any proposal to eliminate it.

11.

Proposals Designed to Discourage Mergers & Acquisitions In Advance: These provisions direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholders. Directors should not allow other considerations to dilute or deviate from the interests of shareholders. Emerald will vote against proposals that would discourage the most productive use of corporate assets in advance.

12.

Confidential Voting: A company that does not have a secret ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how its proposals are being accepted. If a proposal is not going its way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in a normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Emerald will vote for proposals to establish secret ballot voting.

13.

Disclosure: Emerald will vote against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote for proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

14.

Changing the State of Incorporation: If management sets forth a proposal to change the state of incorporation, the reason for the change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the re-domestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights. Emerald, on a case-by-case basis, will vote against proposals changing the state of incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

15.

Equal Access to Proxy Statements: Emerald supports stockholders rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Emerald will support any proposal calling for equal access to proxy statements.

16.

Abstention Votes: Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect this view of accounting for abstention votes.

Other Issues: On other major issues involving questions of community interest, moral and social concern, fiduciary trust, and respect for the law such as: human rights, nuclear issues, defense issues, and social responsibility, Emerald, in general, will support the position of management. Exceptions to this policy include:

South Africa: Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

Northern Ireland: Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles and to take further actions to promote responsible corporate activity.

•	First Western Capital Management Company

First Western Capital Management Company, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The senior operations administrator along with the portfolio manager, have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures, and record keeping, including outlining our voting guidelines in our procedures.

Procedure

First Western Investment Management, Inc. has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

All employees will forward any proxy materials received on behalf of clients to the senior operations administrator;

The senior operations administrator will determine which client accounts hold the security to which the proxy relates;

Absent material conflicts, a senior portfolio manager will determine how First Western Investment Management, Inc. should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Voting Guidelines

In the absence of specific voting guidelines from the client, First Western Investment Management, Inc. will vote proxies in the best interests of each particular client. First Western Investment Management, Inc.’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on First Western Investment Management, Inc.’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

First Western Capital Management Company will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

First Western Capital Management Company will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

In reviewing proposals, First Western Investment Management, Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

First Western Capital Management Company will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of First Western Capital Management Company with the issuer of each security to determine if First Western Capital Management Company or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the senior operations administrator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

First Western Capital Management Company will maintain a record of the voting resolution of any conflict of interest.

•	Lazard Asset Management LLC

As a fiduciary, LAM is obligated to vote proxies in the best interests of its clients. LAM has adopted a written policy (the “Policy”) that is designed to ensure that it satisfies its fiduciary obligation. LAM has developed a structure to attempt to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of the Policy.

LAM manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, investment companies, and other collective investment vehicles. Absent specific guidelines provided by a client, LAM’s policy is to vote proxies on a given issue the same for all of its clients. The Policy is based on the view that, in its role as investment adviser, LAM must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and that the votes it casts on behalf of all its clients are intended to accomplish that objective.

Procedures:

Administration and Implementation of Proxy Voting Process. LAM’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to LAM’s Chief Operating Officer. Oversight of the process is provided by LAM’s Legal/ Compliance Department and by a Proxy Committee consisting of senior LAM officers. To assist it in its proxy-voting responsibilities,

LAM currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides LAM with its independent analysis and recommendation regarding virtually every proxy proposal that LAM votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

LAM’s Proxy Committee has approved specific proxy voting guidelines regarding the most common proxy proposals (the “Approved Guidelines”). These Approved Guidelines provide that LAM should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis. LAM believes that its portfolio managers and global research analysts with knowledge of the company (“Portfolio Management”) are in the best position to evaluate the impact that the outcome of a given proposal will have on long-term shareholder value. Therefore, ProxyOps seeks Portfolio Management’s recommendation on all proposals to be considered on a case-by-case basis. Portfolio Management is also given the opportunity to review all proposals (other than routine proposals) where the Approved Guideline is to vote for or against, and, in compelling circumstances, to overrule the Approved Guideline, subject to the Proxy Committee’s final determination. The Manager of ProxyOps may also consult with LAM’s Chief Compliance Officer or the Proxy Committee concerning any proxy agenda or proposal.

Types of Proposals. Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Other proposals are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions, and social or political issues. The Policy lists the Approved Guidelines for the most common proposals. New or unusual proposals may be presented from time to time. Such proposals will be presented to Portfolio Management and discussed with the Proxy Committee to determine how they should be voted, and an Approved Guideline will be adopted if appropriate.

Conflicts of Interest. The Policy recognizes that there may be times when meeting agendas or proposals create the appearance of a material conflict of interest for LAM. Should the appearance of such a conflict exist, LAM will seek to alleviate the conflict by voting consistent with an Approved Guideline (to vote for or against), or, in situations where the Approved Guideline is to vote case-by-case, with the recommendation of an independent source, currently Institutional Shareholder Services (“ISS”). If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, LAM will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a third independent source is not available, LAM will follow the recommendation of ISS’s Proxy Advisor Service.

•	Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third-party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable Fund’s portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

PIMCO exercises voting and consent rights directly with respect to debt securities held by a Fund. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service does not provide a recommendation or the portfolio managers of a Fund propose to override a recommendation by the Proxy Voting Service, and for all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable Fund or between the Fund and another Fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable Fund, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a Fund, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between a Fund and one or more other Funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two Funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each Fund’s or account’s best interests if the conflict exists between Funds or accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. Information about how each Fund voted proxies relating to portfolio securities it held during the most recent twelve month period ended June 30th will be available no later than the following August 31st without charge, upon request, by calling the Trust at 1-800-927-4648, by visiting the Trust’s website at http://www.pimco-funds.com, on the Allianz Global Investors Distributors LLC’s website at http://www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

•	Pictet Asset Management Limited

Pictet Asset Management (“PAM”) (which includes PAM Ltd) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed, and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

•	Riverbridge Partners, LLCSW Asset Management, LLC

As SW Asset Management, LLC (“SW”) may have authority to vote securities held by a client account. It has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that SW complies with the requirements of Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act, and reflect SW’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client.

SW monitors the performance, activities and events related to each investment. When exercising its voting authority over client securities, SW considers such information, evaluates other issues that could have an impact on the value of the security and votes with a view toward maximizing overall value. SW votes all proxies in a prudent manner, considering the prevailing circumstances at such times, and in a manner consistent with the Proxy Voting Policies and Procedures and SW’s fiduciary duties to its clients.

SW reviews each proposal submitted for a vote on a case-by-case basis to determine whether it is in the best interest of the client. As a result, depending on the client’s particular circumstances, SW may vote one client’s securities differently than it votes those of another client, or may vote differently on various proposals, even though the securities or proposals are similar (or identical). In some instances, SW may determine that it is in the client’s best interest for SW to “abstain” from voting or not to vote at all, and will do so accordingly.

Prior to exercising its voting authority, SW, in consultation with the CCO and outside counsel, as appropriate, reviews the relevant facts and determines whether or not a material conflict of interest may arise due to business, personal or family relationships of SW, its owners, its employees or its related persons, with persons having an interest in the outcome of the vote. If a material conflict exists, SW will take steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict. SW may, at its discretion, (A) seek the advice of the client (or the board of directors of any Fund) in voting such security; (B) disclose the conflict of interest to the client and defer to the client’s voting recommendation; (C) defer to the voting recommendation of an independent third party provider of proxy voting services; and/or (D) take any other action in good faith that would serve the best interest of the client. Depending on the particular circumstances involved, the appropriate resolution of one conflict of interest may differ from the resolution of another conflict of interest, even though the general facts underlying both conflicts may be similar (or identical).

Funds’ Proxy Voting Records

Information on how the Funds (except for the Forward Commodity Long/Short Strategy Fund, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund) voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov. Information on how the Forward Commodity Long/Short Strategy Fund, Forward Select EM Dividend Fund, and Forward Tactical Enhanced Fund voted proxies relating to portfolio securities from inception through the period ended June 30, 2011 will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) on Form N-PX as filed on the SEC’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds’ (or each Fund’s) administrator. As Administrator, AFS performs corporate secretarial, treasury, and blue sky services and acts as fund accounting agent for each Fund. For its services as Administrator, the Funds pay AFS the greater of $2,304,000 or fees based on the annual net assets of the Funds, accrued daily and payable monthly by the Funds at the following annual rate:

Annual Net Assets of the Funds (except for the Allocation Funds)	Annual Fee
Up to and including $1 billion	0.065%
In excess of $1 billion	0.030%

Annual Net Assets of the Allocation Funds	Annual Fee
0.010%

The Amended and Restated Administration Agreement between the Fund and AFS was dated and effective as of April 12, 2010. The Amended and Restated Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Services Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Trust. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

AFS has served as administrator for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, and Forward Small Cap Equity Fund since September 12, 2005; the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund since June 12, 2009; the Forward Tactical Growth Fund since its inception on September 14, 2009; the Forward Commodity Long/Short Strategy Fund and Forward Tactical Enhanced Fund since their inception on January 31, 2010, and the Forward Select EM Dividend Fund since its inception on May 1, 2011. For the fiscal years ended December 31, 2010, 2009, and 2008, AFS received from the Trust fees for administrative services totaling $[            ], $1,320,369, and $2,204,017, respectively.

AFS became the administrator for the Predecessor Accessor Funds on April 12, 2010. Prior to April 12, 2010, SEI Investments Global Funds Services (“SEI”) served as administrator for the Allocation Funds, Forward CorePlus Fund, Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund. For the period January 1, 2010 to April 11, 2010, the Funds paid SEI $[ ]. For the fiscal year ended December 31, 2009, the Funds paid SEI $1,016,368. For the period September 1, 2008 through December 31, 2008, these Funds paid SEI $330,524; and for the period January 1, 2008 through August 31, 2008, the Predecessor Accessor Funds paid SEI $817,134.

Prior to June 12, 2009, U.S. Bancorp Fund Services, LLC (“USBFS”) served as administrator, transfer agent, and fund accounting agent for the Predecessor Kensington Funds. For the period January 1, 2009 through June 11, 2009, and for the fiscal year ended December 31, 2008, USBFS received from the Predecessor Kensington Funds fees for administrative and accounting services, totaling, $388,806 and $1,321,180, respectively.

Effective May 1, 2009 and through April 30, 2011, Forward Management has contractually agreed to reimburse the transfer agency fee paid by the Allocation Funds.

From September 1, 2008 through May 1, 2009, Forward Management provided transfer agent, registrar and dividend disbursing agent services to the Allocation Funds, Forward CorePlus Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund pursuant to a Transfer Agency Agreement between Forward Management and the Trust. Forward Management also provided certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Forward Management received (i) a fee equal to 0.15% of the average daily net assets of the Forward CorePlus Fund, Forward International Equity Fund, and Forward SMIDPlus Fund, a fee equal to 0.14% of the average daily net assets of the Forward Strategic Alternatives Fund, 0.13% of the average daily net assets of the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund, and 0.05% of the average daily net assets of the U.S. Government Money Fund; and (ii) certain out-of-pocket expenses. No transfer agency fee was charged to the Allocation Funds directly. Forward Management was also reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery, and telephone expenses. Prior to September 1, 2008, Accessor Capital provided transfer agent, registrar, and dividend disbursing services to the Funds. The table below contains the fees paid to Accessor Capital and Forward Management for the period from January 1, 2009 through May 1, 2009.

FUND	For the Period Ended 5/1/09
Forward CorePlus Fund	$38,326
Forward High Yield Bond Fund	$33,268
Forward International Equity Fund	$43,776
Forward Investment Grade Fixed-Income Fund	$25,865
Forward Mortgage Securities Fund	$27,105
Forward SMIDPlus Fund	$67,030
Forward Strategic Alternatives Fund	$44,366
Forward U.S. Government Money Fund	$198,990

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by the Transfer Agent. Forward Management or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Funds, for transaction processing, recordkeeping or shareholder services. For example, shares in the Funds may be owned by certain intermediaries for the benefit of their customers. Because the Transfer Agent often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for providing services that would otherwise have been performed by the Transfer Agent. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Forward Management or an affiliate or by an unaffiliated third party.

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees, and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; costs of designing, printing, and mailing reports, prospectuses, proxy statements, and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $300,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Distribution Plans, Shareholder Services Plans and the Administrative Plan

Distribution Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A, Class B, Class C, and Investor Class shares of the Funds (each a “Distribution Plan” and collectively, the “Distribution Plans”). The purpose of the Distribution Plans is to permit the Funds to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of a Fund or maintaining or improving services provided to Class A, Class B, Class C, and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide reduced shareholder redemptions through established relationships provided by financial intermediaries therefore affording the Investment Advisor and Sub-Advisors the ability to purchase and redeem portfolio securities without forcing the Investment Advisor and Sub-Advisors to make unwanted sales of existing portfolio securities.

Expenses acceptable for payment under the Distribution Plans include, but are not limited to: (i) compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class A, Class B, Class C, and Investor Class shares of the Funds; (ii) expenses of printing and distributing prospectuses, SAIs and reports to prospective holders of Class A, Class B, Class C, and Investor Class shares of the Funds; (iii) expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to each Class of shares related to implementing and operating the Distribution Plan; (iv) providing information periodically to existing shareholders; (v) forwarding communications from the Trust to shareholders; (vi) responding to inquiries from shareholders regarding their investment in the Funds; (vii) other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”); (viii) administrative services such as transfer agent and sub-transfer agent services for shareholders; (ix) aggregating and processing purchase and redemption orders for Fund shares; (x) preparing statements for shareholders; (xi) processing dividend payments; (xii) providing sub-accounting services; (xiii) receiving, tabulating, and transmitting proxies executed by shareholders; (xiv) and other personal services in connection with shareholder accounts (collectively “Sales and/or Services Support”). The Funds’ Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses.

For more information on fees paid by the Fund under the Distribution Plans, please see “Distributions and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Distribution Plan with respect to Class M, Class Z or Institutional Class shares of the Funds.

Broker-dealers or others may not be eligible to receive payments under the Distribution Plan for Class C shares until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

Because the fees under the Distribution Plans are paid out of a Fund’s assets attributable to the Class A, Class B, Class C, and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution Plans are governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed.

Continuance of each Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect interest in the Distribution Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Distribution Plan must likewise be approved by separate votes of the Trustees and the Independent Trustees. A Distribution Plan may not be amended in order to increase materially the costs which a Fund bears for distribution pursuant to the Distribution Plan without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and a Distribution Plan and any agreement pursuant to a Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant class or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Distribution Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter; however, the Distributor may enter into agreements providing for a different method of calculating “average net asset value”. In addition, the Distributor may suspend or modify any of the Distribution Plans at any time. Payments are subject to the continuation of the Distribution Plans described above and the terms of service agreements between financial intermediaries and the Distributor.

The Funds participate from time to time in joint distribution activities. Fees paid under a Distribution Plan may be used to finance Sales and/or Service Support of other Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

For the fiscal year ended December 31, 2010, the following amounts were paid under the Distribution Plans:

Advertising	Printing and Mailing of Prospectuses to other than current shareholders	Compensation to underwriters	Compensation to broker- dealers	Compensation to sales personnel	Interest, carrying, or other finance charges
Forward Aggressive Growth Allocation Fund(1)			$
Forward Balanced Allocation Fund(1)			$
Forward Banking and Finance Fund			$
Forward CorePlus Fund(1)
Forward Credit Analysis Long/Short Fund			$
Forward Focus Fund			$
Forward Frontier MarketStrat Fund(1)			$
Forward EM Corporate Debt Fund			$
Forward Emerging Markets Fund			$
Forward Global Infrastructure Fund			$
Forward Growth & Income Allocation Fund(1)			$
Forward Growth Allocation Fund(1)			$
Forward Growth Fund			$
Forward High Yield Bond Fund(1)			$
Forward Income & Growth Fund(1)			$
Forward Income Allocation Fund(1)			$
Forward International Dividend Fund			$
Forward International Equity Fund(1)			$
Forward International Real Estate Fund			$
Forward International Small Companies Fund			$
Forward Investment Grade Fixed-Income Fund(1)			$
Forward Large Cap Equity Fund			$
Forward Mortgage Securities Fund(1)			$
Forward Real Estate Fund			$
Forward Real Estate Long/Short Fund			$
Forward Select Income Fund			$
Forward Small Cap Equity Fund			$
Forward SMIDPlus Fund(1)			$
Forward Strategic Alternatives Fund			$
Forward Tactical Growth Fund			$
Forward U.S. Government Money Fund(1)			$

(1)

ALPS Distributors, Inc. became the Distributor for these Funds on the close of business April 12, 2010. All amounts paid under the Distribution Plans prior to the close of business on April 12, 2010, were paid by SEI Investment Distribution, LLC (“SIDCO”).

Shareholder Services Plans

The Funds have also adopted shareholder services plans, which are separate from the Distribution Plans described above, with respect to Class A, Class B, Class C, Class M, Investor Class, and Institutional Class shares of certain Funds (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”). The Trust intends to operate the Shareholder Services Plans in accordance with their terms. Under the Shareholder Services Plans, each Fund is authorized to pay to banks, brokers, dealers, administrators, and other financial intermediaries or third party service providers a payment each month in connection with non-distribution related services provided to shareholders.

Under the Shareholder Services Plans, ongoing payments may be made to participating organizations for services including, but not limited to; (i) providing information periodically to existing shareholders; (ii) forwarding communications from the Trust to shareholders; (iii) responding to inquiries from shareholders regarding their investment in the Funds; (iv) other services qualifying under applicable rules of FINRA; (v) administrative services such as transfer agent and sub-transfer agent services for shareholders; (vi) aggregating and processing purchase and redemption orders for Fund shares; (vii) preparing statements for shareholders; (viii) processing dividend payments; (ix) providing sub-accounting services; (x) receiving, tabulating, and transmitting proxies executed by shareholders; (xi) and other personal services provided in connection with shareholder accounts (collectively “Shareholder Services”).

For more information on fees paid by the Funds under the Shareholder Services Plans, please see “Distribution and Shareholder Services Plans” in the Funds’ prospectus. The Funds have not adopted a Shareholder Services Plan with respect to Class Z shares of the Funds.

In the event a Shareholder Services Plan is terminated with respect to a Fund or class of shares thereof in accordance with its terms, the obligations of the Fund to make payments pursuant to a Shareholder Services Plan with respect to the applicable class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plans without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plans have been approved by the Trust’s Board of Trustees, including the Independent Trustees. The Shareholder Services Plans must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. A Shareholder Services Plan may be terminated as to a particular class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in a Shareholder Services Plan of the Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Funds requires approval by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Shareholder Services Plan or in any agreements related to it, by a vote cast in person.

Amounts paid under the Shareholder Services Plans are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plans in order to enable the Board to make an informed determination of whether the Shareholder Services Plans should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plans, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter; however, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Because fees under the Shareholder Services Plans are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Plan

The Trust, on behalf of the Forward U.S. Government Money Fund, has adopted an Administrative Plan whereby Forward Management will provide certain administrative support services to the Class A, Class C, Investor Class, and Institutional Class shares of the Forward U.S. Government Money Fund. The Administrative Plan also authorizes Forward Management, in its discretion, to delegate the performance of some or all of these services to other persons (“Service Providers”); provided, however, that Forward Management will not delegate the performance of the services to any Service Provider that receives a separate fee for services paid under the Funds’ Distribution Plans or Shareholder Services Plans. The Forward U.S. Government Money Fund will pay Forward Management a fee on a monthly basis at an annual rate of up to 0.25% of the average daily net assets for each of the Class A, Class C, Investor Class, and Institutional Class shares of the Fund, as applicable (the “Administrative Fee”); provided, however, that the Forward U.S.

Government Money Fund shall not directly or indirectly pay any distribution-related or service-related amounts for the Class A, Class C or Investor Class shares that will be allocated under the Funds’ Distribution Plans or Shareholders Services Plans. Services under the Administrative Plan focus on providing administrative, record keeping, and informational support in maintaining omnibus accounts of financial intermediaries that invest in the Fund on behalf of its individual clients and accounts of shareholders in the Fund who invested directly. Such services include, but are not limited to: (i) answering inquiries of service organizations or individual shareholders regarding the status of their accounts and/or the status of an account transaction; (ii) providing information on distributions, investment returns, yields, maturity distribution, and average credit quality of the Fund and its respective Classes; (iii) providing information regarding the management of the Fund, including Fund holdings and weightings; (iv) addressing tax related issues relating to the Fund such as state specific holding periods on fund distributions; (v) maintaining telephone and internet support capabilities for the information described above or to other Fund related inquiries; and (vi) providing recordkeeping services for omnibus accounts investing in the Fund. The Administrative Plan may be terminated at any time by a vote of the Independent Trustees.

Additional Payments to Intermediaries

The following is a list of the financial intermediaries that Forward Management or their affiliates have entered into ongoing contractual arrangements with to make additional payments as of January 1, 2011. These additional payments are described in more detail in the “Additional Payments to Intermediaries” section of the prospectuses. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since January 1, 2011 are not reflected.

ACS HR Solutions, LLC, Ameriprise Financial Services, Inc., Charles Schwab, Citigroup Global Markets, Inc., Daily Access Corp., Fidelity Brokerage Services, LLC, Fidelity Investment Institutional Operations Company, Inc., Financial Data Services, Inc., First Interstate Bank, GreatBanc Trust Co., GWFS Equities, Inc., ICMA-RC Services, LLC, J.P. Morgan Retirement Plan Services, LLC, Lincoln Retirement Services Company, LPL Financial Services, Mercer HR Outsourcing LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., MidAtlantic Capital Corp., Morgan Stanley & Co., Incorporated, MSCS Financial Services, LLC, National Financial Services LLC, Nationwide Investment Services Corp., NYLIFE Distributors, Pershing, LLC, Prudential Investment Management Services, LLC, PNC Global Investment Servicing, State Street Bank & Trust, TD Ameritrade Trust Company, The Trust Company of Sterne Agee & Leach, TIAA-Cref Individual & Institutional Services, LLC, UBS Financial Services Inc., Vanguard, Wachovia Bank, N.A, Wachovia Securities, LLC, The Washington Trust Co., Wells Fargo Bank, N.A., Wilmington Trust Retirement & Institutional Services Company, and Zions First National Bank.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds (except the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Frontier MarketStrat Fund, and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment objective of the Allocation Funds, Forward Frontier MarketStrat Fund, and Forward Strategic Alternatives Fund, although non-fundamental and may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objective of the Forward Commodity Long/Short Strategy Fund is non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Fund and without prior shareholder notice. In addition, the Forward Commodity Long/Short Strategy Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary is advised by Forward Management, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and the Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Additional Investment Techniques and Risks – Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Fund’s Subsidiary.

The following Funds have names which suggest a focus on a particular type of investment: the Forward Banking and Finance Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward High Yield Bond

Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Small Cap Equity Fund, and Forward U.S. Government Money Fund. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

The Forward Growth Fund, although not subject to Rule 35d-1 under the 1940 Act as discussed above, has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Forward Growth Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Forward Growth Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below that are designated as fundamental may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities.

If a percentage restriction on investment or use of assets discussed in this SAI or any prospectus is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Fundamental Investment Restrictions of the Allocation Funds

As a matter of fundamental policy:

1.

With respect to 75% of its total assets, each Allocation Fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government Securities”), or securities of other investment companies) if as a result: (i) more than 5% of an Allocation Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of an Allocation Fund’s assets after the time of purchase do not affect the aforementioned calculations.

2.

Each Allocation Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. With respect to this restriction, in accordance with each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses, each Allocation Fund may invest more than 25% of its assets in any one underlying Forward Fund. Each Allocation Fund treats the assets of the underlying Forward Fund in which it invests as its own for purposes of this restriction.

3.	Each Allocation Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.

Each Allocation Fund may not purchase or sell commodities or commodities contracts (except in conformity with regulations of the Commodities Futures Trading Commission (“CFTC”) such that an Allocation Fund would not be considered a commodity pool). This restriction shall not prohibit an Allocation Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Allocation Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Allocation Fund may not underwrite the securities of other issuers, except to the extent that an Allocation Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)

As a matter of fundamental policy:

1.

With the exception of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward EM Corporate Debt Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Strategic Alternatives Fund, with respect to 75% of its total assets, each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer; provided, however, that with respect to 100% of the total assets of the Forward U.S. Government Money Fund, the Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of the Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations. The Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, and Forward Strategic Alternatives Fund have each elected to qualify as non-diversified series of the Trust.

2.

With the exception of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund, each Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry (other than the Forward Commodity Long/Short Strategy Fund in which more than 25% of the Fund’s total assets may be indirectly exposed to a group of industries linked to one or more of the commodity sectors of an index). The Forward Global Infrastructure Fund will invest its assets such that more than 25% of the Fund’s total assets will be invested in the securities of issuers in the infrastructure industry. The Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry. With respect to a Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, with respect to a Fund’s investment in swap agreements (other than credit default swap agreements), the Fund will look through each swap agreement to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

3.

Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

4.

Each Fund (except for the Forward Commodity Long/Short Strategy Fund) may not purchase or sell commodities or commodities contracts (except in conformity with regulations of the CFTC such that a Fund would not be considered a commodity pool). This restriction shall not prohibit a Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Forward Commodity Long/Short Strategy Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectuses and elsewhere in this SAI, from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured notes, options, futures contracts and options on futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments linked to or backed by physical commodities or by indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

8.

With the exception of the Forward CorePlus Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Tactical Growth Fund, and Forward U.S. Government Money Fund, each Fund may not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with certain “covered” transactions such as options, futures, options on futures and short positions.

Fundamental Investment Restrictions of the Forward Growth Fund and Forward Banking and Finance Fund

As a matter of fundamental policy:

1.

The Forward Growth Fund may not invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	The Forward Growth Fund may not invest more than 15% of total assets in one industry.

3.	The Forward Growth Fund may not invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

4.	The Forward Growth Fund may not make short sales.

5.

The Forward Growth Fund may not borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund’s current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

6.

The Forward Growth Fund may not pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value).

7.	The Forward Growth Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

As a matter of fundamental policy:

1.

The Forward Banking and Finance Fund may not invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.

The Forward Banking and Finance Fund may not invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry.

For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

3.	The Forward Banking and Finance Fund may not borrow money, except from a bank; such borrowing will be limited to no more than 5% of net assets.

In addition, as a matter of fundamental policy:

1.	The Forward Growth Fund and Forward Banking and Finance Fund may not issue or sell senior securities.

2.	The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or sell commodities, commodity contracts or futures contracts.

3.

The Forward Growth Fund and Forward Banking and Finance Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

4.

The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or sell real estate, although each Fund may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities.

5.

The Forward Growth Fund and Forward Banking and Finance Fund may not purchase or hold the securities of any issuer if the officers or trustees of the Fund, Forward Management or the Fund’s sub-advisor (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

6.

The Forward Growth Fund and Forward Banking and Finance Fund may not acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management.

7.

The Forward Growth Fund and Forward Banking and Finance Fund may not invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). Each Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, each Fund will incur duplicate fees and expenses.

8.

The Forward Growth Fund and Forward Banking and Finance Fund may not make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent a Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

Other Investment Restrictions

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Allocation Funds

1.	Each Allocation Fund will not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities.

2.

Each Allocation Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.

Each Allocation Fund will not purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

4.

Each Allocation Fund will invest in short-term instruments, U.S. Government Securities and money market instruments for temporary defensive purposes when Forward Management believes that a more conservative approach is desirable.

Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)

Each Fund (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund) will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

For purposes of the following non-fundamental restrictions numbered 1 through 14, the term “Fund” refers to following Funds only: the Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

1.

Except for the Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward Strategic Alternatives Fund, each Fund may not sell securities short. The Forward Mortgage Securities Fund may, under normal circumstances, engage in short sales in an amount of approximately 20% of the Fund’s value (measured at the time of investment), and the Forward Investment Grade Fixed-Income Fund may, under normal circumstances, engage in short sales in an amount not to exceed 5% of the Fund’s value (measured at the time of investment). Each Fund (except for the Forward U.S. Government Money Fund) may effect short sales against-the-box; provided, however, (except for the Forward Frontier MarketStrat Fund) that not more than 25% of such Fund’s net assets (measured at the time of investment) may be subject to short sales against-the-box.

2.

Except for the Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward High Yield Bond Fund, each Fund’s entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets. The Forward Mortgage Securities Fund, Forward Investment Grade Fixed-Income Fund, and Forward High Yield Bond Fund may invest, together with their other borrowings, up to 25% of their net assets in reverse repurchase agreements and dollar rolls.

3.

The Forward International Equity Fund will limit its use of foreign currency derivatives for speculative purposes (i.e., for reasons other than to meet settlement obligations of securities denominated in a particular foreign currency) such that the Fund will not enter into forward contracts on a regular basis or continuous basis if the Fund would have 25% or more of its total assets denominated in the currency of the contract or 10% or more of the value of its total assets committed to such contracts.

4.

Except for the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund, each Fund may not invest in inverse floaters. The Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, and Forward Mortgage Securities Fund may invest up to 5% of their net assets in inverse floaters.

5.	No Fund will invest more than 5% of its net assets in privately-issued STRIPS.

6.

Except for the Forward Investment Grade Fixed-Income Fund, each Fund may not invest in Municipal Securities (debt securities issued by states, counties, and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Forward Investment Grade Fixed-Income Fund may invest up to 5% of its net assets in Municipal Securities.

7.

Except for the Forward International Equity Fund and Forward Investment Grade Fixed-Income Fund, each Fund may not invest in debt securities issued by foreign governments and their agencies. The Forward International Equity Fund may invest in debt securities issued by foreign governments and their agencies. The Forward Investment Grade Fixed-Income Fund may invest up to 10% of its net assets in debt securities issued by emerging market governments and their agencies.

8.	Each Fund (except for the Forward Mortgage Securities Fund and Forward U.S. Government Money Fund) may invest in foreign securities.

9.

With respect to the stock portion of the portfolio, the Forward International Equity Fund shall not deviate from the country weightings of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets, except for countries that are members of the European Monetary Union which shall not deviate from the country weightings of the benchmark by the greater of 20% relative to its benchmark or 5% net assets individually by country or 3% net assets in aggregate.

10.

The Forward U.S. Government Money Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the SEC. Accordingly, the Forward U. S. Government Money Fund will limit its investments to those instruments with a maturity of 397 days or less.

11.

Under normal circumstances, no more than 5% of the net assets of the Forward International Equity Fund and no more than 20% of the net assets of the Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward Investment Grade

Fixed-Income Fund, Forward Mortgage Securities Fund, and Forward Strategic Alternatives Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund (other than the Forward U. S. Government Money Fund) may invest up to 5% or 20% of its net assets, as outlined above, in:

(i)

Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii)

Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of “eligible quality” as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality, as determined by Forward Management and/or a Fund’s sub-advisor, under the supervision of the Board of Trustees. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Trustees.

12.

The Funds will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

	Rating on individual securities	Rating on aggregate portfolio
Forward International Equity Fund and Forward Mortgage Securities Fund	less than BBB

Forward U.S. Government Money Fund	less than A

Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or equivalent by Moody’s or Fitch as for all ratings

Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a1, 2 or 3 by Moody’s to show the relative standing within the rating category.

13.

With respect to the stock portion of its portfolio, the Forward International Equity Fund shall not deviate from the GICS sector weightings of its benchmark index by the greater of 20% relative to its benchmark or 3% net assets.

14.	With respect to the stock portion of its portfolio, Forward International Equity Fund shall maintain a weighted median market cap of +/- 20% of its benchmark index.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Bank Obligations

Certain Funds may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing

Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Certain Funds may also borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. Under the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of a Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of Forward Management and/or the Fund’s sub-advisor. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Commercial Paper and Variable Amount Demand Master Notes

A Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations). The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by a Fund, Forward Management and/or a Fund’s sub-advisor also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, Forward Management and/or a Fund’s sub-advisor will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management and/or a Fund’s sub-advisor determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Commodity-Linked Securities

A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. A Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary.Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, Forward Management may seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on a Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Convertible Securities

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the opinion of Forward Management and/or a Fund’s sub-advisor. Certain Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Counterparty Credit Risk

Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. In addition, a Fund may invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers.

Debt Securities

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value and could also impact the amount of income a Fund generates through debt investments. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt security may repay principal prior to a security’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and making a Fund’s net asset value more volatile.

Certain Funds may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by Forward Management and/or a Fund’s sub-advisor. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement (rated at or above “CCC” by S&P, or “Caa” by Moody’s, or, if unrated, such security is of at least equivalent investment quality as determined by Forward Management and/or a Fund’s sub-advisor) when purchased, a subsequent downgrade does not require the sale of the security, but Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. In addition, the use of credit ratings as the sole method of evaluating low-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Depositary Receipts

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivative Instruments

Certain Funds may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors. If Forward Management and/or a Fund’s sub-advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. A Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Investment in commodity-linked derivatives may subject a Fund to additional risks, and in particular may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code, a Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code.

Diversification

A Fund that is “non-diversified” is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non-diversified Fund must, however, comply with the tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Dividend Rolls

A Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Duration

Duration is one of the fundamental tools used by Forward Management and/or a Fund’s sub-advisor in security selection for certain Funds. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately 3% with a 1% change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A Fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every 1% change in interest rate, a Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).

Equity Securities

Certain Funds may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, and equity participations.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Funds (“ETFs”)

Certain Funds may invest in shares of ETFs. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or New York Stock Exchange. ETFs are priced continuously and trade throughout the day. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself;

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities.

The value of shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, should, under normal circumstances, closely track the value of the underlying component stocks. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. A Fund’s investment in ETFs will be subject to the risks of investing in the ETFs’ underlying securities.

In connection with its investment in ETF shares, a Fund will incur various costs. A Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, a Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depositary Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities

(based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage. Trading in leveraged ETFs can be relatively illiquid, which means that they may be hard to purchase or sell at a fair price.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

ETFs and ETNs

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Leveraged ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Leveraged ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of ETF or ETN shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

Foreign Currencies

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions

Certain Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Certain Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. A Fund will segregate or “earmark” assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor, in accordance with procedures established by the Board of Trustees, to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Certain Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

Certain Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” If a Fund enters into an interest rate swap on other than a net basis, it would segregate or “earmark” assets in the full amount accrued on a daily basis of its obligations with respect to the swap. Forward Management and/or a Fund’s sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

While certain Fund portfolio managers are authorized to hedge against currency risk, they are not required to do so. Furthermore, certain Funds’ sub-advisors generally choose, in accordance with their investment philosophies, not to hedge currency exposure.

Forward Commitments

Certain Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated or “earmarked” on the Fund’s records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Futures Contracts and Options on Futures Contracts

A Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging and, for certain Funds, non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into over-the-counter options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, a Fund and Forward Management and/or a Fund’s sub-advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating or “earmarking” liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth under “Options on Securities, Securities Indexes, Futures Contracts and Swap Indexes.”

Because of the low margin deposits required for certain futures, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The prices of futures contracts may be volatile, and the trading of futures contracts is subject to the risk of exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Use of futures and options on futures for hedging may also involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the ability of Forward Management and/or a Fund’s sub-advisor to predict correctly movements in the direction of the market, as to which no assurance can be given. A Fund’s use of futures and/or options on futures may leave the Fund in a worse position than if such strategies were not used.

A Fund’s investments in commodity futures contracts will be subject to additional costs and risks. In particular, the price of a commodity futures contract will reflect the storage cost of purchasing the underlying commodity and will subject a Fund to risks relating to reinvestment and economic and non-economic variables such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry. HOLDRs are organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; and lack of management risk. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry, and may even leave the industry altogether. If this happens, HOLDRs in which a Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, a Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Illiquid Securities

A Fund may invest in illiquid or restricted securities if Forward Management and/or the Fund’s sub-advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% (5% with respect to the Forward U.S. Government Money Fund) of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that Forward Management and/or a Fund’s sub-advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Infrastructure Investments

Certain Funds may invest in the securities of infrastructure-related companies. (The Forward Global Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding

IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a Fund can participate. Even when a Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions

From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, a Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets

A Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which a Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security. The Funds will treat investments that are subject to repatriation restrictions of more than seven days as illiquid securities.

Investments in the Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund)

The Fund may invest in the Subsidiary. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS private letter rulings, as discussed below under “Tax Considerations.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is currently the sole shareholder of the Subsidiary. The Subsidiary may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets. Although the Fund may invest in commodity-linked derivative instruments directly, the Fund may gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also invests in fixed income securities, which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Fund’s prospectus and this SAI.

The Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in the Fund’s prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and this SAI and could negatively affect the Fund and its shareholders.

Leverage

Certain Funds can buy securities with borrowed money (a form of leverage). In addition, certain transactions, such as derivatives, reverse repurchase agreements and dollar rolls may also give rise to a form of leverage. Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Liquidity Management Practices

Certain Funds may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which a Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

The Forward U.S. Government Money Fund will comply with the daily and weekly liquidity requirements set forth in Rule 2a-7 under the 1940 Act and, as such, must maintain a portion of its assets in cash and securities that can readily be converted into cash, which may have a negative effect on yield.

Loan Participations and Assignments

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

In addition, loan investments are subject to a number of other risks, including but not limited to the following: (1) non-payment of interest and/or principal; (2) to the extent a loan is collateralized, a decline in the value of collateral and difficulty or delay in obtaining or selling collateral in the event of the borrower’s default or bankruptcy; (3) lack of publicly available information about borrowers; and (4) the highly speculative nature of indebtedness of companies with poor creditworthiness, including the risk that companies will never pay off their indebtedness.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments

Certain Funds may invest in the following instruments which are commonly referred to as “money market instruments”:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the U.S. or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the U.S.; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, an denominated in U.S. dollars. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management and/or a Fund’s sub-advisor.

The Forward U.S. Government Money Fund may invest up to 20% of its net assets in commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, maturing in 13 months or less, denominated in U.S. dollars, and rated in the highest short-term rating category (e.g., rated A1 by S&P or P1 by Moody’s, or, if unrated, determined by Forward Management to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by Forward Management.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Forward Management and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by a Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests. Certain Funds will only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA Certificates, FNMA or FHLMC or CMOs issued by FHLMC.

A real estate mortgage investment conduct (“REMIC”) must elect to be, and must qualify for treatment as such, under the Internal Revenue Code. A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. Certain Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. A Fund may invest in other asset-backed securities that have been offered to investors. Each Fund (except the Forward U.S. Government Money Fund) will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally, the security will be treated as illiquid unless: (i) it is rated at least “BBB”/“Baa” or a comparable rating from another nationally recognized statistical ratings organization, (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

The yield characteristics of mortgage-related securities and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances.

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts, and Swap Indexes

Certain Funds may write covered put and call options and/or purchase put and call options on securities, securities indexes, and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps and swap indexes for hedging and/or non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

A Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated or “earmarked” account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates or “earmarks” liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if a Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or high-grade U.S. government securities in a segregated or “earmarked” account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated or “earmarked” account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index, and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase a Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index, and the changes in value of a Fund’s investment holdings being hedged.

A Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

A Fund may purchase and write covered put and covered call options that are traded on U.S. or foreign securities exchanges or that are listed on the NASDAQ Stock Market. Currency options may be either listed on an exchange or traded over-the-counter. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. Over-the-counter options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with a Fund. Over-the-counter options differ from exchange-traded options in that over-the-counter options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, a Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, a Fund must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular over-the-counter options at any specific time. Certain Funds will limit the purchase and sale of options to those listed on a national securities exchange and issued by the Options Clearing Corporation.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable, unless the over-the-counter option written by a Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are several risks associated with transactions in options on securities, futures or swaps indexes, and even a small investment in securities such as options can have a significant impact on a Fund’s exposure to stock market values, interest rates or the currency exchange rate. For example, there are significant differences between the securities, futures or swaps markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding. A Fund’s use of options may leave the Fund in a worse position than if it had not invested in options.

Participation Notes (“P-Notes”)

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which a Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Preferred Stock

Certain Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Private Investment Funds

Certain Funds may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that a Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

Privately-Issued Stripped Securities

Certain Funds may invest in principal portions or coupon portions of U.S. government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. government. Stripped securities may be more volatile than nonstripped securities.

Privatizations

Certain Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Quantitative Strategy

A quantitative strategy means that stocks are selected based upon a customized group of proprietary models designed by Forward Management and/or a Fund’s sub-advisor. The model attempts to enhance returns, within defined risk parameters, relative to a benchmark by analyzing company income and balance sheet information as well as other relevant market related information. The success of certain Funds’ principal investment strategies depends on the skill of Forward Management and/or the Fund’s sub-advisor in designing and using its analytical model as a tool for selecting stocks. A flaw in the design of an analytical model may result in a Fund having a lower return than if the Fund was managed using a fundamental or passive investment management strategy.

Real Estate Securities

Certain Funds may invest in the common and senior securities of real estate investment trusts (“REITs”) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The Forward International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code. The Internal

Revenue Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions; legislative or regulatory changes; over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay their debt to the REIT when due. Equity REIT securities may be affected by changes in the value of the underlying property owned by the REIT and the ability of tenants to pay rent. In addition, REITs may not be diversified and are subject to heavy cash flow dependency and self liquidation. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of a Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

ReFlow

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any Fund exceed $15 million.

ReFlow Services, LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of Forward Management and/or a Fund’s sub-advisor. In addition, ReFlow Management may not provide any information to Forward

Management or the sub-advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could diminish or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of a Fund’s portfolio holdings.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers, as well as other financial institutions which Forward Management and/or the Fund’s sub-advisor deems creditworthy under guidelines approved by the Board of Trustees. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Forward Management and/or a Fund’s sub-advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain segregated or “earmarked” liquid assets to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Forward Management and/or the Fund’s sub-advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Rule 144A Securities

Certain Funds may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Forward Management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. Forward Management and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, Forward Management and/or a Fund’s sub-advisor must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Issued by Other Investment Companies

Certain Funds may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act, such as HOLDRs. Certain Funds may invest only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Securities Lending

In order to generate additional income, certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33-1/3%. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100%

of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. A Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, a Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and a Fund will not lend its securities to any director, officer, employee, or affiliate of Forward Management, the Administrator or the Distributor, unless permitted by applicable law.

Short Sales

Certain Funds may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale (other than a short sale “against the box,” as discussed below), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees.

A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against the Box

Certain Funds may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one “against the box,” will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Stable Net Asset Value

Although the Forward U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Structured Notes

A Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes a Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated or “earmarked” account consisting of assets determined to be liquid by Forward Management and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of Forward Management and/or the Fund’s sub-advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In addition, a Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by FHLMC, FNMA, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the U.S. Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program were scheduled to expire in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. In particular, when interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

If a Fund invests in inverse floaters, it will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Forward Management and/or a Fund’s sub-advisor subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Forward Management and/or a Fund’s sub-advisor under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, Forward Management and/or a Fund’s sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants

Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities and Firm Commitment Agreements

Certain Funds may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate or “earmark” cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Zero-Coupon Securities

Certain Funds may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues income on these securities prior to the receipt of cash payments. A Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the FINRA and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund’s Investment Advisor or Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor or Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s or Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor or Sub-Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of a Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor or Sub-Advisor. In the case of such “cross” transactions, the Investment Advisor or Sub-Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2008, 2009, and 2010 the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor, or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each Fund in operation as of December 31, 2010 (except for the Allocation Funds and The Forward U.S. Government Money Fund, each of which do no pay brokerage commissions) for the last three fiscal years.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/09	Fiscal Year Ended 12/31/08
Forward Banking and Finance Fund	$	$188,058	$257,934
Forward CorePlus Fund	$	$48,931	$143,801
Forward Credit Analysis Long/Short Fund	$	$404	$2,257
Forward EM Corporate Debt Fund	$	$25	$0
Forward Emerging Markets Fund	$	$988,610	$1,020,372
Forward Focus Fund	$	$17,915	$9,177
Forward Frontier MarketStrat Fund(1)	$	$71,076	N/A
Forward Global Infrastructure Fund	$	$267,811	$680,015
Forward Growth Fund	$	$591,930	$592,566
Forward High Yield Bond Fund	$	$0	$0
Forward International Dividend Fund	$	$88,221	$197,994
Forward International Equity Fund	$	$94,980	$651,347
Forward International Real Estate Fund	$	$354,013	$834,886
Forward International Small Companies Fund	$	$2,132,550	$2,395,313
Forward Investment Grade Fixed-Income Fund	$	$4,313	$5,045
Forward Large Cap Equity Fund	$	$51,825	$20,152
Forward Mortgage Securities Fund	$	$3,446	$46,303
Forward Real Estate Fund	$	$64,874	$16,905
Forward Real Estate Long/Short Fund	$	$554,598	$1,639,875
Forward Select Income Fund	$	$1,863,065	$820,233
Forward Small Cap Equity Fund	$	$1,948,454	$2,927,811
Forward SMIDPlus Fund	$	$465,254	$659,623
Forward Strategic Alternatives Fund(2)	$	$56,037	$22,707
Forward Tactical Growth Fund(3)	$	$50,245	N/A

(1)	The Forward Frontier MarketStrat Fund commenced operations on December 31, 2008.
(2)	The Forward Strategic Alternatives Fund commenced operations on January 29, 2008.
(3)	The Forward Tactical Growth Fund commenced operations on September 14, 2009.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Other Purchase Information

For the Class A shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown in the prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers. The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

ADI, as the Distributor for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund,

Forward Small Cap Equity Fund, and Forward Tactical Growth Fund, for the period January 1, 2010 through December 31, 2010, received underwriter’s commissions, in gross, of $[ ], of which it retained $0. For the period January 1, 2009 though December 31, 2009, ADI received underwriter’s commissions, in gross, of $123,225, of which it retained $0. For the period January 1, 2008 through December 31, 2008, ADI received underwriter’s commissions, in gross, of $25,294, of which it retained $0.

ADI became the Distributor of the Allocation Funds, Forward CorePlus Fund, Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund on April 12, 2010 and for the period April 12, 2010 through December 31, 2010, received underwriter’s commissions, in gross, of $[ ], of which it retained $0. Prior to April 12, 2010, SIDCO served as the Distributor for the period from January 1, 2010 through April 11, 2010, received underwriter’s commissions, in gross, of $[ ], of which it retained $0. For the period January 1, 2009 through December 31, 2009, SIDCO received underwriter’s commissions, in gross, of $31,190, of which it retained $0 and for the period September 1, 2008 through December 31, 2008, SIDCO received underwriter’s commissions, in gross, of $9,544, of which it retained $0. For the Accessor Predecessor Funds for the period January 1, 2008 though August 31, 2008 SIDCO received underwriter’s commissions, in gross, of $76,503, of which it retained $0.

ADI became the Distributor of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund on June 12, 2009. Prior to June 12, 2009, Quasar served as Distributor for the Predecessor Kensington Funds and for the period January 1, 2009 through June 12, 2009 received underwriter’s commissions, in gross, of $143,939, of which it retained $3,903. For the period January 1, 2008 through December 31, 2008, Quasar received underwriter’s commissions, in gross, of $188,083, of which it retained $5,995.

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Reduced Sales Charges for Class A Shares

Class A shares of the Funds may be purchased at a reduced sales charge as described below.

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the prospectus.

2.

Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)

The higher of the investor’s initial purchase (less redemptions) or the net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other of the Forward Funds which may be introduced and held by the investor; and

(ii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.

Sign a Letter of Intent: Investors may purchase Class A shares of a Fund at a reduced sales charge by means of a written Letter of Intent, which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Forward Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter of Intent, the shareholder will receive a discount equal to the dollar level specified in the Letter of Intent. If, however, the purchase level specified by the shareholder’s Letter of Intent has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter of Intent. The dealer will be liable for the amount of any such adjustment. The 13-month period during which the Letter of Intent is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions or capital gains, future appreciation of investment, or investments in the U.S. Government Money Fund. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter of Intent. The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow will be involuntarily redeemed in an amount required to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

Investors making initial purchases who wish to enter into a Letter of Intent may complete the appropriate section of the application. Current shareholders may call the Funds at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)

An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Transfer Agent with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. The investor must identify and provide information to Forward Funds or the investor’s financial intermediary, as applicable, regarding shares of Forward Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Exchange Privileges

As discussed in the Funds’ prospectuses, before you decide to exchange shares, you should read the prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. See “Telephone Redemptions and Exchanges” below for additional information about telephone exchanges. There are generally no fees for exchanges.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new class of shares, the exchange must satisfy the minimum initial investment requirement for that class of shares. Once your exchange is received in good order, it cannot be revoked by you. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition, Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

If you exchange your Class A shares for Investor Class, Institutional Class or Class M shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Rights of Accumulation.

Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

Please call (800) 999-6809 to obtain complete information and to answer any questions you may have about exchanging your shares. For Class M shares, please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Funds’ prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. Telephone redemptions and exchanges are not available for Class M shareholders. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there is a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling (800) 999-6809.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application or sent to the address stated on payment instructions on file. This address or payment instructions cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record or sent to the address stated on payment instructions on file) that can be processed within a 30-day period. (d) For an individual investor, the maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in good order, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders; or (d) to the extent otherwise permitted by applicable laws and regulations. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The assets of each Allocation Fund consists primarily of Class Z shares of the Forward CorePlus Fund,Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund, and the Institutional Class shares of the Forward International Fixed-Income Fund and Forward Emerging Markets Fund, which are valued at their respective NAVs.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in IRS required disclosure statements, and the custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls, and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

For more information on the declaration and payment of dividends, please see “Dividends and Taxes” in the Funds’ prospectus.

Dividends, including capital gain dividends, declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2012 in the absence of Congressional action.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (currently scheduled to increase to 31% after 2012) (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends, and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the Funds to determine whether withholding is required.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures, and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options, and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation – Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts, and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets

(such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends, and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

Commodity-Linked Instruments

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which concludes that income and gain from certain commodity-linked swaps and commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, a Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in a subsequent revenue ruling, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other tax payers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. A Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling is binding upon the IRS only for the taxpayer that receives it, and by law cannot be used or cited as precedent. A Fund has not obtained a ruling from the IRS with respect to its investments or its structure and does not intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, a Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. If a Fund were to apply for its own private letter ruling, there is also no assurance that a Fund would be able to obtain a favorable ruling from the IRS.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, a Fund’s taxable income would be subject to tax at a Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and do not intend to do so in the future.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income, and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. In addition, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15% (currently scheduled to increase to the rates applicable to ordinary income after 2012). UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the following Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

	Capital Losses	Currency Losses
Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward Commodity Long/Short Strategy Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Frontier MarketStrat Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward High Yield Bond Fund
Forward Income & Growth Allocation Fund
Forward Income Allocation Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Enhanced Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund

At December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015	Expiring in 2016	Expiring in 2017
Forward Aggressive Growth Allocation Fund
Forward Balanced Allocation Fund
Forward Banking and Finance Fund
Forward CorePlus Fund
Forward Credit Analysis Long/Short Fund
Forward EM Corporate Debt Fund
Forward Emerging Markets Fund
Forward Focus Fund
Forward Global Infrastructure Fund
Forward Growth & Income Allocation Fund
Forward Growth Allocation Fund
Forward Growth Fund

	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015	Expiring in 2016	Expiring in 2017
Forward High Yield Bond Fund
Forward Income Allocation Fund
Forward International Dividend Fund
Forward International Equity Fund
Forward International Real Estate Fund
Forward International Small Companies Fund
Forward Investment Grade Fixed-Income Fund
Forward Large Cap Equity Fund
Forward Mortgage Securities Fund
Forward Real Estate Fund
Forward Real Estate Long/Short Fund
Forward Select Income Fund
Forward Small Cap Equity Fund
Forward SMIDPlus Fund
Forward Strategic Alternatives Fund
Forward Tactical Growth Fund
Forward U.S. Government Money Fund

(a)	Subject to limitations under §382.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-five portfolios described in separate prospectuses and this SAI. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

Forward Aggressive Growth Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Balanced Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Banking and Finance Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Commodity Long/Short Strategy Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward CorePlus Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Credit Analysis Long/Short Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward EM Corporate Debt Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Emerging Markets Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Focus Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Frontier MarketStrat Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Global Infrastructure Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Growth & Income Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Growth Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Growth Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward High Yield Bond Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Income & Growth Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Income Allocation Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward International Dividend Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward International Equity Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward International Real Estate Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward International Small Companies Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [ ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Investment Grade Fixed-Income Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Large Cap Equity Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Mortgage Securities Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Real Estate Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Real Estate Long/Short Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Select EM Dividend Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Select Income Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Small Cap Equity Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward SMIDPlus Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Strategic Alternatives Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Tactical Enhanced Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward Tactical Growth Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Forward U.S. Government Money Fund

The following persons owned of record or beneficially, as of [            ], 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of [            ], 2011, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management.
***	Pictet and Cie is an affiliate of the Fund’s Sub-Advisor.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

As of [            ], 2011, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data, and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

Brown Brothers Harriman & Co. (“BBH”) is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

Independent Registered Public Accounting Firm

[    ] acts as the Trust’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The financial statements of the Funds (except for the Forward Commodity Long/Short Strategy Fund, Forward Select EM Dividend Fund and Forward Tactical Enhanced Fund) for the fiscal year ended December 31, 2010 appearing in the annual reports to shareholders have been audited by [            ], the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ annual reports as filed with the SEC on [            ] (Accession No. [    ]).

You may obtain a prospectus, annual report or semi-annual report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005, amended as of December 7, 2006, March 4, 2009, and September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), Forward International Dividend Fund (formerly known as the Forward International Equity Fund), Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), Forward International Small Companies Fund, Forward Focus Fund (formerly known as the Forward Legato Fund), Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Aggressive Growth Allocation Fund (formerly known as the Accessor Allocation Fund), Forward Balanced Allocation Fund (formerly known as the Accessor Balanced Allocation Fund), Forward Growth Allocation Fund (formerly known as the Accessor Growth Allocation Fund, Forward Growth & Income Allocation Fund (formerly known as the Accessor Growth & Income Allocation Fund), Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund), Forward High Yield Bond Fund (formerly known as the Accessor High Yield Bond Fund), Forward Income Allocation Fund (formerly known as the Accessor Income Allocation Fund), Forward Income & Growth Allocation Fund (formerly known as the Accessor Income & Growth Allocation Fund), Forward Investment Grade Fixed Income Fund (formerly known as the Accessor Investment Grade Fixed Income Fund), Forward International Equity Fund (formerly known as the Accessor International Equity Fund), Forward Mortgage Securities Fund (formerly known as the Accessor Mortgage Securities Fund), Forward SMIDPlus Fund (formerly known as the Forward Small to Mid Cap Fund), Forward Strategic Alternatives Fund (formerly known as the Accessor Strategic Alternatives Fund), and Forward U.S. Government Money Fund (formerly known as the Accessor U.S. Government Money Fund), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Commodity Long/Short Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward HITR Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund, filed herewith.

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(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier MarketStrat Fund (formerly known as Forward Frontier Markets Fund), Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward CorePlus Fund, Forward High Yield Bond Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward International Equity Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund, filed herewith.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)(b)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(6)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

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(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(8)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(8)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(15)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Enhanced Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(d)(11)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Capital Management Company (“First Western”) dated September 1, 2008 and amended and restated as of March 1, 2010 with respect to the Forward High Yield Bond Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

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(d)(14)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(14)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of January 20, 2011, filed herewith.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated January 21, 2011, filed herewith.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(1)(b)

Form of Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of January 20, 2011,

filed herewith.

(h)(1)(c)	Amendment to Appendix B and Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of December 7, 2010, filed herewith.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Amendment to Schedule A-1, Schedule A-2 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of May 1, 2010, incorporated by reference to Exhibit (h)(2)(b) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(2)(c)	Amendment to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 31, 2010, filed herewith.

(h)(2)(d)	Form of Amendment to Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of January 20, 2011, filed herewith.

4

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Amendment to Schedule I-A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 31, 2010, filed herewith.

(h)(3)(c)	Form of Amendment to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of January 20, 2011, filed herewith.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2010, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(5)	Form of Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward HITR Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund, incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(h)(6)(a)	Amended Administrative Services Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(6)(b)	Appendix A to the Amended Administrative Services Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, filed herewith.

(h)(7)	Administrative Plan for Institutional Class, Investor Class, Class A and Class C shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(8)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of December 1, 2010, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(h)(8)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) incorporated by reference to Exhibit (h)(7)(b) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

5

(h)(8)(c)	Expense Limitation Agreement for the Forward Focus Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of November 1, 2010, incorporated by reference to Exhibit (h)(8)(c) to Post-Effective Amendment No. 77 to this Registration Statement filed with the Commission on November 19, 2010.

(h)(8)(d)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(d) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(e) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(f) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(g)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class A shares) dated as of September 1, 2010, incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(8)(h)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(i)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(k) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(8)(j)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(i) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(k)	Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(m) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(l)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(n) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(m)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(q) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(n)	Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(o) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

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(h)(8)(o)	Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(s) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(p)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(p) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(q)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(u) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(8)(r)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class A shares) dated as of March 12, 2010, incorporated by reference to Exhibit (h)(7)(v) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(h)(8)(s)	Expense Limitation Agreement for the Forward Mortgage Securities Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class Z shares) dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(s) to Post-Effective Amendment No. 75 to this Registration Statement filed with the Commission on October 15, 2010.

(h)(8)(t)	Expense Limitation Agreement for the Forward Commodity Long/Short Strategy Fund (Investor Class shares, Institutional Class shares, Class M shares, and Class Z shares) dated as of December 31, 2010, incorporated by reference to Exhibit (h)(8)(t) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(h)(8)(u)	Expense Limitation Agreement for the Forward Tactical Enhanced Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of December 31, 2010, incorporated by reference to Exhibit (h)(8)(u) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(h)(8)(v)	Expense Limitation Agreement for the Forward Small Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of February 1, 2011, filed herewith.

(h)(8)(w)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(r) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(9)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010, incorporated by reference to Exhibit (h)(8)(a) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(h)(9)(b)	Schedule to Amended and Restated Compliance Support Services Agreement, filed herewith.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, to be filed by subsequent amendment.

(j)(1)	Consent of Independent Registered Public Accounting Firm, to be filed by subsequent amendment.

(j)(2)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(3)	Power of Attorney for Cecilia H. Herbert, incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

7

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Commodity Long/Short Strategy Fund, Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier MarketStrat Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier MarketStrat Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(m)(5)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

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(m)(5)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(6)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Focus Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6)(b) to Post-Effective Amendment No. 78 to this Registration Statement filed with the Commission on December 30, 2010.

(m)(7)(a)(1)	Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of Forward SMIDPlus Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(2)	Amended Appendix A to the Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward SMIDPlus Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a)(2) to Post-Effective Amendment No. 74 to this Registration Statement filed with the Commission on September 20, 2010.

(m)(7)(b)(1)	Distribution and Service Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(b)(2)	Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, filed herewith.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), filed herewith.

(o)	Not applicable.

9

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(4)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(5)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(6)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(7)	Code of Ethics of First Western, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 73 to this Registration Statement filed with the Commission on September 1, 2010.

(p)(8)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(9)	Code of Ethics of Blackrock, incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(10)	Code of Ethics of Lazard, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(11)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Board of Trustees” in Part B hereof.)

ITEM 30. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

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The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

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Judith M. Rosenberg, Chief Compliance Officer	None

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, President	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

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	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO	Emerald Asset Management 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

	Global Capital Management 500 North Gulph Road King of Prussia, PA 19406	Since February 15, 2010	Vice President, Treasurer, Investment Adviser

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Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Managing Director, Investment Adviser

	Global Capital Management 500 North Gulph Road King of Prussia, PA 19406	Since February 15, 2010	Vice President, Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gavin Sharpe	Pictet Asset Management (Japan) Limited Pictet Asset Management Ltd	ongoing	President Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd Pictet Asset Management SA	ongoing	Director Head of Equities

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Quantitative Investment Director

John Sample	Pictet Asset Management SA Pictet Asset Management Ltd	1 April 2009	Director Chief Operations Officer

Nigel Burnham	Pictet Asset Management SA Pictet Asset Management Ltd	26 May 2010 1 September 2009	Director Director and Chief Financial Officer

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Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Nigel Burnham	Pictet Asset Management SA Pictet Asset Management Ltd	26 May 2010 1 September 2009	Director Director and Chief Financial Officer

Gavin Sharpe	Pictet Asset Management (Japan) Limited Pictet Asset Management Ltd	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd Pictet Asset Management SA	ongoing	Director Head of Equities

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Quantitative Investment Director

John Sample	Pictet Asset Management SA Pictet Asset Management Ltd	1 April 2009	Director Chief Operations Officer

Xavier Barde	Pictet Asset Management SA	26 May 2010	Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Compliance Officer

Ijeoma Aghanya	Pictet Asset Management SA	1 May 2009	Head of Compliance (Geneva)

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

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Broadmark performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO and Director Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present 06/2009 to present	Chairman and Director Registered Rep Broker Dealer

	Broadmark Long/Short Equity Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12, Bermuda	06/2006 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged Offshore Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12, Bermuda	10/2006 to 12/2010	Director Offshore Hedge Fund

	Bayswater Asset Management LLC 225 Bush Street, 16th Floor San Francisco, CA 94104	7/2009 to present	Director Investment Manager

Christopher J. Guptill CEO and Chief Investment Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Hedge Fund Platform

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO, Director and Chief Compliance Officer Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	08/2008 to present	Passive ownership in Hedge Fund Platform

Edward A. Dougherty Executive Managing Director	Donegal Co.	02/1991 to present	Principal Strategy and Consulting Services

Michael D. Appleton Chief Compliance Officer	Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038	11/2009 to present	Director Compliance Consulting Firm

	Dreman Value Management, LLC Harborside Financial Center Plaza 10, Suite 800 Jersey City, NJ 07311-4037	10/2007 to 09/2009	Chief Compliance Officer Investment Advisory Firm

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First Western Capital Management Company performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Warren J. Olsen	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chairman & Chief Executive Officer

Scott C. Wylie	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Vice Chairman of the Board

Russ Matthews	None	April 2010	President

Ryan C. Trigg	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CFO and Treasurer

Lené Simnioniw	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Secretary

Kenneth D. Malamed	None	April 2010	Chief Investment Officer

Karen Garcia	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chief Compliance Officer

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold,Tammie J.	PIMCO Europe Limited	Business Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker,Brian P.	PIMCO Hong Kong	CEO/Director PIMCO Asia	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls,Andrew Thomas	PIMCO Europe Limited	Head, Euro Portfolio Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director
Benz II,William R.	PIMCO Europe Limited	Head of PIMCO EMEA	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

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Bhansali,Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bridwell,Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin,Sabrina C.	Pacific Investment Mgt Co. LLC	Head of Advisory	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps,Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dada,Suhail H.	PIMCO Europe Limited	Head of Middle East	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson,Craig A.	Germany Fixed Income	Head of PIMCO Munich	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas,Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian,Mohamed A.	Pacific Investment Mgt Co. LLC	CEO & Co-CIO	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum,David C.	Pacific Investment Mgt Co. LLC	General Counsel	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross,William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris,Brent Richard	Pacific Investment Mgt Co. LLC	Chairman/Pres PIMCO Funds	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hodge,Douglas M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden,Brent L.	Pacific Investment Mgt Co. LLC	Head, Instl Client Svc	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hong,Ki Myung	PIMCO Hong Kong	Head of Asia Pacific	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn,Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV,Lew W.	Pacific Investment Mgt Co. LLC	Head of Human Resources	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kashkari,Neel Tushar	Pacific Investment Mgt Co. LLC	Head, New Inv Initiatives	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel,Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lown,David C.	Pacific Investment Mgt Co. LLC	CAO	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

18

Masanao,Tomoya	PIMCO Japan Limited	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather,Scott A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley,Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt,Joseph V.	PIMCO Europe Limited	Head of PIMCO London	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne,Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Miller,John M.	Pacific Investment Mgt Co. LLC	Account Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ongaro,Douglas J.	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein,Thomas J.	Pacific Investment Mgt Co. LLC	Head,Americas Clnt Facing	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Parikh,Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano,Emanuele	PIMCO Europe Limited	Head, Fin. Institutions	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Rodosky,Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short,Jonathan D.	Pacific Investment Mgt Co. LLC	Head, PIMCO Global Wealth Management and NY Office	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon,W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Stracke,T. Christian	Pacific Investment Mgt Co. LLC	Head of Credit Research	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano,Makoto	PIMCO Japan Limited	President of PIMCO Japan	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Wilson,Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah,Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

19

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

20

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

21

Name and Position with BlackRock	Other Company	Position with Other Company
Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

22

Name and Position with BlackRock	Other Company	Position with Other Company
	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

23

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

24

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

25

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

26

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

27

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

28

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

29

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

30

Name and Position with BlackRock	Other Company	Position with Other Company
Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

31

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Lazard Asset Management LLC (“Lazard”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 32. PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently ALPS Distributors, which acts as distributor for the Registrant and the following other investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None

32

Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 34. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not Applicable.

33

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 8th day of February, 2011.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/S/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	February 8, 2011

/S/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	February 8, 2011

/S/ DONALD O’CONNOR* Donald O’Connor	Trustee	February 8, 2011

/S/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	February 8, 2011

/S/ CECILIA H. HERBERT* Cecilia H. Herbert	Trustee	February 8, 2011

/S/ BARBARA TOLLE Barbara Tolle	Treasurer	February 8, 2011

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

EXHIBIT INDEX

Item #28	Description

(a)(2)	Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Commodity Long/Short Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward HITR Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Focus Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund.

(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier MarketStrat Fund (formerly known as Forward Frontier Markets Fund), Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward CorePlus Fund, Forward High Yield Bond Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward International Equity Fund, Forward Mortgage Securities Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of January 20, 2011.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated January 21, 2011.

(h)(1)(b)	Form of Amendment to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of January 20, 2011.

(h)(1)(c)	Amendment to Appendix B and Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of December 7, 2010.

(h)(2)(c)	Amendment to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 31, 2010.

(h)(2)(d)	Form of Amendment to Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of January 20, 2011.

(h)(3)(b)	Amendment to Schedule I-A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 31, 2010.

(h)(3)(c)	Form of Amendment to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of January 20, 2011.

(h)(6)(b)	Appendix A to the Amended Administrative Services Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund.

(h)(8)(v)	Expense Limitation Agreement for the Forward Small Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) dated as of February 1, 2011.

(h)(9)(b)	Schedule to Amended and Restated Compliance Support Services Agreement.

(m)(7)(b)(2)	Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Forward CorePlus Fund, Forward SMIDPlus Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), filed herewith.